Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	VIT
Entity Registrant Name	VanceInfo Technologies Inc.
Entity Central Index Key	0001417961
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	44,714,963

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 96,170	$ 161,265
Term deposit	5,000	5,000
Restricted cash	1,587	679
Held-to-maturity securities-current	9,401	13,208
Available-for-sale investment		1,302
Accounts receivable, net of allowance for doubtful accounts of $1,956 and $2,200 as of December 31, 2010 and 2011, respectively	126,389	85,437
Prepaid expenses and other current assets	12,865	4,860
Deferred income tax assets-current	3,177	2,441
Total current assets	254,589	274,192
Rental deposits and prepaids	3,025	2,393
Property and equipment, net	36,580	20,344
Land use right	23,884	18,009
Intangible assets, net	15,746	6,836
Goodwill	52,061	28,072
Long-term investment		193
Held-to-maturity securities, non-current		1,558
Deferred income tax assets, non-current	11	42
Total assets	385,896	351,639
Current liabilities:
Short-term bank loan	1,587	3,020
Accounts payable	1,079	823
Accrued expenses and other payables	54,980	36,377
Income tax payable	7,918	7,720
Deferred income-current	478	462
Deferred revenue	396	1,276
Total current liabilities	66,438	49,678
Deferred income tax liabilities, non-current	3,413	1,220
Deferred income, non- current	2,384	1,305
Long- term payable for business acquisitions, non-current	10,217	3,269
Total liabilities	82,452	55,472
Contingencies and commitments (Notes 25 and 26)
Equity:
Ordinary shares ($0.001 par value, 70,000,000 shares authorized; 44,556,910 and 44,714,963 shares issued as of December 31, 2010 and 2011, respectively; 44,556,910 and 42,320,390 shares outstanding as of December 31, 2010 and 2011, respectively)	45	45
Additional paid-in capital	223,707	208,431
Shares issuable in connection with business acquisitions		3,594
Treasury stock, in the form of ADS, at cost (nil and 2,394,573 shares as of December 31, 2010 and 2011, respectively)	(34,791)
Accumulated other comprehensive income	17,029	8,836
Statutory reserves	6,373	3,478
Retained earnings	91,081	71,783
Total equity	303,444	296,167
Total liabilities and equity	$ 385,896	$ 351,639

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts	$ 2,200	$ 1,956
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	70,000,000	70,000,000
Ordinary shares, shares issued	44,714,963	44,556,910
Ordinary shares, shares outstanding	42,320,390	44,556,910
Treasury stock, in the form of ADS, at cost, shares	2,394,573

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues	$ 290,583		$ 216,492		$ 152,065
Business tax	(7,446)		(4,942)		(3,999)
Net revenues	283,137	[1]	211,550	[1]	148,066	[1]
Cost of revenues (including share-based compensation of $313, $492 and $762 in 2009, 2010 and 2011, respectively)	(184,518)		(130,035)		(90,830)
Gross profit	98,619		81,515		57,236
Selling, general and administrative expenses (including share-based compensation of $1,252, $2,755 and $7,682 in 2009, 2010 and 2011, respectively)	(81,848)		(51,901)		(34,710)
Total operating expenses	(81,848)		(51,901)		(34,710)
Change in fair value of contingent consideration payable for business acquisition	920		221		(62)
Other operating income	3,172		2,036		413
Income (Loss) from operations	20,863		31,871		22,877
Interest income	2,295		782		856
Interest expense	(121)		(85)		(86)
Exchange differences	(949)		(950)		(119)
Gain on re-measurement of fair value of noncontrolling equity investment in connection with business acquisitions	1,215		612
Income before income taxes and earnings (loss) in equity method investment	23,303		32,230		23,528
Income tax expense	(1,075)		(2,518)		(2,089)
Income before earnings (loss) in equity method investment	22,228		29,712		21,439
Earnings (loss) in equity method investment	(35)		151		69
Net income	22,193		29,863		21,508
Income attributable to VanceInfo Technologies Inc. shareholders	22,193		29,863		21,508
Net income per share
Basic-ordinary share	$ 0.51		$ 0.74		$ 0.56
Diluted-ordinary share	$ 0.49		$ 0.69		$ 0.52
Net income	22,193		29,863		21,508
Other comprehensive income, net of tax:
Foreign currency translation adjustments	8,615		3,722		(48)
Unrealized gains (loss) on foreign currency exchange forward contract	(247)		(506)		145
(Gains) loss on foreign currency exchange forward contract transfer to statements of operations	319		202		(36)
Transfer to the statement of operations of net unrealized gain on available-for-sale investment, net tax effect of $87	(494)
Net unrealized gain on available-for-sale investment, net tax effect of ($87)			494
Total other comprehensive income, net of tax	8,193		3,912		61
Comprehensive income	30,386		33,775		21,569
Comprehensive income attributable to VanceInfo Technologies Inc. Shareholders	$ 30,386		$ 33,775		$ 21,569
Weighted average shares used in calculating net income per share
Basic-ordinary share	43,103,190	[2]	40,298,060	[2]	38,389,495	[2]
Diluted-ordinary share	45,248,469	[3]	43,406,080	[3]	41,576,217	[3]

[1]	Based on the countries in which the customers' headquarters are located. In determining the geographic information, customers under common control, such as subsidiary and its parent entity, are treated as a single customer.
[2]	In 2010, the Company issued 2,140,148 ordinary shares for future delivery to employees and non-employees upon exercise of vested stock options or grant of nonvested shares. 1,211,897, 1,824,660 and 441,386 shares were transferred to the relevant employees in 2009, 2010 and 2011, respectively. Accordingly, the remaining shares outstanding during the years were excluded in computation of basic net income per share in 2009, 2010 and 2011.
[3]	The Group had securities outstanding which could potentially dilute basic net income per share in the future, but which were excluded from the computation of diluted net income per share in the years ended December 31, 2009, 2010 and 2011 as their effects would have been anti-dilutive. For the years of 2009, 2010 and 2011, such outstanding securities consisted of stock options of a weighted average number of 661,234, 91,684 and 1,237,975, respectively.

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based compensation	$ 8,444	$ 3,247	$ 1,565
Transfer to the statements of operations of realized gain on available-for-sale investment, tax effect	87
Net unrealized gain on available-for-sale investment, tax effect		(87)
Cost of Revenues
Share-based compensation	762	492	313
Selling, General and Administrative Expense
Share-based compensation	$ 7,682	$ 2,755	$ 1,252

CONSOLIDATED STATEMENTS OF CHANGE IN EQUITY (USD $) In Thousands, except Share data	Total	Tp Corporation Limited	VanceInfo Financial Service Limited	Ordinary share	Additional paid-in capital	Treasury stock	Shares issuable in connection with business acquisitions	Shares issuable in connection with business acquisitions Tp Corporation Limited	Shares issuable in connection with business acquisitions VanceInfo Financial Service Limited	Accumulated other comprehensive income	Statutory reserves	Retained earnings
Beginning Balance at Dec. 31, 2008	$ 131,503			$ 39	$ 101,184		$ 1,527			$ 4,863	$ 1,316	$ 22,574
Beginning Balance (in shares) at Dec. 31, 2008				39,120,879
Issuance of ordinary shares in connection with business acquisitions (in shares)				422,213
Issuance of ordinary shares in connection with business acquisitions	562			1	2,088		(1,527)
Repurchase of ordinary shares (in shares)				(2,800)
Shares issuable in connection with acquisition		520						520
Repurchase of ordinary shares	(13)				(13)
Issuance of ordinary shares upon share offering (in shares)				345,000
Issuance of ordinary shares upon share offering	2,648				2,648
Ordinary shares issued for share-based compensation (in shares)				2,800
Ordinary shares issued for share-based compensation	4,208				4,208
Share-based compensation	1,565				1,565
Provision for statutory reserve	991										991	(991)
Unrealized gain (loss)on foreign currency exchange forward contract	145									145
(Gain) loss on foreign currency exchange forward contract transfer to statements of operations	(36)									(36)
Foreign currency translation adjustment	(48)									(48)
Net income	21,508											21,508
Ending Balance at Dec. 31, 2009	162,562			40	111,680		520			4,924	2,307	43,091
Ending Balance (in shares) at Dec. 31, 2009				39,888,092
Issuance of ordinary shares in connection with business acquisitions (in shares)				26,442
Issuance of ordinary shares in connection with business acquisitions					520		(520)
Shares issuable in connection with acquisition		1,978	1,616					1,978	1,616
Ordinary shares returned from an employee (Note 20) (in shares)				(27,772)
Ordinary shares returned from an employee (Note 20)	(537)				(537)
Issuance of ordinary shares upon share offering (in shares)				2,530,000
Issuance of ordinary shares upon share offering	89,226			3	89,223
Ordinary shares issued for share-based compensation (in shares)	2,140,148			2,140,148
Ordinary shares issued for share-based compensation	4,510			2	4,508
Share-based compensation	3,037				3,037
Provision for statutory reserve	1,171										1,171	(1,171)
Unrealized gain (loss)on foreign currency exchange forward contract	(506)									(506)
(Gain) loss on foreign currency exchange forward contract transfer to statements of operations	202									202
Net unrealized gain on available-for-sale investment, net tax effect of ($87)	494									494
Foreign currency translation adjustment	3,722									3,722
Net income	29,863											29,863
Ending Balance at Dec. 31, 2010	296,167			45	208,431		3,594			8,836	3,478	71,783
Ending Balance (in shares) at Dec. 31, 2010				44,556,910
Issuance of ordinary shares in connection with business acquisitions (in shares)				158,053
Issuance of ordinary shares in connection with business acquisitions	1,849				5,443		(3,594)
Repurchase of ordinary shares (in shares)				(2,394,573)
Repurchase of ordinary shares	(34,791)					(34,791)
Ordinary shares issued for share-based compensation	1,678				1,678
Share-based compensation	8,155				8,155
Provision for statutory reserve	2,895										2,895	(2,895)
Unrealized gain (loss)on foreign currency exchange forward contract	(247)									(247)
(Gain) loss on foreign currency exchange forward contract transfer to statements of operations	319									319
Transfer to the statement of operations of realized gain on available-for-sale investment, net tax effect of $87	(494)									(494)
Foreign currency translation adjustment	8,615									8,615
Net income	22,193											22,193
Ending Balance at Dec. 31, 2011	$ 303,444			$ 45	$ 223,707	$ (34,791)				$ 17,029	$ 6,373	$ 91,081
Ending Balance (in shares) at Dec. 31, 2011				42,320,390

CONSOLIDATED STATEMENTS OF CHANGE IN EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Net unrealized gain on available-for-sale investment, tax effect		$ (87)
Transfer to the statement of operations of realized gain on available-for-sale investment, tax effect	$ 87

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 22,193	$ 29,863	$ 21,508
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	8,444	3,247	1,565
Depreciation and amortization of property and equipment	7,057	6,397	4,078
Amortization of intangible assets	3,549	2,023	1,668
Amortization of land use right	220
(Gain) loss on foreign currency exchange forward contracts transfer to statements of operations	333	578	(52)
Loss (gain) on disposal of property and equipment	(3)	(298)	282
Allowance for doubtful accounts	75	685	445
Change in fair value of contingent consideration payable for acquisition	(920)	(221)	62
(Earnings) loss in equity method investment	35	(151)	(69)
Gain on remeasurement of fair value of noncontrolling equity investment in connection with business acquisition	(1,215)	(612)
Accrued interest income of available-for-sale investment		(41)
Changes in operating assets and liabilities:
Rental deposits and prepaids	(694)	(475)	430
Accounts receivable	(35,186)	(22,156)	(22,446)
Prepaid expenses and other current assets	(468)	945	(1,063)
Deferred income tax assets-current	(595)	(901)	(1,156)
Deferred income tax assets-non-current	44	(41)
Accounts payable	247	74	(2,485)
Deferred revenue	(905)	(1,495)	30
Accrued expenses and other payables	5,541	8,810	7,016
Income tax payable	(140)	2,643	2,479
Deferred income	1,094	(270)	757
Payment for land use rights	(5,132)	(16,727)	(879)
Deferred income tax liabilities-non-current	(697)	(323)	(245)
Net cash provided by operating activities	2,877	11,554	11,925
Cash flows from investing activities:
Purchase of property and equipment	(6,678)	(11,680)	(6,416)
Payment for construction in progress	(20,810)
Purchase of non-current investment held-to-maturity securities	(6,079)	(1,560)
Purchase of current investment held-to-maturity securities	(5,253)	(15,213)	(12,104)
Proceeds from maturity of investments	16,826	13,648
Purchase of long-term investment		(200)
Purchase of available-for-sale investment		(661)
Consideration paid for business acquisitions (net of cash acquired of $1,730, $824 and $1,821 in 2009, 2010 and 2011, respectively)	(9,165)	(127)	(3,462)
Proceeds from disposal of property and equipment	90	501	34
Purchase of term deposit	(5,000)		(10,000)
Cash received upon maturity of term deposit	5,000	5,000	1,465
Restricted cash	(1,568)	(659)
Cash received upon maturity of restricted cash	695
Payment for settlement of foreign currency forward exchange contracts	(339)	(388)
Net cash used in investing activities	(32,281)	(11,339)	(30,483)
Cash flows from financing activities:
Proceeds from exercise of options	1,434	5,011	3,625
Proceeds from discounted nonvested shares granted, net of forfeiture	1,210
Repayments of loans assumed in business acquisitions			(2,386)
Repurchase of ordinary shares	(34,791)		(13)
Consideration paid for business acquisitions	(3,933)	(814)
Proceeds from short-term bank loan	1,568	2,939
Repayments of short-term bank loan	(3,086)		(1,465)
Net cash provided by (used in) financing activities	(37,650)	96,225	2,673
Effect of exchange rate changes	1,959	768	(21)
Net (decrease) increase in cash and cash equivalents	(67,054)	96,440	(15,885)
Cash and cash equivalents at beginning of year	161,265	64,057	79,963
Cash and cash equivalents at end of year	96,170	161,265	64,057
Supplemental disclosures of cash flow information
Income tax paid	3,085	1,331	1,055
Interest paid	119	79	80
Acquisition of businesses:
Ordinary shares issued and to be issued	1,849	1,616	549
Outstanding consideration payable for business acquisitions during the year	18,236	1,633	8,187
Change in payable for purchase of property and equipment	572	(510)	1,233
Non-cash financing activities:
Accrued issuance costs related to share offerings		127	264
Equity Offering 2009
Cash flows from financing activities:
Proceeds from issuance of ordinary shares			3,624
Payment for issuance costs of ordinary shares		(220)	(712)
Equity Offering 2010
Cash flows from financing activities:
Proceeds from issuance of ordinary shares		89,816
Payment for issuance costs of ordinary shares	$ (52)	$ (507)

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consideration paid for business acquisitions, cash acquired	$ 1,821	$ 824	$ 1,730

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

VanceInfo Technologies Inc. (“VanceInfo” or the “Company”), formerly known as Thinkplus Investments Limited, was incorporated under the laws of the British Virgin Islands (“BVI”) on April 19, 2004 and was re-domiciled to the Cayman Islands on October 10, 2005. VanceInfo, together with its subsidiaries, are hereinafter referred to as the “Group”.

The Group is principally engaged in the provision of IT services that mainly include quality assurance testing, application development and maintenances, research and development, globalization and localization, and enterprise solutions in the PRC.

As of December 31, 2011, the Group’s subsidiaries were as follows:

Subsidiaries	Date of acquisition/ incorporation	Place of establishment/ incorporation	Percentage of beneficial ownership

VanceInfo Creative Software Technology Ltd. (“VanceInfo Beijing”)	July 2, 2004	PRC	100%
VanceInfo Creative Software Technology Ltd. (“VanceInfo BVI”)	August 6, 2004	BVI	100%
VanceInfo Japan Inc. (“VanceInfo Japan”)	November 25, 2004	Japan	99.9%
VanceInfo Technologies Inc. (“VanceInfo US”)	November 29, 2005	United States of America (“US”)	100%
VanceInfo Technologies Limited (“VanceInfo Hong Kong”)	March 27, 2007	Hong Kong	100%
Shanghai VanceInfo Technologies Limited (“VanceInfo Shanghai”, formerly name “Shanghai Solutions Software Co., Ltd.” )	May 29, 2007	PRC	100%
Beijing Chosen Technology Co., Ltd. (“Chosen”)	July 31, 2007	PRC	100%
VanceInfo Technologies Limited (“VanceInfo Tianjin”)	November 15, 2007	PRC	100%
Shanghai VanceInfo Creative Software Technology Limited (“VanceInfo Shanghai Creative”)	September 9, 2008	PRC	100%
VanceInfo Malaysia Inc. Sdn. Bhd	October 9, 2008	Malaysia	100%
Shenzhen VanceInfo Creative Software Technology Limited (“VanceInfo Shenzhen”)	October 28, 2008	PRC	100%
Nanjing VanceInfo Creative Software Technology Limited (“VanceInfo Nanjing”)	December 19, 2008	PRC	100%
TP Teleservices Limited (“TP Teleservices”)	July 2, 2009	Hong Kong	100%
TP (Hong Kong) Limited (“TP Hong Kong”)	July 2, 2009	Hong Kong	100%
TP Consultants Limited (“TP Consultants”)	July 2, 2009	Hong Kong	100%
TP (Taiwan) Limited (“TP Taiwan”)	July 2, 2009	Hong Kong	100%
TP Software Technology (Shanghai) Co., Ltd. (“TP Shanghai”)	July 2, 2009	PRC	100%
VanceInfo Financial Service Limited (“VanceInfo Financial Service”, formerly named “Link Result Limited”)	July 2, 2010	Hong Kong	100%
VanceInfo Data Service (Shanghai) Co., Ltd. (“VanceInfo Data”, formerly named “A-IT (Shanghai) Software Services Co., Ltd.”)	July 2, 2010	PRC	100%
Beijing Viatt Information Technology Co., Ltd. (“Beijing Viatt”)	January 4, 2011	PRC	100%
Lifewood Technology Limited (“Lifewood Technology”)	April 1, 2011	Hong Kong	100%
Lifewood Data Technology Limited (“Lifewood Data)	April 1, 2011	Hong Kong	100%
Lifewood Data Technology (Shenzhen) Limited (“Lifewood Shenzhen”)	April 1, 2011	PRC	100%
Lifewood Data Technology (Dongguan) Limited (“Lifewood Dongguan”)	April 1, 2011	PRC	100%
VanceInfo Technologies Australia Pty. Ltd. (“VanceInfo Australia”, formerly named “Salsatec Corporation Pty. Ltd.” )	July 1, 2011	Australia	100%
Beijing Data Pioneer Information Technology Co., Ltd. (“Beijing DPC”)	August 1, 2011	PRC	100%
Beijing Kang Pu Wei Century Information Technology Co., Ltd. (“Beijing KPW”)	August 1, 2011	PRC	100%
VanceInfo Singapore Pte. Ltd. (“VanceInfo Singapore)	August 12, 2011	Singapore	100%
VanceInfo Financial Solutions Limited. (“VanceInfo Financial Solutions”)	September 9, 2011	BVI	100%
Nanjing VanceInfo Technologies Training Center (“Nanjing Training Center”)	November 11, 2011	PRC	100%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Basis of consolidation

The consolidated financial statements include the financial statements of VanceInfo, its subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and revenue and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s financial statements include allowance for doubtful accounts, useful lives and impairment of property and equipment, impairment of goodwill and indefinite-lived intangible assets, economic lives of intangible assets, purchase price allocation in business combinations, contingent consideration for business acquired, fair value of hedging, valuation allowance for deferred tax assets, revenue recognition for fixed price contracts and stock-based compensation expense. Actual results could differ from those estimates.

Significant risks and uncertainties

The Group participates in a dynamic industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations, or cash flows: advances and trends in new technologies and industry standards; competition from other competitors; regulatory or other PRC related factors; risks associated with the Group’s ability to attract and retain employees necessary to support its growth; risks associated with the Group’s growth strategies; and general risks associated with the IT services industry.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments, which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased.

Restricted cash

Restricted cash represents a term deposit pledged for a short-term loan. Cash held in such accounts is restricted for a period of twelve months.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group’s financial instruments include cash and cash equivalents, restricted cash, held-to-maturity securities, accounts receivable, short-term bank loan and accounts payable, the carrying values of which approximate their fair value due to their short-term maturities.

The Group’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2011 include the foreign currency exchange forward contracts based on Level 2 inputs, available-for-sale investment and contingent consideration payable in connection with a business acquisition based on Level 3 inputs.

The Group’s financial assets and liabilities measured at fair value on a non-recurring basis include acquired assets and liabilities based on Level 3 inputs in connection with business acquisitions.

It is not practicable to estimate the fair value of the Group’s long-term investment because of lack of quoted market prices and the inability to estimate fair value without incurring excessive costs.

Held-to-maturity securities

The Group’s held-to-maturity securities are classified as held-to-maturity securities-current and held-to-maturity securities-non current on the consolidated balance sheets based on their contractual maturity dates and are stated at their amortized costs.

Available-for-sale investment

Available-for-sale investment are carried at their fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income. Available-for-sale investment is classified as current assets on the consolidated balance sheets because they are available for immediate sale.

Derivatives and hedge accounting

The Group’s risk management strategy includes the use of derivative and non-derivative financial instruments as hedges of foreign currency exchange risk, whenever management determines their use to be reasonable and practical. This strategy does not permit the use of derivative financial instruments for trading purposes, nor does it allow for speculation.

The Group uses foreign currency forward exchange contracts to hedge the exposure to foreign currency risk, primarily Japanese Yen (“JPY”). The purpose of the Group’s foreign currency derivative activities is to protect the Group from the risk that the functional currencies net cash flows of the Group’s operating entities resulting from forecasted JPY denominated revenue transactions will be negatively affected by the fluctuation in exchange rates. The Group uses foreign currency forward exchange contracts to offset changes in the amount of future cash flows associated with certain third-party sales expected to occur within the next twelve months. These contracts, which are designated and documented as cash flow hedges, qualify for hedge accounting treatment. The effectiveness of the cash flow hedge contracts is assessed quarterly using regression analysis as well as other timing and probability criteria. All hedging relationships are formally documented at the inception of the hedge and the hedges are expected to be highly effective in offsetting changes to future cash flows generated from hedged transactions.

The Group carries these contracts as either assets or liabilities at fair value. The Group excludes from its assessment of hedge effectiveness the portion of changes in fair value of the forward contracts attributable to the changes in difference between the spot exchange rate and the forward exchange rate (“spot-forward difference”), which is recognized in the exchange differences account in the statements of operations when incurred. The Group recognizes the effective portion of the gains and losses on these contracts, which represents the changes in fair values of these contracts excluding the changes in relation to spot-forward difference, in other comprehensive income and reclassifies such gains and losses subsequently in the exchange differences account in the statements of operations when the forecasted revenue is recognized.

Accounts receivable

Accounts receivable represents those receivables derived in the ordinary course of business. The Group conducts credit evaluations of customers and generally do not require collateral or other security from their customers. The Group establishes an allowance for doubtful accounts based on estimates, historical experience and other factors surrounding the credit risk of specific customers.

Property and equipment, net

Property and equipment, net, are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are provided using the straight-line method over the following estimated useful lives:

Furniture and office equipment	5 years
Motor vehicles	5 years
Computers and software	3-5 years
Leasehold improvements	Shorter of the term of the lease or the estimated useful lives of the assets

All direct and indirect costs that are related to the construction of fixed assets and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific fixed assets items and depreciation of these assets commences when they are ready for their intended use.

Business combinations

Business combinations are recorded using the purchase method of accounting. On January 1, 2009, the Group adopted a new accounting pronouncement with prospective application which made certain changes to the previous authoritative literature on business combinations. From January 1, 2009, the assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Previously, any non-controlling interest was reflected at historical cost. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as of the date of acquisition. For shares issued in a business combination, the Group has estimated the fair value as of the date of acquisition.

Where the consideration in an acquisition includes contingent consideration, the payment of which depends on the achievement of certain specified post-acquisition conditions, from January 1, 2009 the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings. For periods prior to January 1, 2009 contingent consideration was not recorded until the contingency was resolved.

Goodwill and intangible assets

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in a business combination. The Group assesses goodwill for impairment in accordance with ASC subtopic 350-20 (“ASC 350-20”), Intangibles — Goodwill and Other: Goodwill, which requires that goodwill be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20. The Group’s chief operating decision maker only reviews the Group’s discrete financials at its consolidated level and there are no segment managers who are held accountable by the Company’s chief operating officer or anyone else, for operations, operating results, and planning for levels or components below the consolidated level, and the Group determines the entities which have similar economic characteristics as a reporting unit. Accordingly, consistent with the management’s operational perspective, the Group determines that it has only one reporting unit.

The Group annually on the last day of each fiscal year, or more frequently if the Group believes indicators of impairment exist, reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist.

Specifically, goodwill impairment is determined using a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The fair value of each reporting unit is estimated using a discounted cash flow, or DCF,) methodology. This analysis requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for our business, estimation of the useful life over which cash flows will occur, and determination of our weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.The Group did not incur any impairment loss on goodwill for the years ended December 31, 2009, 2010 or 2011.

Intangible assets, net

Intangible assets with finite lives are carried at cost less accumulated amortization. Amortization of customer base and relationship is computed using the estimated attrition pattern of the acquired customers or straight-line method based on specific estimated benefit pattern. Amortization of other finite-lived intangible assets is computed using the straight-line method. The estimated economic lives of acquired intangible assets with finite lives are as follows:

Contract backlog	0.17-1 year
Customer base and relationship	3-10 years
Non-compete agreement	2-5 years
Software technology	2 years
Tradename	Indefinite

Intangible assets with an indefinite useful life are not amortized. Intangible assets with indefinite lives including Tradename of $5,193 are carried at cost without amortization recognized.

The impairment test for intangible assets not subject to amortization consists of a comparison of the fair value of the intangible assets with their carrying value. If the carrying value of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. The estimates of fair value of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets. The Group did not incur any impairment loss on intangible assets not subject to amortization for the years ended December 31, 2009, 2010 or 2011.

Land use right

All land in the PRC is owned by the PRC government. The government in the PRC, according to the relevant PRC law, may grant the right to use the land for a specified period of time. Payment for acquiring land use right is stated at cost less accumulated amortization. Amortization is provided over the contractual term of the land use right on a straight-line basis.

Long-term investment

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation in the investee’s Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the excess of the carrying amount over the fair value of the long-lived assets.

Revenue recognition

Research and development outsourcing services and IT services

The majority of the contracts are for the provision of services performed on a time-and-material basis. For time-and-material contracts, the Group may render initial development and maintenance services, typically for a period of less than one year and are subject to the terms of the master agreement which fixes the billing rates for man-hours based on level of experience of the engineers regardless of the type of engaged services. The Group bills customers for related service performance based on pre-agreed charge rates. Customers may terminate contracts before completion and revenue is considered to be realizable and earned when all of the following criteria are met: persuasive evidence of a sales arrangement exists; delivery has occurred or services have been rendered; the price is fixed or determinable; and collectability is reasonably assured. Thus, the revenues from this type of contracts are recognized as the billable services are rendered. Software developed by the Group on behalf of its customers is transferred in its entirety to the customers.

The remaining revenues are earned from fixed-price service contracts. Revenue from fixed-price contracts require the Group to perform services throughout the contractual period, which is generally less than one year. Revenues from fixed-price contracts are generally recognized as per the proportional performance method using an output measure determined by achievement of milestones which include planning documentation and testing reports. The Group estimates the man-hours involved in achieving each of these milestones and when the milestone is achieved the Group recognizes a proportion of the total revenue under the contract based on the hours incurred in achieving that milestone against its latest estimate of the total man-hours to be incurred in performing the contract.

Reimbursable out-of-pocket expenses and material costs are recognized as revenues when billed.

The discount terms in the Group’s arrangements with customers generally entitle the customer to discounts if the customer completes a specified cumulative level of revenue transactions. The discounts are passed to the customer either as cash payments or as a reduction of payments due from the customer. The Group has recorded its revenue rebate as reduction in revenues appropriately at the time of sales.

Other solutions

The Group derives revenues from providing system integration solutions, which normally include the procurement of hardware on behalf of customers and customized software licenses, implementation of the software and hardware, and post contract customer supports (“PCS”) including telephone supports and on-site supports.

The Group has established the vender-specific objective evidence (“VSOE”) of fair value of the PCS based on standalone sales on regular basis and therefore treats the arrangements as two units of accounting, which are (1) hardware and software implementation and (2) PCS. Revenues of the hardware and software implementation are primarily recognized using percentage-of-completion method measured based on the relationship of costs already incurred to the total estimated costs to be incurred. The Group considers labor costs and other direct contract costs in calculating the percentage of completion. Revenues of the PCS are recognized ratably over the PCS period.

In addition, the Group, through certain subsidiary, performed a few other projects which involved IT services, software resale, and maintenance service which is considered PCS. Since the Group has not established the VSOE of the fair value of any element of these projects, the contract amounts were recognized as revenues ratably over the period of PCS, which was the last undelivered element in the arrangements.

Revenue recognized in excess of billings is recorded as unbilled receivables and is included in accounts receivable. Amounts billed but not yet collected are recorded as billed receivables and are included in accounts receivable. All billed and unbilled amounts are expected to be collected within one year.

The breakdown of net revenues by types of contracts is as follows.

	For the years ended December 31,
	2009	2010	2011

Time-and-material contracts	105,385	130,937	187,953
Fixed-price contracts	39,496	76,221	92,395
Others	3,185	4,392	2,789

Total	148,066	211,550	283,137

Business tax

The Group’s PRC subsidiaries are subject to business tax at rate of 5% of total revenues for certain types of contracts. Certain services contracts are exempted from business tax in accordance with the PRC tax laws. Business tax is recorded as a reduction in revenues when incurred.

Government subsidies

Government subsidies include amounts granted by local government authorities to encourage the employment of new college graduates and other purposes. Government subsidies are recorded as receivables when the approval is obtained from the local government authorities and the Group has the right to receive the subsidies, when historically the expenses that the subsidies intended to compensate normally have incurred by the Company. Historically the Group reported all government subsidies as other operating income, and beginning 2011, the government subsidies to encourage employment of new college graduates are reported as deductions to the cost of revenues in the statements of operations. The Group has retrospectively adjusted the financial information of comparative periods for consistent presentation. Subsidies for other purposes are recognized as other operating income because the subsidies are not intended to compensate for specific expenditure. For the years ended December 31, 2009, 2010 and 2011, the Group recognized government subsidies as a reduction to costs of revenues of $1,341, $2,948 and $5,508, respectively, and as other operating income of $192, $1,631, and $2,052 respectively.

Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing companies are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Income taxes

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant tax authorities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. The Group classifies interest and penalties, if any, as a component of its income tax provision.

Foreign currency translation

The functional and reporting currency of VanceInfo, VanceInfo BVI and VanceInfo Financial Solutions is the United States dollar (“U.S. dollar”). The financial records of the Group’s other subsidiaries are maintained in their local currencies, which are the functional currencies of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

The Group’s entities with functional currency other than U.S. dollar translate their operating results and financial position into the U.S. dollar, the Group’s reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

Comprehensive income

Comprehensive income includes net income, unrealized gains on foreign currency forward exchange contracts for effective portion and foreign currency translation adjustments. Comprehensive income is reported in the consolidated statements of operations and comprehensive income.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Group places their cash and cash equivalents with authorized financial institutions, which refer to (i) banks incorporated in China, which are all authorized to operate banking business by China Banking Regulatory Commission and other relevant agencies, and (ii) overseas financial institutions regulated by competent regulatory authorities in their relevant jurisdictions such as Hong Kong. The credit risk on cash and cash equivalents is limited because the counterparties are banks with high credit ratings.

Details of customers accounting for 10% or more of total revenues are as follows:

	For the years ended December 31,
	2009	2010	2011
	%	%	%

Customer
A	23	26	25
B	13	12	12
C	11	9	8

Details of customers accounting for 10% or more of accounts receivable are as follows:

	As of December 31,
	2010	2011
	%	%

Customer
A	46	44

Share-based payments

Share-based payment transactions with employees and non-employee directors are measured based on the grant date fair value of the equity instrument issued and recognized as compensation expense net of a forfeiture rate over the requisite service period based on a graded vesting attribution method, with a corresponding impact reflected in additional paid-in capital. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures are recognized through a cumulative catch-up adjustment in the period of change.

Net income per share

Basic net income per share is computed by dividing net income attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares outstanding during the year.

The Group had stock options, nonvested shares, and ordinary shares to be issued contingent upon the satisfaction of certain conditions in connection with business acquisitions, which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted income per share, the effect of stock options and nonvested shares is computed using the treasury stock method. Ordinary shares to be issued contingent upon the attainment of specified earnings levels in future periods by the acquired businesses are recorded when the contingency is resolved and additional share consideration is issuable.

Treasury stock

The Group purchased treasury stock in the form of ADS in the open market, and accounted for the repurchase of ordinary shares under the cost method.

Recently issued accounting standards

In May 2011, the Financial Accounting Standards Board (FASB) issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

•

Highest-and-best-use and valuation-premise concepts for nonfinancial assets—the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

•

Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk—the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

•

Premiums or discounts in fair value measure—the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

•

Fair value of an instrument classified in a reporting entity’s stockholders’ equity—the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

•	Disclosures about fair value measurements—the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

(i) For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii) The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Group does not expect the adoption of this guidance to have a significant effect on its consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011. The Group early adopted this guidance on January 1, 2009 and reported the total of comprehensive income, the components of net income and other comprehensive income in the consolidated statements of operations and comprehensive income. It did not have a significant effect on its consolidated financial statements.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The Group does not expect the adoption of this pronouncement to have a significant effect on its consolidated financial statements.

In December 2011, the FASB has issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group is in the process of evaluating the effect of adoption of this guidance on its consolidated financial statements.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION
3.	SEGMENT INFORMATION

The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has only one operating segment.

Geographic information

The Group’s major operating entities’ country of domicile is Greater China which refers to the PRC, including, for purposes of the accompanying financial statements only, Taiwan, Hong Kong and Macau.

The following tables summarize the Group’s long-lived assets and net revenues in different geographic locations:

Long-lived assets

	As of December 31,
	2010	2011

Greater China	73,046	117,372
US	2,228	8,636
Others	573	5,288

Total	75,847	131,296

Net revenues (1\)

	For the years ended December 31,
	2009	2010	2011
Greater China	59,373	95,481	132,721
US	56,634	70,955	95,324
Europe	23,148	32,178	42,433
Japan	8,466	9,889	9,500
Others	445	3,047	3,159

Total	148,066	211,550	283,137

(1)	Based on the countries in which the customers’ headquarters are located. In determining the geographic information, customers under common control, such as subsidiary and its parent entity, are treated as a single customer.

The following table summarizes the Group’s net revenues by service lines:

	For the years ended December 31,
	2009	2010	2011
Research and Development Outsourcing Services:
Research & development services	90,581	124,181	141,251
Globalization & localization	5,118	6,060	7,312
IT Services:
Enterprise solutions	14,429	19,725	25,236
Application development & maintenance	26,373	43,825	75,543
Quality assurance & testing	7,807	13,003	22,548
Other Solutions and Services	3,758	4,756	11,247

Total	148,066	211,550	283,137

ACQUISITIONS	12 Months Ended
Dec. 31, 2011
ACQUISITIONS
4.	ACQUISITIONS

Acquisition of TP’s equity interest

On July 2, 2009, the Group acquired 100% equity interests in the operating subsidiaries of TP Corporation Limited (“TP”), a provider of customer relationship management solutions and system integration. The acquisition has strengthened the Group’s position in software services. Accordingly, the purchase method of accounting has been applied. The fair value of additional contingent considerations, based on specified earnings objectives predefined for the six-month period ended December 31, 2009, and twelve-month period ended December 31, 2010 and twelve-month period ended December 31, 2011. The acquired net assets were recorded at their fair market value at the date of acquisition. The estimated purchase price of $8,644 consisted of the following:

Fair value of consideration:
Cash consideration	4,856
Fair value of equity consideration	3,788

Total	8,644

The purchase price was allocated as follows:

		Amortization period
Cash	1,730
Other current assets	2,926
Property and equipment	248
Rental deposits	82
Intangible assets:
Customer base and relationship	2,163	5 years
Tradename	1,645	indefinite
Non-compete agreement	332	5 years
Contract backlog	743	1.5 years
Software technology	323	2 years
Goodwill	6,277
Deferred tax assets - non-current	43
Current liabilities	(4,607)
Deferred tax liabilities	(875)
Short term loan	(2,386)

Total	8,644

The first contingent consideration based on the earnings of TP for the six-month period ended December 31, 2009 was determined to be $1,337 when the contingency was resolved on December 31, 2009, of which $817 was settled in cash and $520 was settled in 26,442 ordinary shares of the Company at a fair value of $19.66 per share in 2010.

The second contingent consideration based on earnings of TP for the twelve-month period ended December 31, 2010, was determined to be $3,993 when the contingency was resolved on December 31, 2010, of which $2,015 was settled in cash and $1,978 was settled in 55,944 ordinary shares of the Company at a fair value of $35.36 per share in 2011.

The fair value of the final contingent consideration based on the collection of related accounts receivable was determined to be up to $3,275 as of December 31, 2011, of which up to $2,004 may be settled in cash and up to $1,271 may be settled in ordinary shares.

The change in fair value of the contingent consideration during the years ended December 31, 2009, 2010 and 2011 was a loss of $62, a gain of $80 and nil, respectively, which were recognized in the consolidated statements of operations.

The following unaudited pro forma information summarizes the results of operations for the years ended December 31, 2009 of the Group as if the acquisition had occurred on January 1, 2009. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

For the year ended December 31,
2009
(unaudited)
Pro forma net revenues	151,068
Pro forma net income	21,869
Pro forma net income per ordinary share-basic	0.57
Pro forma net income per ordinary share-diluted	0.53

The amounts of revenue and earnings of the acquiree since the acquisition date are not separately presented because the acquiree’s operation has been integrated into the Group’s business after the transaction was completed.

Acquisition of VanceInfo Financial Service’s equity interest

On October 1, 2008, the Group completed the purchase of a 33% equity interest in VanceInfo Financial Service, a China-based company providing IT outsourcing services to multinational financial institutions, with investment cost of $841, including $330 of cash consideration paid to selling shareholders, $495 of capital injection to the investee in the form of an indefinite-lived interest-free loan and $16 of acquisition costs. The Group accounted for the investment using equity method of accounting because the Group had the ability to exercise significant influence over the investee.

In July 2010, the Group acquired the remaining 67% equity interest in VanceInfo Financial Service from other shareholders with initial consideration of $670 in cash. Contingent consideration is determined based on earnings of the acquired business in the six-month period ended December 31, 2010. The acquired net assets were recorded at their fair value at the date of acquisition. The estimated purchase price of $5,759 consisted of the following:

Initial cash payment	670
Fair value of contingent consideration:
Cash consideration	1,555
Fair value of equity consideration	1,834
Fair value of the 33% equity interest:
Carrying amount	1,088
Gain on re-measurement of fair value of non-controlling equity investment	612

Total	5,759

The purchase price was allocated as follows:

		Amortization period
Cash	824
Other current assets	1,997
Property and equipment	80
Rental deposits	7
Intangible assets:
Customer base and relationship	926	5.5 years
Non-compete agreement	40	2 years
Goodwill	2,490
Current liabilities	(401)
Deferred tax liabilities	(204)

Total	5,759

The additional cash consideration, based on the earnings of VanceInfo Financial Service for the six-month period ended December 31, 2010, was determined to be $3,144 when the contingency was resolved on December 31, 2010, of which $1,565 was settled in cash and $1,579 was settled in 44,642 ordinary shares of the Company at a fair value of $35.36 per share in 2011.

The change in fair value of the contingent consideration during the years ended December 31, 2010, 2011 was a gain of $141 and $89, respectively, was recognized in the consolidated statements of operations.

The following unaudited pro forma information summarizes the results of operations for the years ended December 31, 2009 and 2010 of the Group as if the acquisition had occurred on January 1, 2009. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	For the years ended December 31,
	2009	2010
	(unaudited)	(unaudited)

Pro forma net revenues	151,308	214,717
Pro forma net income	21,720	30,383
Pro forma net income per ordinary share-basic	0.57	0.75
Pro forma net income per ordinary share-diluted	0.52	0.70

The amounts of revenue and earnings of the acquiree since the acquisition date are not separately presented because the acquiree’s operation has been integrated into the Group’s business after the transaction was completed.

Acquisition of Beijing Viatt’s equity interest

In February 2010, the Group extended a loan with principal of $440 to Beijing Viatt Information Technology Co. Ltd. (“Beijing Viatt”), a private company providing IT services and solutions for Chinese domestic financial institutions. The loan carries 8% annual interest rate with two-year term and is convertible into a 20% equity interest of Beijing Viatt. The investment was accounted for by the Group as available-for-sale investment which measured at fair value on a recurring basis. The Group remeasured the fair value of this available-for-sale investment at the end of December 31, 2010 using a binomial model based on certain key assumptions such as the probability of conversion to ordinary shares of Beijing Viatt and the fair value of the equity of Beijing Viatt, and $494 excess of fair value over the carrying amount as the unrecognized gains on the available-for-sale investment was recorded in other comprehensive income for the year ended December 31, 2010.

In January 2011, the Group converted the loans into a 20% equity interest, and acquired remaining equity interest in Beijing Viatt. Under the terms of the acquisition agreement, the Group paid an initial consideration of approximately $1,542 in cash. Contingent consideration will be paid based on the financial performance of the acquired business for the 24-month period ending December 31, 2012. The acquisition is expected to strengthen the Group’s position in PRC’s domestic financial services sector. The estimated fair value of Beijing Viatt as of the acquisition date consisted of the following:

Initial cash payment	1,542
Fair value of contingent consideration:
Cash consideration	1,484
Fair value of equity consideration	1,661
Fair value of the 20% equity interest:
Carrying amount	483
Gain on re-measurement of fair value of non-controlling equity investment	514

Total	5,684

The purchase price was allocated as follows:

		Amortization period
Cash	267
Other current assets	484
Property and equipment	74
Intangible assets:
Customer base and relationship	386	5 years
Contract backlog	16	1years
Trade name	177	indefinite
Non-compete agreement	583	4 years
Goodwill	4,454
Current liabilities	(466)
Deferred tax liabilities	(291)

Total	5,684

The change in fair value of the contingent consideration during the year ended December 31, 2011 was a gain of $897, which was recognized in the consolidated statements of operations.

The following unaudited pro forma information summarizes the results of operations for the years ended December 31, 2010 and 2011 of the Group as if the acquisition had occurred on January 1, 2010. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

For the year ended December 31,
2010
(unaudited)

Pro forma net revenues	212,682
Pro forma net income	29,511
Pro forma net income per ordinary share-basic	0.73
Pro forma net income per ordinary share-diluted	0.68

The unaudited pro forma information of the acquisition as if the acquisition had occurred on January 4, 2011 is not presented because the Group believes it is impracticable to do so.

The amounts of revenue and earnings of the acquiree since the acquisition date are not separately presented because the acquiree’s operation has been integrated into the Group’s business after the transaction was completed.

Acquisition of Lifewood’s equity interest

On April 1, 2011, the Group acquired 100% equity interests in the operating subsidiaries of Lifewood Data Technology Limited and Lifewood Technology Limited (together, “Lifewood”), a provider of business process outsourcing (“BPO”) services with an initial consideration of $3,961 in cash and $1,669 settled in 50,746 ordinary shares. Contingent consideration will be paid based on financial performance for each twelve-month period ending March 31, 2012, 2013 and 2014, respectively. The acquired net assets were recorded at their fair value at the date of acquisition. The estimated purchase price of $10,798 consisted of the following:

Initial payment:
Cash consideration	3,961
Fair value of equity consideration	1,669
Fair value of contingent consideration:
Cash consideration	2,561
Fair value of equity consideration	2,607

Total	10,798

The purchase price was allocated as follows:

		Amortization period
Cash	219
Other current assets	435
Property and equipment	203
Rental Deposit	14
Intangible assets:
Customer base and relationship	2,571	6.75 years
Tradename	2,571	indefinite
Non-compete agreement	257	4.75 years
Software technology	257	3 years
Goodwill	6,386
Deferred tax assets – non -current	13
Current liabilities	(1,195)
Deferred tax liabilities	(933)

Total	10,798

The change in fair value of the contingent consideration during the year ended December 31, 2011 was a gain of $224, which was recognized in the consolidated statements of operations.

The following unaudited pro forma information summarizes the results of operations for the years ended December 31, 2010 and 2011 of the Group as if the acquisition had occurred on January 1, 2010 and 2011. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	For the years ended December 31,
	2010	2011
	(unaudited)	(unaudited)

Pro forma net revenues	216,296	283,857
Pro forma net income	29,046	21,979
Pro forma net income per ordinary share-basic	0.72	0.51
Pro forma net income per ordinary share-diluted	0.67	0.49

The amounts of revenue and earnings of the acquiree since the acquisition date are not separately presented because the acquiree’s operation has been integrated into the Group’s business after the transaction was completed.

Acquisition of Oracle consulting and implementation service business

On April 30, 2011, the Group entered into a purchase agreement with a consulting company to acquire its business of Oracle consulting and implementation services with an initial consideration of $254 in cash and $217 settled in 6,721 ordinary shares. Contingent consideration will be paid based on financial performance for each twelve-month period ending April 30, 2012 and 2013, respectively. The acquired net assets were recorded at their fair value at the date of acquisition. The estimated purchase price of $2,036 consisted of the following:

Initial payment:
Cash consideration	254
Fair value of equity consideration	217
Fair value of contingent consideration:
Cash consideration	953
Fair value of equity consideration	612

Total	2,036

The purchase price was allocated as follows:

		Amortization period
Current assets	381
Property and equipment	4
Intangible assets:
Customer base and relationship	525	5 years
Non-compete agreement	175	5 years
Goodwill	1,056
Deferred tax liabilities	(105)

Total	2,036

The change in fair value of the contingent consideration during the year ended December 31, 2011 was a loss of $70, which was recognized in the consolidated statements of operations.

The unaudited pro forma information of the acquisition as if the acquisition had occurred on January 1, 2010 is not presented because the Group believes it is impracticable to do so.

The amounts of revenue and earnings of the acquiree since the acquisition date are not separately presented because the acquiree’s operation has been integrated into the Group’s business after the transaction was completed.

Acquisition of VanceInfo Australia’s equity interest

In September 2010, VanceInfo BVI, through one of its subsidiaries, made a strategic investment in VanceInfo Technologies Australia Pty. Ltd, or VanceInfo Australia (formerly named Salsatec Corporation Pty. Ltd.), an Australia-based IT services and solution provider for Australian telecom and technology companies. Under the terms of the agreement, the Company invested $200 in cash for an initial equity interest of 20% of VanceInfo Australia in convertible redeemable preferred stock, with an exclusive right to acquire the remaining 80% of the equity within the next 12 months. As the Group has significant influence over VanceInfo Australia, the investment has been recorded using the equity method of accounting in the first half of 2011.

In July 2011, the Group purchased the remaining 80% equity interest in VanceInfo Australia for an initial consideration of $478 in cash. Contingent consideration will be paid based on financial performance for each twelve-month period ending September 30, 2012, 2013 and 2014, respectively. The acquired net assets were recorded at their fair value at the date of acquisition. The estimated fair value of VanceInfo Australia as of the acquisition date consisted of the following:

Initial cash consideration:	478
Fair value of contingent consideration:
Cash consideration	1,573
Fair value of equity consideration	1,997
Fair value of the 20% equity interest:
Carrying amount	159
Gain on re-measurement of fair value of non-controlling equity investment	701

Total	4,908

The purchase price was allocated as follows:

		Amortization period
Cash	276
Other current assets	287
Property and equipment	93
Intangible assets:
Customer base and relationship	700	5 years
Non-compete agreement	715	5 years
Goodwill	3,661
Current liabilities	(400)
Deferred tax liabilities	(424)

Total	4,908

The change in fair value of the contingent consideration from the date of acquisition to December 31, 2011 was a loss of $105 and was recognized in the consolidated statements of operations.

The following unaudited pro forma information summarizes the results of operations for the years ended December 31, 2010 and 2011 of the Group as if the acquisition had occurred on January 1, 2010. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	For the years ended December 31,
	2010	2011
	(unaudited)	(unaudited)

Pro forma net revenues	211,815	283,622
Pro forma net income	29,844	21,825
Pro forma net income per ordinary share-basic	0.74	0.51
Pro forma net income per ordinary share-diluted	0.69	0.48

The amounts of revenue and earnings of the acquiree since the acquisition date are not separately presented because the acquiree’s operation has been integrated into the Group’s business after the transaction was completed.

Acquisition of Beijng DPC’s equity interest

On August 1, 2011, the Group acquired 100% equity interest in Beijing Data Pioneer Information Technology Co., Ltd., or Beijing DPC, a China-based company providing IT consulting and services to Chinese domestic financial institutions, for an initial consideration of $1,863 in cash which was settled in 2011. Contingent consideration will be paid based on financial performance of the acquired business for each twelve-month period ending July 31, 2012 and 2013. The acquired net assets were recorded at their fair value at the date of acquisition. The estimated purchase price of $4,387 consisted of the following:

Initial cash payment	1,863
Fair value of contingent consideration:
Cash consideration	1,400
Fair value of equity consideration	1,124

Total	4,387

The purchase price was allocated as follows:

		Amortization period
Cash	1,060
Other current assets	705
Property and equipment and other long-term assets	50
Intangible assets:
Customer base and relationship	1,003	5 years
Contract backlog	248	1 years
Non-compete agreement	201	5 years
Goodwill	2,362
Current liabilities	(879)
Deferred tax liabilities	(363)

Total	4,387

The change in fair value of the contingent consideration during the year ended December 31, 2011 was a loss of $69, which was recognized in the consolidated statements of operations.

The following unaudited pro forma information summarizes the results of operations for the year ended December 31, 2010 and 2011 of the Group as if the acquisition had occurred on January 1, 2010. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	For the years ended December 31,
	2010	2011
	(unaudited)	(unaudited)

Pro forma net revenues	214,310	284,399
Pro forma net income	29,880	21,875
Pro forma net income per ordinary share-basic	0.74	0.51
Pro forma net income per ordinary share-diluted	0.69	0.48

The amounts of revenue and earnings of the acquiree since the acquisition date are not separately presented because the acquiree’s operation has been integrated into the Group’s business after the transaction was completed.

Acquisition of a professional team of Seattle-based service firm

In October 2011, the Group acquired the assets and the professional team of a U.S-based IT services company specialized in Microsoft capabilities. Under the terms of the acquisition agreement, the Group paid an initial consideration of $3,000 in cash. Contingent cash consideration will be paid based on the team’s financial performance during the three-month period ending March 31, 2012. The transaction was considered an acquisition of a business and accordingly the purchase method of accounting has been applied. The acquired net assets were recorded at their fair value at the date of acquisition.

The estimated purchase price of $5,913 consisted of the following:

Initial cash payment	3,000
Fair value of contingent consideration:
Cash consideration	2,913

Total	5,913

The purchase price was allocated as follows:

		Amortization period

Other current assets	358
Property and equipment	71
Intangible assets:
Customer base and relationship	1,488	5 years
Non-compete agreement	308	3 years
Goodwill	4,815
Current liabilities	(358)
Deferred tax liabilities	(769)

Total	5,913

The change in fair value of the contingent consideration from the date of acquisition to December 31, 2011 was a loss of $43 and was recognized in the consolidated statements of operations.

The unaudited pro forma information of the acquisition as if the acquisition had occurred on January 1, 2010 and 2011 is not presented because the Group believes it is impracticable to do so.

The amounts of revenue and earnings of the acquiree since the acquisition date are not separately presented because the acquiree’s operation has been integrated into the Group’s business after the transaction was completed.

Fair value measurements in business acquisitions

The Group measured the fair value of the purchased intangible assets using the “cost”, “income approach-excess earnings” and “with & without” valuation method. The Group measured the fair value of the contingent consideration considering, among other factors, forecasted financial performance of the acquired business, market performance, and the market potential of the acquired business in China. The purchased intangible assets and contingent consideration are considered Level 3 assets and liabilities because the Group used unobservable inputs, reflecting the Group’s assessment of the assumptions market participants would use in valuing these assets and liabilities.

HELD-TO-MATURITY SECURITIES	12 Months Ended
Dec. 31, 2011
HELD-TO-MATURITY SECURITIES
5.	HELD-TO-MATURITY SECURITIES

The Group’s marketable securities are corporate notes as of December 31, 2010 and 2011. These securities are classified as held-to-maturity investments by the Group and carried at amortized costs.

The Company held the following held-to-maturity securities:

	As of December 31 2010	As of December 31 2011

Current:
Corporate notes	13,208	9,401

Sub -total	13,208	9,401

Non-current:
Corporate notes	1,558	—

Total	14,766	9,401

As of December 31, 2011, the maturity dates of the notes ranged from April 9, 2012 to August 27, 2012.

The Group recognized interest income of $193, $269 and $261 for the years ended December 31, 2009, 2010 and 2011, respectively.

AVAILABLE-FOR-SALE INVESTMENT	12 Months Ended
Dec. 31, 2011
AVAILABLE-FOR-SALE INVESTMENT
6.	AVAILABLE-FOR-SALE INVESTMENT

In February 2010, the Company extended a loan with principal of $440 to Beijng Viatt, a private company providing IT services and solutions for Chinese domestic financial institutions. The loan carries 8% annual interest rate with two-year term and is convertible into a 20% equity interest of Beijng Viatt. The investment was accounted for by the Company as available-for-sale investment which measured at fair value on a recurring basis. The Company recognized $32 interest income in the consolidated statements of operations for the year ended December 31, 2010. The Company remeasured the fair value of this available-for-sale investment as of December 31, 2010 using a binomial model based on certain key assumptions such as the probability of conversion to ordinary shares of Beijng Viatt and the fair value of the equity of Beijng Viatt, and $494 excess of fair value over the carrying amount as the unrecognized gains on the available-for-sale investment was recorded in other comprehensive income for the year ended December 31, 2010. In January 2011, VanceInfo converted this loan into a 20% equity interest, and acquired remaining equity interest in Beijng Viatt as set out in Note 4.

In September 2010, the Company extended another loan with principal of $221 to Beijing Viatt. The loan carried a 12% annual interest rate. The Company determined that the fair value of the investment approximated the outstanding balance of the loan, including the principal and the interest receivable. The Company recognized an interest income of $9 in the consolidated statements of operations for the year ended December 31, 2010 and this loan was settled in January 2011.

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE
7.	ACCOUNTS RECEIVABLE

Accounts receivable consists of:

	As of December 31,
	2010	2011

Billed accounts receivable	27,052	48,615
Unbilled accounts receivable	60,341	79,974
Less: allowance for doubtful accounts	(1,956)	(2,200)

Total accounts receivable, net	85,437	126,389

Movement of allowance for doubtful accounts is as follows:

	As of December 31,
	2010	2011

Balance at beginning of the year	1,018	1,956
Charge to expenses	685	27
Write off	(335)	(312)
Provision in connection with the losses caused by an employee (Note 20)	537	—
Provision in connection with the acquisitions	—	441

Exchange difference	51	88

Balance at end of the year	1,956	2,200

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
8.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

	As of December 31,
	2010	2011

Prepaid for building construction project	—	6,197
Prepaid rentals	1,195	1,705
Advances to employees	790	397
Performance security deposit	757	105
Option exercise receivable	642	43
Interests receivable	347	801
Advance to suppliers	136	323
Prepaid insurance premium	85	708
Prepaid for income tax	—	616
Other prepaid expenses	908	1,970

Total	4,860	12,865

Prepaid for building construction project represented a prepayment for construction service provided by a supplier, which is expected to be transferred to construction in progress in 2012.

Performance security deposit represented an IT service contract performance deposit paid at the request of one of the Group’s customers, which is expected to be returned when the related contract is completed in 2012.

Other prepaid expenses primarily consisted of prepaid miscellaneous selling, general and administrative expenses.

FOREIGN CURRENCY FORWARD EXCHANGE CONTRACT	12 Months Ended
Dec. 31, 2011
FOREIGN CURRENCY FORWARD EXCHANGE CONTRACT
9.	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACT

On July 10, 2010, the Group entered into a forward contract to purchase $5,000 for JPY432.50 million due on July 11, 2011 with nil consideration paid or received. The Group qualified for foreign currency cash flow hedge accounting with respect to this foreign currency forward exchange contracts, to hedge, for accounting purposes, changes in the cash flow of forecasted JPY-denominated revenue transactions attributable to fluctuation in foreign currency exchange rate during the one year term of the forward contract. The notional amounts of the forward contract designated as cash flow hedge was JPY43.25 million as of September 30, 2010, JPY129.75 million as of December 31, 2010, JPY129.75 million as of March 31, 2011, and JPY129.75 million as of June 30, 2010. The estimated fair value of the forward contract was negative $332 as of December 31, 2010, which was recorded in other payable. The fair value of the foreign exchange forward was estimated with the consideration of, among other factors, discount rate, timing and amount of cash flow and counterparty credit risk and is reported under Level 2 of the fair value hierarchy.

On July 6, 2011, the Group entered into a forward contract to purchase $5,000 for JPY403.35 million due on July 9, 2012 with nil consideration paid or received. The Group qualified for foreign currency cash flow hedge accounting with respect to this foreign currency forward exchange contracts, to hedge, for accounting purposes, changes in the cash flow of forecasted JPY-denominated revenue transactions attributable to fluctuation in foreign currency exchange rate during the one year term of the forward contract. The notional amounts of the forward contract designated as cash flow hedge was JPY100.84 million as of September 30, 2011, JPY100.84 million as of December 31, 2011, JPY100.84 million as of March 31, 2012, and JPY100.84 million as of June 30, 2012. The estimated fair value of the forward contract was negative $253 as of December 31, 2011, which was recorded in other payable. The fair value of the foreign exchange forward was estimated with the consideration of, among other factors, discount rate, timing and amount of cash flow and counterparty credit risk and is reported under Level 2 of the fair value hierarchy.

During the year 2011, the Group recorded following losses in other comprehensive income related to the contract:

For the year ended December 31, 2011

Unrealized losses recognized for effective portion	(247)
Losses transfer to statements of operations	319

Total	72

During the year 2011, the Group recorded following loss in the exchange difference account in the consolidated statement of operations related to the contract:

For the year ended December 31, 2011

Loss transfer from other comprehensive income	(319)
Loss recognized due to changes in spot-forward difference	(14)

Total	(333)

The unrealized loss of $123 for effective portion associated with the forward contract was recorded in other comprehensive income as of December 31, 2011. The full amount is expected to be reclassified into earnings within the next 12 months when the underlying forecasted revenue is recognized. All hedging relationships under cash flow hedges were evaluated to be highly effective as of December 31, 2011. The Group qualified for cash flow hedge accounting for a portion of the forward contracts entered into in 2010 with $195 unrealized loss associated with those forward contracts recorded in other comprehensive income as of December 31, 2010 was settled in 2011, for which a total loss of $339 was recognized in exchange differences by the Group during 2010 and 2011.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET
10.	PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2010	2011

Furniture and office equipment	5,230	5,430
Motor vehicles	1,403	1,799
Computers and software	16,019	21,693
Leasehold improvements	11,314	12,454
Construction in progress	—	15,412

	33,966	56,788
Less: Accumulated depreciation and amortization	(13,622)	(20,208)

Property and equipment, net	20,344	36,580

Depreciation and amortization expenses of property and equipment recognized for the years ended December 31, 2009, 2010 and 2011 were $4,078, $6,397 and $7,057, respectively.

The Company started the construction of its new headquarters building in 2011 and $15,412 direct costs related to this construction were capitalized as construction in progress as of December 31, 2011.

INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS, NET
11.	INTANGIBLE ASSETS, NET

The costs and accumulated amortization of these acquired intangible assets are as follows:

	As of December 31,
	2010	2011

Intangible assets not subject to amortization:
Tradename	2,393	5,193
Intangible assets subject to amortization:
Contract backlog	902	1,182
Customer base and relationship	7,821	14,888
Non-compete agreement	1,036	3,322
Software technology	321	579

	12,473	25,164

Less: Accumulated amortization
Contract backlog	(902)	(1,052)
Customer base and relationship	(3,806)	(6,777)
Non-compete agreement	(688)	(1,227)
Software technology	(241)	(362)

	(5,637)	(9,418)

Acquired intangible assets, net	6,836	15,746

The Group recorded amortization expenses of $1,668, $2,023 and $3,549 for the years ended December 31, 2009, 2010 and 2011, respectively. The Group expects to record amortization expenses of $3,687, $2,917, $2,195, $1,135 and $619 for 2012, 2013, 2014, 2015 and thereafter, respectively.

GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
12.	GOODWILL

The movement of the goodwill for the years ended December 31, 2010 and 2011 is as follows:

	As of December 31,
	2010	2011

Balance at beginning of the year	24,783	28,072
Goodwill acquired in acquisition of businesses	2,695	22,849
Exchange differences	594	1,140

Balance at end of the year	28,072	52,061

The Company performed its annual goodwill impairment test on the last day of each fiscal year, and did not incur any impairment loss on goodwill for the years ended December 31, 2009, 2010 and 2011.

LONG-TERM INVESTMENT	12 Months Ended
Dec. 31, 2011
LONG-TERM INVESTMENT
13.	LONG-TERM INVESTMENT

Equity method investment

On October 1, 2008, the Company completed the purchase of 33% equity interest in VanceInfo Financial Service, a China-based company providing IT outsourcing services to multinational financial institutions, with an investment cost of $841. The Company accounted for the investment using equity method of accounting because the Company has the ability to exercise significant influence over the investee. On July 2, 2010, the Company acquired the remaining equity interest of VanceInfo Financial Service.

In September 2010, VanceInfo BVI, through one of its subsidiaries, made a strategic investment in VanceInfo Australia, an Australia-based IT services and solution provider for Australian telecom and technology companies. Under the terms of the agreement, the Company made a payment of $200 in cash for an initial equity interest of 20% of VanceInfo Australia in convertible redeemable preferred stock, with an exclusive option right to acquire the remaining 80% of the equity within the next 12 months.

As the Group has significant influence over VanceInfo Australia, the investment has been recorded using the equity method of accounting.

The investment earnings/(loss) generated from two equity method investments for the years ended December 31, 2009, 2010 and 2011 was $69, $151 and $(35), respectively.

In July 2011, the Company acquired the remaining equity interest of VanceInfo Australia as set out in Note 4.

LAND USE RIGHTS	12 Months Ended
Dec. 31, 2011
LAND USE RIGHTS
14.	LAND USE RIGHTS

The Group commenced the process to obtain land use rights for two pieces of land in Beijing in 2009, on which the Company plans to construct its new corporate headquarters and research and development center. In November 2009, the Company entered into an agreement with Zhongguancun Software Park Development Co., Ltd. (“ZSPD”), pursuant to which ZSPD agreed to develop the land in preparation for construction by the Company. As of December 31, 2010, the Company paid approximately $18,009 pursuant to the agreement with ZSPD and recorded as a prepaid land use rights on its consolidated balance sheets as of December 31, 2010.

In July 2011, the Group entered into a land use right transfer agreement with the Beijing Municipal Bureau of Land and Resources pursuant to which the Company acquired land use right with a 50-year term, for an additional consideration of approximately $5,025, plus related local levy of $151, paid in August and September 2011, respectively.

In respect of these agreements, the Group has recorded the aggregate amount of the consideration paid, amounting to $24,105 after an exchange rate effect of $920, for land use right. The Group reports the land use right at cost less accumulated amortization and amortizes the cost of the land use right on a straight-line basis over the 50-year term starting July 2011, based on the land use right certificate issued by the municipal government of Beijing Haidian District.

The Group recorded amortization expenses of nil and $220 for the years ended December 31, 2010 and 2011.

SHORT-TERM BANK LOAN	12 Months Ended
Dec. 31, 2011
SHORT-TERM BANK LOAN
15.	SHORT-TERM BANK LOAN

Short-term bank loan, amounting to $1,587 as of December 31, 2011, was borrowed from a PRC bank with the guarantee provided by Shanghai Xuhui Financing & Guaranty Co., Ltd. and the pledge deposit of a term $1,587 which was recorded as restricted cash in the consolidated balance sheet. The loan had a monthly interest rate of 5.4667‰ and will be due in September 2012. The interest may be eligible for reimbursement by the local government as part of government subsidies to support the Group’s business.

Short-term bank loan, amounting to $3,020 as of December 31, 2010, was borrowed from a PRC bank with the guarantee provided by Shanghai Xuhui Guaranty Co., Ltd. and the pledge deposit of a term $679 which was recorded as restricted cash in the consolidated balance sheet. The loan had an annual interest rate of 5.31% and was fully repaid as of December 31, 2011. The interest was reimbursed by the local government in 2011 as part of government subsidies to support the Group’s business.

ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER PAYABLES
16.	ACCRUED EXPENSES AND OTHER PAYABLES

	As of December 31,
	2010	2011

Payable for business acquisition-current	3,919	11,205
Accrued payroll and employee welfare	6,069	10,384
Accrued bonus	8,693	10,470
Accrued subcontract costs and reimbursable operating costs	8,203	8,249
Business tax payable	2,782	3,706
Other taxes payable	1,252	1,546
Proceeds from discounted nonvested shares granted, net of forfeiture	—	910
Professional fee	1,184	884
Advance from customer	1,173	3,410
Payable for purchase of property and equipment	925	1,497
Foreign currency forward exchange contract	332	253
Other accrued liabilities	1,845	2,466

Total	36,377	54,980

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
17.	INCOME TAXES

VanceInfo was incorporated in the Cayman Islands and is not subject to tax on its income or capital gains. In addition, payment of dividends by VanceInfo to our shareholders is not subject to withholding tax in the Cayman Islands.

Under the current laws of the British Virgin Islands, VanceInfo BVI and VanceInfo Financial Solutions are not subject to British Virgin Islands tax on income or capital gains. In addition, payment of dividends is not subject to withholding tax in the British Virgin Islands.

Pursuant to the relevant tax rules and regulations applicable to VanceInfo Japan, VanceInfo Japan was required to provide income tax of $1, $5 and $20 for the years of 2009, 2010 and 2011, respectively.

VanceInfo US was subject to a progressive federal income tax rate from 15% to 35% depending on the income level and a state income tax rate at 8.84% for the years of 2009, 2010 and 2011. WIT was subject to a progressive federal income tax rate from 15% to 35% depending on the income level and a state income tax rate at 8.84% for the years of 2009 and 2010.

VanceInfo Australia, which was acquired in 2011, was subject to an income tax rate of 30% for the year of 2011. VanceInfo Malaysia was subject to income tax of 28% for the years of 2009, 2010 and 2011, respectively. And VanceInfo Singapore, which was established in 2011, was subject to income tax of 17% for the year of 2011.

VanceInfo Hong Kong, TP Hong Kong, TP Taiwan, TP Consultants and TP Teleservices were subject to profit tax rate of 16.5% for the years of 2009, 2010 and 2011. VanceInfo Financial Service was subject to profit tax rate of 16.5% for the years of 2010 and 2011. Lifewood Technology and Lifewood Data were subject to profit tax rate of 16.5% for the year of 2011.

On March 16, 2007, the National People’s Congress of China enacted a new EIT law, which has taken into effect from January 1, 2008. Under the new EIT law, foreign invested enterprises, or FIEs, such as VanceInfo Beijing, and Chinese domestic companies are subject to EIT at a uniform rate of 25%. In addition, certain enterprises may still benefit from a preferential tax rate of 15% under the new EIT law if they qualify as “high and new technology enterprises strongly supported by the State”. According to the new EIT law and relevant implementation rules, the “high and new technology enterprises strongly supported by the State” shall refer to an enterprise that owns the core proprietary intellectual property rights and fulfills all of the conditions stipulated therein.

VanceInfo Beijing obtained the certificate on high and new technology enterprises in 2008 and is entitled to the preferential tax rate of 7.5% from 2008 to 2010 and the certificate was renewed in 2011 and was entitled to the preferential tax rate 15% in 2011. VanceInfo Shanghai was qualified as a “high and new technology enterprise” in December 2008, which entitled it to a 15% preferential income tax rate in 2008, and the certificate was renewed in 2009, and was further recognized as a “key software enterprise under the State plan” in December 2009, which entitled it to a 10% preferential income tax rate in 2009. VanceInfo Shanghai obtained the certificate of high and new technology enterprise and was subject to 15% in 2010 and 2011. TP Shanghai obtained the certificate of high and new technology enterprise and was subject to 15% in 2009 and 2010. VanceInfo Nanjing obtained the certificate of new setup software enterprise in 2009 and was entitled to an exemption of EIT from 2009 to 2010 and 50% reduction for the subsequent three years at the preferential tax rate of 12.5% from 2011 to 2013. VanceInfo Data was acquired in 2010 which was incorporated in 2002. VanceInfo Data was recognized as a qualified “Software enterprises” in 2007, and was entitled to enjoy tax exemption in 2007 and 2008, and 50% tax reduction from 2009 to 2011 at the effective rate of 10%, 11%, 12%, respectively. VanceInfo Shenzhen was recognized as a qualified “software enterprise” in 2009 and was entitled to an exemption of EIT in 2010 and 2011 and 50% reduction for the subsequent three years at the preferential tax rate of 12.5% from 2012 to 2014.

The applicable EIT rate for other PRC subsidiaries was 25% in 2009, 2010 and 2011.

Due to the changes in the new EIT law in March 2007, the Group’s deferred tax balances were calculated based on the enacted tax rate effective on January 1, 2008.

The high and new technology enterprise status is valid for three years and the qualified enterprises can then apply to renew for an additional three years provided the company’s business operations continue to qualify for high and new technology enterprise status. The Group believes it is highly likely that its qualifying entities will continue to obtain the renewal in the future. Accordingly, in calculating deferred tax assets and liabilities, the Group has assumed its qualifying entities will continue to renew the high and new technology enterprise status at the conclusion of the initial three-year periods. If the Group’s qualifying entities failed to obtain such renewals, then the net deferred tax assets balance would increase by $1,327 and the net deferred liability balance would increase by $93, as of December 31, 2011, which would result in the decrease of the income tax expenses.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. New EIT law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the new EIT law provide that non-resident legal entities will be considered China tax residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as Chinese tax residents for the new EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed as tax resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

If the Company and its subsidiaries registered outside the PRC were to be non-resident for PRC tax purpose, dividends paid to them out of profits earned by the Company’s subsidiaries located in the PRC, which are tax resident in the PRC, after January 1, 2008, would be subject to a withholding tax of 10%.

Aggregate undistributed earnings of the Company’s subsidiaries located in the PRC available for distribution to the Company are $114,373 as of December 31, 2011. The Group does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future. It intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. As such, the undistributed earnings of the Company’s PRC subsidiaries are considered to be indefinitely reinvested and accordingly, no provision has been made for the Chinese dividend withholding taxes as of December 31, 2011.

Income (loss) before income taxes and earning (loss) in equity method investment:

	For the years ended December 31,
	2009	2010	2011

PRC	24,857	33,266	29,876
Other countries	(1,329)	(1,036)	(6,573)

Total	23,258	32,230	23,303

Income tax expenses are as follows:

	For the years ended December 31,
	2009	2010	2011

Income taxes expenses:
Current:
PRC	3,267	3,263	2,256
Other countries	266	509	73

Deferred:
PRC	(1,292)	(1,057)	(923)
Other countries	(152)	(197)	(331)

Total	2,089	2,518	1,075

The net revenue generated from the services rendered in the U.S. and countries other than the PRC, with resulting income taxable in those jurisdictions, only represent 3% and 11% of the Group’s total net revenue for the year ended December 31, 2010 and 5% and 7% for the year ended December 31, 2011, respectively. For the year ended December 31, 2010, services rendered in the U.S. generated loss before income tax and service rendered in other non-PRC countries generated 3% of the Group’s total income before tax. For the year ended December 31, 2011, the Group generated losses from U.S., and other non-PRC countries taken as a whole. As a result, the income tax expenses associated with U.S. and other non-PRC countries are significantly less than the income tax expenses in the PRC.

For the purpose of balance sheet presentation, certain deferred tax assets and liabilities attributable to the same tax-paying components of the Group and within the same tax jurisdictions have been offset. The following is the analysis of the deferred tax balances for financial reporting purposes:

	As of December 31,
	2010	2011

Current deferred tax assets:
Allowance for doubtful accounts	227	304
Accrued compensation expenses	2,214	2,873
Net operating loss carry forwards	—	—

Total current deferred tax assets	2,441	3,177

Non-current deferred tax assets:
Net operating loss carry forwards	100	351
Property and equipment	42	7
Valuation allowance	(100)	(347)

Net non-current deferred tax assets	42	11

Non-current deferred tax liabilities:
Intangible assets acquired in business acquisitions	(1,217)	(3,313)
Property and equipment	(3)	(100)

Non-current deferred tax liabilities, net	(1,220)	(3,413)

A valuation allowance has been recognized for net operating losses carry forward of certain subsidiaries of the Group, because the Group does not believe these entities can generate future taxable income to recognize the income tax benefit. Net operating losses totaled $399 and $1,417 as of December 31, 2010 and 2011, respectively, which included $399 as of December 31, 2010 expiring on various dates throughout 2015, and $1,417 as of December 31, 2011 expiring on various dates throughout 2016.

A reconciliation between the statutory PRC enterprise income tax rate and the effective tax rate is as follows:

	For the years ended December 31,
	2009	2010	2011
	%	%	%

Statutory tax rate in PRC	25.00	25.00	25.00
Changes in valuation allowances	(0.20)	(0.22)	1.06
Effect of income tax rate differences of subsidiaries operating with different tax jurisdictions	(8.57)	(8.34)	(10.68)
Effect of tax holidays enjoyed by PRC subsidiaries	(7.38)	(8.63)	(10.77)

Effective tax rate	8.85	7.81	4.61

During the years ended December 31, 2009, 2010 and 2011, if the Company’s subsidiaries in the PRC were neither in the tax holiday period nor had they been specifically allowed special tax concessions, income tax expense and net income per share amounts would be as follows:

	For the years ended December 31,
	2009	2010	2011

Increase in income tax expense	1,735	2,780	2,510
Decrease in net income per ordinary share-basic	(0.04)	(0.07)	(0.06)
Decrease in net income per ordinary share-diluted	(0.04)	(0.07)	(0.06)

The Group did not identify any significant unrecognized tax benefits or incur any interest or penalties related to potential underpaid income tax expenses for each of the three years ended December 31, 2009, 2010 and 2011. The Group does not expect to have a significant increase or decrease in unrecognized tax benefits within 12 months from December 31, 2011.

The Group has various tax years from 2005 to 2011 which remain open in various tax jurisdictions.

NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2011
NET INCOME PER SHARE
18.	NET INCOME PER SHARE

The calculation of the net income per share is as follows:

	For the years ended December 31,
	2009		2010		2011

Net income attributable to holders of ordinary shares (numerator)	21,508		29,863		22,193

Shares (denominator):
Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic	38,389,495	(i)	40,298,060	(i)	43,103,190	(i)

Weighted average ordinary shares outstanding used in computing net income per ordinary share-diluted	41,576,217	(ii)	43,406,080	(ii)	45,248,469	(ii)

Net income per ordinary share-basic	0.56		0.74		0.51

Net income per ordinary share-diluted	0.52		0.69		0.49

(i)	In 2010, the Company issued 2,140,148 ordinary shares for future delivery to employees and non-employees upon exercise of vested stock options or grant of nonvested shares. 1,211,897, 1,824,660 and 441,386 shares were transferred to the relevant employees in 2009, 2010 and 2011, respectively. Accordingly, the remaining shares outstanding during the years were excluded in computation of basic net income per share in 2009, 2010 and 2011.

The ordinary shares issuable in connection with business acquisitions were include in computation of basic net income per share.

(ii)	The Group had securities outstanding which could potentially dilute basic net income per share in the future, but which were excluded from the computation of diluted net income per share in the years ended December 31, 2009, 2010 and 2011 as their effects would have been anti-dilutive. For the years of 2009, 2010 and 2011, such outstanding securities consisted of stock options of a weighted average number of 661,234, 91,684 and 1,237,975, respectively.

A weighted average number of 36,493, 146,344 and 269,275 contingently issuable ordinary shares and nonvested shares in connection with business acquisitions were included in the computation of diluted net income per share in the years of 2009, 2010 and 2011, respectively.

The calculation of the weighted average number of ordinary shares in 2009, 2010 and 2011 for the purpose of diluted net income per share has included the effect of stock options and nonvested shares of a weighted average number of 4,406,820, 3,677,197 and 2,677,598 which gives rise to an incremental weighted average number of 3,150,229, 2,961,677 and 1,876,004 ordinary shares from the assumed conversion of these stock options and nonvested shares using the treasury stock method, respectively.

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION
19.	SHARE-BASED COMPENSATION

On November 3, 2005, the Group adopted the 2005 Stock Option Plan, which allowed the Group to grant options to its employees and directors to purchase 1,867,500 ordinary shares subject to vesting requirement. In April and May 2006, additional options to purchase 2,400,000 ordinary shares were authorized with the approval from shareholders. No options shall be exercisable after ten years from the date of grant. The options will vest first 1/4 on a date specified in the option award agreement, which is usually a date approximately 9 months or one year from the date of grant, and thereafter, 1/48 on each of the monthly anniversaries or 1/16 on each of the quarterly anniversaries from the first vesting date.

On July 30, 2007, the Board of Directors and shareholders adopted the 2007 Share Incentive Plan as amended on August 1, 2007, which authorized to grant to employees and non-employees options to purchase ordinary shares or nonvested shares up to a total of 1,100,000 ordinary shares of the Company with an annual increase up to 3% of the number of ordinary shares outstanding as of the first day of each year beginning 2008. The plan will expire on the tenth anniversary of the effective date of the plan. The term of any option granted under the 2007 Share Incentive Plan shall not exceed ten years. The options and nonvested shares will vest first 1/4 on the first anniversary of the date of grant and thereafter, 1/16 on each of the quarterly anniversaries from of the first vesting date.

I. Stock Options

Termination of option

If the grantee ceases to be employed by or ceases to provide services to the Group, (a) the grantee will have until the date that is 30 days after his or her severance date to exercise the options (or portion thereof) to the extent that they were vested on the severance date; (b) the options to the extent not vested on the severance date, shall terminate on the severance date; (c) the options, to the extent exercisable for the 30-day period following the severance date and not exercised during such period, shall terminate at the close of the business on the last day of the 30-day period.

Option exercise

The option shall be exercisable by the delivery of a written notice to the Company, in the form approved by the Company, stating the number of ordinary shares to be purchased pursuant to the option and payment in full for the exercise price of the shares to be purchased in cash, by check or by electronic funds transfer to the Company.

Options to employees and non-employee directors

During the years ended December 31, 2009, 2010 and 2011, the Company granted a total of 146,000, 776,340 and 1,360,805 share options to employees and non-employee directors at an exercise price ranging from $4.58 to $14.69 per share, $16.90 to $35.50 and $6.73 to $29.74 per share, respectively.

The following table summarizes information regarding the stock options granted:

Quarter ended	Options granted	Weighted average exercise price per option	Weighted average fair value per option at the grant dates	Weighted average intrinsic value per option at the grant dates

March 31, 2009	48,000	4.58	1.60	—
June 30, 2009	15,000	5.00	1.74	—
September 30, 2009	39,500	11.00	3.83	—
December 31, 2009	43,500	14.69	5.30	—
March 31, 2010	123,000	16.90	6.09	—
June 30, 2010	97,500	21.70	7.83	—
December 31, 2010	555,840	34.50	12.09	—
March 31, 2011	221,400	29.29	9.90	—
September 30, 2011	1,078,405	9.50	3.30	—
December 31, 2011	61,000	8.71	4.63	—

Total	2,283,145

	Number of options	Weighted average exercise price per option	Weighted average fair value per option at the grant dates

Outstanding as of January 1, 2011	3,322,628	10.13	3.32
Granted	1,360,805	12.69	4.44
Forfeited	(112,460)	18.59	6.22
Exercised	(317,942)	4.34	1.28

Outstanding as of December 31, 2011	4,253,031	11.16	3.75

The following table summarizes information with respect to stock options outstanding as of December 31, 2011:

		Options outstanding			Options exercisable
	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price per option	Aggregate intrinsic value as of December 31, 2011	Number exercisable	Weighted average exercise price per option	Aggregate intrinsic value as of December 31, 2011

Ordinary shares	4,253,031	3.83	11.16	12,925	2,177,784	6.17	10,654

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the closing stock price of $9.07 of the Company’s common stock as of December 31, 2011.

The total intrinsic value of options exercised during the years ended December 31, 2009, 2010 and 2011 was $12,760, $47,703 and $6,593, respectively.

The range of fair value of the options as of their respective grant dates is as follows:

	For the years ended December 31,
	2009	2010	2011

Options	1.60-5.30	6.09-12.13	2.42-10.05

The fair value of each option granted was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions used for grants during the applicable periods.

For the years ended December 31,
	2009	2010	2011

Volatility	40.8%-44.7%	41.5%-44.7%	41.41%-69.0%
Risk-free interest rate of return	2.62%-3.62%	1.89%-2.62%	1.54%-1.89%
Expected term	3.61 years	3.61-4.11 years	3.61-4.11 years
Dividend yield	—	—	—

(1)	Volatility

The fair value of each option award was estimated on the date of grant using the Black-Scholes Method valuation model. The volatility assumption was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the expected term of the options. From October 2011, the volatility was estimated based on the historical volatility of the Company’s share price as the Company has accumulated sufficient history of stock price for a period comparable to the expected term of the options. Assumptions about the expected term were based on the vesting and contractual terms.

(2)	Risk-free interest rate of return

Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the expected term of the options.

(3)	Expected term

As the Company did not have sufficient historical share option exercise experience, it estimated the expected term as the average between the vesting term of the options and the original contractual term.

(4)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(5)	Exercise price

The exercise price of the options was determined by the Company’s Board of Directors.

(6)	Fair value of underlying ordinary shares

When estimating the fair value of the ordinary shares on the grant dates before the Initial Public Offering (the “IPO”) of the Company, management considered a number of factors, including the result of equity transactions of the Company, while taking into account standard valuation methods and the achievement of certain events. After the IPO, the closing market price of the ordinary shares of the Company as of the grant date was used as the fair value of the ordinary shares on that date.

The Group recorded share-based compensation of $1,311, $1,482 and $4,411 for options granted to employees and non-employee directors for the years ended December 31, 2009, 2010 and 2011, respectively, using the graded vesting attribution method.

There was total unrecognized compensation expense of $11,421 related to unvested share options granted as of December 31, 2011. The expense is expected to be recognized over a weighted-average period of 1.72 years according to the graded vesting schedule.

II. Nonvested Shares

In 2009, 2010 and 2011, the Company granted 89,874, 298,874 and 286,916 nonvested ordinary shares, respectively, to employees under 2007 Share Incentive Plan. The nonvested shares will vest first 1/4 on the first anniversary of the vesting commencement date and thereafter the remaining 3/4 will vest on a pro-rata basis after the expiration of each of the 12 quarters after the first vesting date.

A summary of the nonvested shares activity is as follows:

	Weighted number of nonvested shares	Weighted average fair value per ordinary share at the grant dates

Outstanding as of January 1, 2011	357,907	21.06
Granted	286,916	22.96
Vested	(123,444)	18.27
Forfeited	(73,428)	24.57

Outstanding as of December 31, 2011	447,951	22.47

In December 2010, the Company granted 85,000 nonvested shares to certain executives and employees at a discount purchase price of $22.00 per share, which is lower than the market closing price of $34.13 on December 15, 2010, the day before the grant date, by $12.13. 25% of the 85,000 nonvested shares will vest on the first anniversary of the grant date and 6.25% will vest each of the following 12 quarter. The total purchase price of $1,210, net of forfeiture, was recorded as a liability when the amount was paid by the relevant executives and employees. This liability will be eliminated with a corresponding increase in equity upon the vesting of nonvested shares over the vesting period.

The total fair value of nonvested shares vested during the years ended December 31, 2009, 2010 and 2011 was $128, $959 and $2,777, respectively.

The Company recorded compensation expenses based on the fair value of nonvested shares on the grant dates over the requisite service period of award using the graded vesting attribution method. The fair value of the nonvested shares on the grant date was the closing market price of the ordinary shares as of the date. For nonvested share granted in 2009, 2010 and 2011, the fair value at the date of grant ranged from $4.75 to $35.50. The related compensation expense of $254, $1,765 and $3,958 was recorded in 2009, 2010 and 2011, respectively.

There was total unrecognized compensation expense of $5,538 related to nonvested shares granted as of December 31, 2011. The expense is expected to be recognized over a weighted-average period of 2.95 years according to the graded vesting schedule.

III. Nonvested shares of a subsidiary granted to employees

In September 2011, the Company incorporated a wholly owned subsidiary named VanceInfo Financial Solutions Limited (“VanceInfo Financial Solutions”) to strengthen its business intelligence service. The Company is committed to granting up to 33.3% equity interest or 1,000,000 ordinary shares of VanceInfo Financial Solutions in the form of nonvested shares to key employees for their continuing employment. The Company is entitled to the right of repurchasing all equity interests held by the key employees after December 31, 2012. In November 2011, 790,000 of VanceInfo Financial Solutions’ nonvested shares were granted to newly recruited key employees of VanceInfo Financial Solutions. 50% of 790,000 nonvested shares will vest on November 1, 2012 and remaining 50% will vest on a pro-rata basis after the expiration of each of the four quarters after the first anniversary. At the completion of the vesting period the noncontrolling interest of VanceInfo Financial Solutions will be recorded. The fair value of VanceInfo Financial Solutions’ nonvested shares as of grant date was $1.14 per share and related compensation expense of $75 was recorded in 2011. As of December 31, 2011 the total unrecognized compensation expense was $826, which is expected to be recognized in 1.84 years using straight line method.

ORDINARY SHARES ISSUANCE	12 Months Ended
Dec. 31, 2011
ORDINARY SHARES ISSUANCE
20.	ORDINARY SHARES ISSUANCE

In July 2009, the Company completed a public offering of 345,000 ordinary shares for total proceeds of $3,624, before offering costs of $976.

In October 2009, the Company issued 106,820, 106,820, 106,820 ordinary shares to Cypress Hill Holdings Limited, Fortune Sea International Limited and Million International Limited, respectively, as part of the consideration for the acquisition of Chosen.

In October 2009, the Company issued 95,590 ordinary shares to Wireless Info Tech Limited as part of the consideration for the acquisition of WIT.

In October 2009, the Company issued 6,163 ordinary shares to Xiang Liu as part of the consideration for the acquisition of Guangzhou Kernel Technology Limited (“Kernel”).

In January 2010, one of our employees was suspected to be in violation of the non-compete agreement (signed with the Company in connection with an acquisition in 2007) and his employment with the Company was terminated. This caused certain potential losses to the Group relating to certain accounts receivable balance. As a result, the employee entered into a settlement agreement with the Company in March 2010 and agreed to return his ordinary shares of 27,772 to the Group as compensation. The fair value of the ordinary shares was $537 as of the settlement date, and was recorded in the consolidated statements of operations to net off a related $537 provision for doubtful accounts. The shares were canceled immediately after they were returned to the Company.

In June 2010, the Company issued 51,084 ordinary shares for future delivery to the employees and non-employees directors upon exercise of vested stock options or grant of nonvested shares as set out in Note 19.

In July 2010, the Company issued 1,089,064 ordinary shares for future delivery to the employees and non-employees upon exercise of vested stock options or grant of nonvested shares as set out in Note 19.

In November 2010, the Company issued 1,000,000 ordinary shares for future delivery to the employees and non-employees upon exercise of vested stock options or grant of nonvested shares as set out in Note 19.

In November 2010, the Company issued 26,442 ordinary shares to Hui Wing Han Christina Wendy & Wong Kit Cheung Paul as a part of the consideration for the acquisition of TP as set out in Note 4.

In November 2010, the Company completed a public offering of 2,530,000 ordinary shares for total proceeds of $89,226, net of offering costs of $590.

In November 2011, the Company issued 55,944 ordinary shares to Hui Wing Han Christina Wendy & Wong Kit Cheung Paul as part of the consideration for the acquisition of TP as set out in Note 4.

In November 2011, the Company issued 44,642 ordinary shares to Honour Sky Limited & Alliance Glory Investments Limited, respectively, as a part of the consideration for the acquisition of VanceInfo Financial Service as set out in Note 4.

In November 2011, the Company issued 50,746 ordinary shares to Extra Bright Trading Limited & Green Beauty Action Limited, respectively, as part of the consideration for the acquisition of Lifewood as set out in Note 4.

In November 2011, the Company issued 6,721 ordinary shares to Think Consultig Limited & Red Pine Technology Service Limited as part of the consideration for the acquisition of Oracle consulting and implementation service business as set out in Note 4.

Stock Repurchase Program	12 Months Ended
Dec. 31, 2011
Stock Repurchase Program
21.	Stock Repurchase Program

On February 21, 2009, the Company’s Board of Directors approved a share repurchase program authorizing the Company to acquire up to $10,000 worth of the Company’s outstanding American Depositary Shares (“ADS”) within the next 12 months.

In March 2009, 2,800 shares were repurchased for a total consideration of $13 from the open market under this program. The repurchased shares, represented in the form of ADSs, and were to be used for future delivery to the employees and non-employees upon exercise of vested stock options or grant of nonvested shares.

On March 21, 2011, the Company announced the authorization of a stock repurchase program, under which the Company may, from time to time for a period of twelve months, depending on market conditions, share price and other factors, make one or more purchases, on the open market or in privately negotiated transactions, of up to $40,000 in aggregate value of the Company’s outstanding ADS. As of December 31, 2011, the Company repurchased 2,394,573 ordinary shares at a total cost (including purchase consideration paid to shareholders and commission paid to brokers) of $34,791 pursuant to this repurchase program. This share repurchase program expired on March 20, 2012.

All ordinary shares repurchased by the Company in 2011 have become its treasury stock.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
22.	FAIR VALUE MEASUREMENTS

Measured on recurring basis

The Group’s financial assets/(liabilities) measured at fair value on a recurring basis as of December 31, 2010 and 2011 include a foreign currency exchange forward contract (Note 9) based on Level 2 inputs, the contingent consideration payable in connection with business acquisitions consummated in 2010 and 2011 and an available-for-sale investment in convertible loan based on Level 3 inputs.

The following table summarizes the Group’s financial assets/(liabilities) measured at fair value on recurring basis.

		Fair Value Measurement at Reporting Date Using
Description	December, 2010	Quoted Prices in Active Market for Identical Liabilities	Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)

Available-for-sale investment	1,302	—	—	1,302
Contingent consideration	(3,269)	—	—	(3,269)
Forward contract	(332)	—	(332)	—

Total	(2,299)	—	(332)	(1,967)

		Fair Value Measurement at Reporting Date Using
Description	December, 2011	Quoted Prices in Active Market for Identical Liabilities	Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)

Available-for-sale investment	—	—	—	—
Contingent consideration	(18,236)	—	—	(18,236)
Forward contract	(253)	—	(253)	—

Total	(18,489)	—	(253)	(18,236)

The following table summarizes the movement of the balances of the Group’s financial assets/(liabilities) measured at fair value on a recurring basis based on Level 3 inputs:

Amounts

Balance as of January 1, 2011	(1,967)
Initial recognition of contingent consideration in connection with business acquisitions	(19,446)
Change in fair value of contingent considerations	920
Transfer of contingent consideration to payable	3,269
Settlement of contingent consideration	709
Transfer of available-for-sale in connection with acquiring Beijing Viatt (Note 6)	(1,302)
Exchange difference	(419)

Balance as of December 31, 2011	(18,236)

The Group’s financial assets and liabilities measured at fair value on a non-recurring basis include acquired assets and liabilities based on Level 3 inputs in connection with business acquisitions.

EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFIT PLAN
23.	EMPLOYEE BENEFIT PLAN

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The Group accrues for these benefits based on certain percentages of the employees’ salaries. The total provisions for such employee benefits were $7,219, $11,258 and $18,362 for the years ended December 31, 2009, 2010 and 2011, respectively.

STATUTORY RESERVES AND RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2011
STATUTORY RESERVES AND RESTRICTED NET ASSETS
24.	STATUTORY RESERVES AND RESTRICTED NET ASSETS

PRC legal restrictions permit payments of dividends by the Group’s PRC entities only out of their retained earnings, if any, determined in accordance with PRC regulations. Prior to payment of dividends, pursuant to the laws applicable to the PRC Foreign Investment Enterprises, the Group’s PRC subsidiaries must make appropriations from after-tax profit to non-distributable reserve funds as determined by the board of directors of the Company’s PRC subsidiaries. These reserve funds include one or more of the following (i) a general reserve (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires annual appropriations of 10% of after-tax profit (as determined under accounting principles generally accepted in the PRC at each year-end) until the balance reaches 50% of the registered capital, and the other fund appropriations are at the management’s discretion. These statutory reserve funds can only be used for purposes of general enterprise expansion and staff bonus and welfare and are not distributable as cash dividends. Appropriations to these reserves by the Company’s PRC subsidiaries were $991, $1,171 and $2,895 for the years ended December 31, 2009, 2010 and 2011, respectively.

As a result of these PRC laws and regulations and the requirement that distributions by PRC entities can only be paid out of distributable profits computed in accordance with the PRC GAAP, the PRC entities are restricted from transferring a portion of their net assets to the Group. Amounts restricted include paid-in capital and the statutory reserves of the Company’s PRC subsidiaries. The aggregate amounts of capital and statutory reserves restricted which represented the amount of net assets of the relevant subsidiaries in the Group not available for distribution was $81,735 and $85,102 as of December 31, 2010 and 2011, respectively. As a result of the above restrictions, parent-only financials are presented on financial statement schedule I.

LITIGATION THREAT AGAINST THE COMPANY	12 Months Ended
Dec. 31, 2011
LITIGATION THREAT AGAINST THE COMPANY
25.	LITIGATION THREAT AGAINST THE COMPANY

In August 2004, through VanceInfo Beijing, a wholly owned subsidiary of the Company, the Company acquired the IT services business and related assets of Wensi Chuangyi and its subsidiaries, the predecessor of the Company. On December 3, 2007, Chris Chen, chairman and chief executive officer of the Company, and David Chen, chief operating officer of the Company received a letter from a law firm in California purporting to set forth a notice of claim on behalf of Mr. Jonathan Jianguo Jiang against Chris Chen, David Chen, the Company, and two subsidiaries of the Company and VanceInfo Creative Software Technology Ltd., or VanceInfo California, a dissolved California corporation controlled by Wensi Chuangyi. The letter alleges the following:

•

Mr. Jiang is a shareholder of Octiga, Inc., or Octiga, a dissolved California corporation; Octiga owns more than a 40% interest in the joint venture, Beijing Heteng Software Technology Co., Ltd. (“Heteng”); and Heteng owns 100% of Wensi Chuangyi, the predecessor of the Company.

•

Valuable (but unspecified) proprietary information owned by Wensi Chuangyi and/or its subsidiaries as well as all its employees were transferred to VanceInfo Beijing not in good faith and without adequate consideration to Heteng and its joint venture partners. This unspecified proprietary information allegedly has been utilized by VanceInfo California and continues to be used by a Delaware subsidiary of the Company.

•

In connection with these transactions, Chris Chen was an officer, director, beneficial owner or in control of the relevant entities that caused the transfer to be executed not in good faith and without adequate consideration or the receiving entity that obtained the valuable proprietary information not in good faith and without adequate consideration, all in breach of his fiduciary responsibilities to Octiga, Heteng and their shareholders and/or joint venture partners.

•

The letter also alleges that Mr. Jiang will be able to demonstrate the role and responsibility of various other parties in these alleged improper transactions, including Wensi Chuangyi and/or its subsidiaries, VanceInfo Beijing, VanceInfo California and other subsidiaries of the Company.

The letter states that Mr. Jiang is considering commencing litigation on all legal theories available to him as well as for the benefit of other investors in Heteng, including Long March Launch Vehicle Technology Co., Ltd., or Long March, to recover the value of the assets that were allegedly improperly transferred by Wensi Chuangyi and its subsidiaries to VanceInfo Beijing as well as other damages and costs. The Company believes that Long March owned a 70% equity interest in Heteng in August 2004.

In November 2010, Mr. Jiang filed an action naming the Company, its subsidiary VanceInfo Technologies Inc., a Delaware corporation, or VanceInfo US, and its executives Chris Shuning Chen and David Lifeng Chen as defendants in the Superior Court of California, County of San Mateo captioned Jonathan Jiang v. VanceInfo Technologies, et al., CIV 500979. An amended complaint filed on January 21, 2011 alleges:

•

Mr. Jiang was a minority shareholder of Octiga, Inc., a dissolved California Corporation. Octiga, Inc. allegedly owned “more than 30% interest in a joint venture” in Heteng, a company incorporated in China.

•	Heteng owned 95% of Wensi Chuangyi.

•	Mr. Jiang owned 220,000 ordinary shares of Octiga, Inc. for which compensation was not appropriately provided.

•	The transfer of assets of Wensi Chuangyi from Heteng to VanceInfo Beijing occurred without proper compensation to Octiga, Inc.

On March 10, 2011, the Company filed a motion to quash service on it and a demurrer to the amended complaint on behalf of VanceInfo US. On June 28, 2011, the Superior Court of California judged that there was lack of personal jurisdiction for VanceInfo Technologies Inc. In order to avoid further distraction of management attention, our Chairman and Chief Executive Officer, Chris Shuning Chen, personally made a payment of $75 to settle this litigation. The Group has not made any contribution to such payment. The lawsuit was dismissed with prejudice on March 1, 2012. The Group made no admissions of liability as part of the settlement and continues to maintain that the August 2004 Transaction is lawful and in compliance with all applicable PRC laws and regulations.

COMMITMENTS	12 Months Ended
Dec. 31, 2011
COMMITMENTS
26.	COMMITMENTS

(i)	Operating lease commitments

The Group has entered into operating lease agreements principally for its office spaces. These leases expire through 2016 and are renewable upon negotiation. Rental expense under operating leases was $6,573, $8,889 and $13,340 for the years ended December 31, 2009, 2010 and 2011, respectively.

Future minimum lease payments under such non-cancelable leases as of December 31, 2011 are as follows:

2012	11,701
2013	6,766
2014	2,924
2015	2,601
2016	609

24,601

(ii)	Purchase commitments

As of December 31, 2011, $13,478 was contractually committed by the Group for the building construction project and leasehold improvements. $13,475 will be paid in 2012 and $3 will be paid in 2013.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
27.	SUBSEQUENT EVENTS

In February 2012, the Group acquired 100% equity interest in Beijing Sunwin Technology Co., Ltd. (“Beijing Sunwin”), a China-based company providing IT consulting and solutions to companies in Chinese airline industry. Under the terms of the acquisition agreement, the Group paid an initial consideration of approximately $2,371 in cash and $1,152 in the Company’s ordinary shares. Contingent consideration will be paid based on Beijing Sunwin’s financial performance in the next three years. Over 90 professionals from Beijing Sunwin joined the Company as a result of this transaction. In addition, Beijing Sunwin has a 50% equity interest in a PRC joint venture company, namely Beijing Yunxiang Weiye Information Technology Co., Ltd. Such equity interest was also acquired as part of the transaction.

The Group is in the process of performing the purchase price allocation of this acquisition.

Additional Information - Financial Statement Schedule I Financial Information of Parent Company	12 Months Ended
Dec. 31, 2011
Additional Information - Financial Statement Schedule I Financial Information of Parent Company

VANCEINFO TECHNOLOGIES INC.

Additional Information - Financial Statement Schedule I

Financial Information of Parent Company

Balance Sheets

(in U.S. dollars in thousands, except share data)

	As of December 31,
	2010	2011
Assets

Current assets:
Cash and cash equivalents	102,832	1,202
Term deposit	5,000	5,000
Held-to-maturity securities - current	13,208	9,401
Prepaid expenses and other current assets	602	338
Amount due from related parties	35,802	111,352

Total current assets	157,444	127,293

Held-to-maturity securities - non-current	1,558	—
Investment in subsidiaries	143,426	181,781

Total assets	302,428	309,074

Liabilities

Current liabilities:
Amount due to related parties	3,775	956
Accrued expenses and other payables	719	1,812
Deferred income-current	462	478

Total current liabilities	4,956	3,246

Deferred income-non-current	1,305	2,384

Total liabilities	6,261	5,630

Equity:
Ordinary shares ($0.001 par value, 70,000,000 shares authorized; 44,556,910 and 44,714,963 shares issued as of December 31, 2010 and 2011, respectively; 44,556,910 and 42,320,390 shares outstanding as of December 31, 2010 and 2011, respectively)	45	45
Additional paid-in capital	208,431	223,707
Treasury stock, in the form of ADS at cost (nil and 2,394,573 shares as of December 31, 2010 and 2011, respectively)	—	(34,791)

Shares issuable in connection with business acquisitions	3,594	—
Accumulated other comprehensive income	8,836	17,029
Retained earnings	75,261	97,454

Total equity	296,167	303,444

Total liabilities and equity	302,428	309,074

VANCEINFO TECHNOLOGIES INC.

Financial Information of Parent Company

Statements of Operations and Comprehensive Income

(In U.S. dollars in thousands, except share and share related data)

	For the years ended December 31,
	2009	2010	2011

Cost of revenues (including share-based compensation of $313, $492 and $762 in 2009, 2010 and 2011, respectively)	(313)	(492)	(762)

Selling, general and administrative expenses (including share-based compensation of $1,252, $2,755 and $7,682 in 2009, 2010 and 2011, respectively)	(1,853)	(3,073)	(8,100)

Other operating income	196	331	445

Loss from operations	(1,970)	(3,234)	(8,417)
Investment income in subsidiaries	22,755	33,139	30,106
Interest income	672	432	457
Exchange differences	51	(474)	47

Net income	21,508	29,863	22,193

Net income attributable to VanceInfo Technologies Inc. shareholders	21,508	29,863	22,193

Net income	21,508	29,863	22,193
Other comprehensive income, net of tax:
Foreign currency translation adjustments	(48)	3,722	8,615
Unrealized gain (loss) on foreign currency exchange forward contract	145	(506)	(247)
(Gain) loss on foreign currency exchange forward contract transfer to statements of operations	(36)	202	319
Transfer to the statements of operations of realized gain on available-for-sale investment, net tax effect of $87	—	—	(494)
Net unrealized gain on available-for-sale investment, net tax effect of ($87)	—	494	—

Total other comprehensive income, net of tax	61	3,912	8,193

Comprehensive income	21,569	33,775	30,386

Comprehensive income attributable to VanceInfo Technologies Inc shareholders	21,569	33,775	30,386

VANCEINFO TECHNOLOGIES INC.

Financial Information of Parent Company

Statements of Change in Equity

(In U.S. dollars in thousands, except share data)

	Ordinary shares		Additional paid-in capital	Treasury stock	Shares issuable in connection with business acquisitions	Accumulated other comprehensive income	Retained earnings	Total shareholders’ equity
	Shares	Amount

Balance as of January 1, 2009	39,120,879	39	101,184	—	1,527	4,863	23,890	131,503
Issuance of ordinary shares in connection with business acquisitions	422,213	1	2,088	—	(1,527)	—	—	562
Shares issuable in connection with TP acquisition (Note 4)	—	—	—	—	520	—	—	520
Repurchase of ordinary shares	(2,800)	—	(13)	—	—	—	—	(13)
Issuance of ordinary shares upon share offering	345,000	—	2,648	—	—	—	—	2,648
Ordinary shares issued for share-based compensation	2,800	—	4,208	—	—	—	—	4,208
Share-based compensation	—	—	1,565	—	—	—	—	1,565
Unrealized gain on foreign currency exchange forward contract recognized	—	—	—	—	—	145	—	145
Gain on foreign currency exchange forward contract transfer to statements of operations	—	—	—	—	—	(36)	—	(36)
Foreign currency translation adjustment	—	—	—	—	—	(48)	—	(48)
Net income	—	—	—	—	—	—	21,508	21,508

Balance as of December 31, 2009	39,888,092	40	111,680	—	520	4,924	45,398	162,562
Issuance of ordinary shares in connection with business acquisitions	26,442	—	520	—	(520)	—	—	—
Shares issuable in connection with TP acquisition (Note 4)	—	—	—	—	1,978	—	—	1,978
Shares issuable in connection with VanceInfo Financial Service acquisition (Note 4)	—	—	—	—	1,616	—	—	1,616
Ordinary shares returned from an employee (Note 20)	(27,772)	—	(537)	—	—	—	—	(537)
Issuance of ordinary shares upon share offering	2,530,000	3	89,223	—	—	—	—	89,226
Ordinary shares issued for share-based compensation	2,140,148	2	4,514	—	—	—	—	4,516
Share-based compensation	—	—	3,031	—	—	—	—	3,031
Unrealized loss on foreign currency exchange forward contract	—	—	—	—	—	(507)	—	(507)
Loss on foreign currency exchange forward contract transfer to statements of operations	—	—	—	—	—	202	—	202
Net unrealized gain on available-for-sale investment, net tax effect of ($87)	—	—	—	—	—	494	—	494
Foreign currency translation adjustment	—	—	—	—	—	3,723	—	3,723
Net income	—	—	—	—	—	—	29,863	29,863

Balance as of December 31, 2010	44,556,910	45	208,431	—	3,594	8,836	75,261	296,167
Issuance of ordinary shares in connection with business acquisitions	158,053	—	5,443	—	(3,594)	—	—	1,849
Repurchase of ordinary share	(2,394,573)	—	—	(34,791)	—	—	—	(34,791)
Ordinary shares issued for share-based compensation	—	—	1,678	—	—	—	—	1,678
Share-based compensation	—	—	8,155	—	—	—	—	8,155
Unrealized loss on foreign currency exchange forward contract	—	—	—	—	—	(247)	—	(247)
Loss on foreign currency exchange forward contract transfer to statements of operations	—	—	—	—	—	319	—	319
Transfer to the statement of operations of net unrealized gain on available-for-sale investment, net tax effect of $87	—	—	—	—	—	(494)	—	(494)
Foreign currency translation adjustment	—	—	—	—	—	8,615	—	8,615
Net income	—	—	—	—	—	—	22,193	22,193

Balance as of December 31, 2011	42,320,390	45	223,707	(34,791)	—	17,029	97,454	303,444

VANCEINFO TECHNOLOGIES INC.

Financial Information of Parent Company

Statements of Cash Flows

(In U.S. dollars in thousands)

	For the years ended December 31,
	2009	2010	2011

Cash flows from operating activities:
Net income	21,508	29,863	22,193
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share-based compensation	1,565	3,247	8,444
Investment income in subsidiaries	(22,755)	(33,139)	(30,106)
(Gain) loss on foreign currency exchange forward contracts recognized in statements of operations	(52)	578	333
Allowance for doubtful accounts	—	—	15
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(552)	1,188	66
Amounts due from related parties	(5,222)	12,666	(73,788)
Amounts due to related parties	5,865	(6,789)	(2,819)
Accrued expenses and other payables	151	(375)	(18)
Deferred income	757	(270)	1,094

Net cash provided by (used in) operating activities	1,265	6,969	(74,586)

Cash flows from investing activities:
Purchase of non-current investment-held-to-maturity securities	—	(1,560)	(6,079)
Purchase of current investment-held-to-maturity securities	(12,104)	(15,213)	(5,253)
Proceeds from maturity of held-to-maturity securities	—	13,648	16,826
Purchase of businesses and increased investment in subsidiaries	—	(42,001)	—
Payment for settlement of foreign currency forward exchange contracts	—	(388)	(339)
Purchase of term deposit	(10,000)	—	(5,000)
Cash received upon maturity of term deposit	—	5,000	5,000

Net cash (used in) provided by investing activities	(22,104)	(40,514)	5,155

Cash flows from financing activities:
Proceeds from exercise of options	3,625	5,011	1,434
Repayment of advance received for option granted	—	—	1,210
Repurchase of ordinary shares	(13)	—	(34,791)
Proceeds from issuance of ordinary shares upon share offering in 2009	3,624	—	—
Payment for issuance costs in connection with share offering in 2009	(712)	(220)	—
Proceeds from issuance of ordinary shares upon share offering in 2010	—	89,816	—
Payment for issuance costs in connection with share offering in 2010	—	(507)	(52)

Net cash provided (used in) by financing activities	6,524	94,100	(32,199)

Net (decrease) increase in cash and cash equivalents	(14,315)	60,555	(101,630)
Cash and cash equivalents, beginning of year	56,592	42,277	102,832

Cash and cash equivalents, end of year	42,277	102,832	1,202

VANCEINFO TECHNOLOGIES INC.

NOTES TO THE FINANCIAL INFORMATION OF PARENT COMPANY

FOR THE YEARS ENDED DECEMBER 31, 2009, 2010 AND 2011

(In U.S. dollars in thousands)

1.	BASIS FOR PREPARATION

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Company used the equity method to account for investments in its subsidiaries.

2.	INVESTMENTS IN SUBSIDIARIES

The Company and its subsidiaries were included in the consolidated financial statements where inter-company balances and transactions were eliminated upon consolidation. For purpose of the Company’s stand- alone financial statements, its investments in subsidiaries were reported using the equity method of accounting. The Company’s share of income from its subsidiaries was reported as equity in earnings of subsidiaries in the accompanying parent company financial statements.

3.	INCOME TAX

The Company is a tax exempted company incorporated in the Cayman Island.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2011
Basis of presentation and consolidation

Basis of presentation

The consolidated financial statements of the Group are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Basis of consolidation

The consolidated financial statements include the financial statements of VanceInfo, its subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and revenue and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s financial statements include allowance for doubtful accounts, useful lives and impairment of property and equipment, impairment of goodwill and indefinite-lived intangible assets, economic lives of intangible assets, purchase price allocation in business combinations, contingent consideration for business acquired, fair value of hedging, valuation allowance for deferred tax assets, revenue recognition for fixed price contracts and stock-based compensation expense. Actual results could differ from those estimates.

Significant risks and uncertainties

Significant risks and uncertainties

The Group participates in a dynamic industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations, or cash flows: advances and trends in new technologies and industry standards; competition from other competitors; regulatory or other PRC related factors; risks associated with the Group’s ability to attract and retain employees necessary to support its growth; risks associated with the Group’s growth strategies; and general risks associated with the IT services industry.

Cash and Cash Equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments, which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased.

Restricted cash

Restricted cash represents a term deposit pledged for a short-term loan. Cash held in such accounts is restricted for a period of twelve months.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group’s financial instruments include cash and cash equivalents, restricted cash, held-to-maturity securities, accounts receivable, short-term bank loan and accounts payable, the carrying values of which approximate their fair value due to their short-term maturities.

The Group’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2011 include the foreign currency exchange forward contracts based on Level 2 inputs, available-for-sale investment and contingent consideration payable in connection with a business acquisition based on Level 3 inputs.

The Group’s financial assets and liabilities measured at fair value on a non-recurring basis include acquired assets and liabilities based on Level 3 inputs in connection with business acquisitions.

It is not practicable to estimate the fair value of the Group’s long-term investment because of lack of quoted market prices and the inability to estimate fair value without incurring excessive costs.

Held-to-maturity securities

Held-to-maturity securities

The Group’s held-to-maturity securities are classified as held-to-maturity securities-current and held-to-maturity securities-non current on the consolidated balance sheets based on their contractual maturity dates and are stated at their amortized costs.

Available-for-sale investment

Available-for-sale investment

Available-for-sale investment are carried at their fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income. Available-for-sale investment is classified as current assets on the consolidated balance sheets because they are available for immediate sale.

Derivatives and hedge accounting

Derivatives and hedge accounting

The Group’s risk management strategy includes the use of derivative and non-derivative financial instruments as hedges of foreign currency exchange risk, whenever management determines their use to be reasonable and practical. This strategy does not permit the use of derivative financial instruments for trading purposes, nor does it allow for speculation.

The Group uses foreign currency forward exchange contracts to hedge the exposure to foreign currency risk, primarily Japanese Yen (“JPY”). The purpose of the Group’s foreign currency derivative activities is to protect the Group from the risk that the functional currencies net cash flows of the Group’s operating entities resulting from forecasted JPY denominated revenue transactions will be negatively affected by the fluctuation in exchange rates. The Group uses foreign currency forward exchange contracts to offset changes in the amount of future cash flows associated with certain third-party sales expected to occur within the next twelve months. These contracts, which are designated and documented as cash flow hedges, qualify for hedge accounting treatment. The effectiveness of the cash flow hedge contracts is assessed quarterly using regression analysis as well as other timing and probability criteria. All hedging relationships are formally documented at the inception of the hedge and the hedges are expected to be highly effective in offsetting changes to future cash flows generated from hedged transactions.

The Group carries these contracts as either assets or liabilities at fair value. The Group excludes from its assessment of hedge effectiveness the portion of changes in fair value of the forward contracts attributable to the changes in difference between the spot exchange rate and the forward exchange rate (“spot-forward difference”), which is recognized in the exchange differences account in the statements of operations when incurred. The Group recognizes the effective portion of the gains and losses on these contracts, which represents the changes in fair values of these contracts excluding the changes in relation to spot-forward difference, in other comprehensive income and reclassifies such gains and losses subsequently in the exchange differences account in the statements of operations when the forecasted revenue is recognized.

Accounts receivable

Accounts receivable

Accounts receivable represents those receivables derived in the ordinary course of business. The Group conducts credit evaluations of customers and generally do not require collateral or other security from their customers. The Group establishes an allowance for doubtful accounts based on estimates, historical experience and other factors surrounding the credit risk of specific customers.

Property and equipment, net

Property and equipment, net

Property and equipment, net, are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are provided using the straight-line method over the following estimated useful lives:

Furniture and office equipment	5 years
Motor vehicles	5 years
Computers and software	3-5 years
Leasehold improvements	Shorter of the term of the lease or the estimated useful lives of the assets

All direct and indirect costs that are related to the construction of fixed assets and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific fixed assets items and depreciation of these assets commences when they are ready for their intended use.

Business combinations

Business combinations

Business combinations are recorded using the purchase method of accounting. On January 1, 2009, the Group adopted a new accounting pronouncement with prospective application which made certain changes to the previous authoritative literature on business combinations. From January 1, 2009, the assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Previously, any non-controlling interest was reflected at historical cost. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as of the date of acquisition. For shares issued in a business combination, the Group has estimated the fair value as of the date of acquisition.

Where the consideration in an acquisition includes contingent consideration, the payment of which depends on the achievement of certain specified post-acquisition conditions, from January 1, 2009 the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings. For periods prior to January 1, 2009 contingent consideration was not recorded until the contingency was resolved.

Goodwill and intangible assets

Goodwill and intangible assets

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in a business combination. The Group assesses goodwill for impairment in accordance with ASC subtopic 350-20 (“ASC 350-20”), Intangibles — Goodwill and Other: Goodwill, which requires that goodwill be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20. The Group’s chief operating decision maker only reviews the Group’s discrete financials at its consolidated level and there are no segment managers who are held accountable by the Company’s chief operating officer or anyone else, for operations, operating results, and planning for levels or components below the consolidated level, and the Group determines the entities which have similar economic characteristics as a reporting unit. Accordingly, consistent with the management’s operational perspective, the Group determines that it has only one reporting unit.

The Group annually on the last day of each fiscal year, or more frequently if the Group believes indicators of impairment exist, reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist.

Specifically, goodwill impairment is determined using a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The fair value of each reporting unit is estimated using a discounted cash flow, or DCF,) methodology. This analysis requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for our business, estimation of the useful life over which cash flows will occur, and determination of our weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.The Group did not incur any impairment loss on goodwill for the years ended December 31, 2009, 2010 or 2011.

Intangible assets, net

Intangible assets with finite lives are carried at cost less accumulated amortization. Amortization of customer base and relationship is computed using the estimated attrition pattern of the acquired customers or straight-line method based on specific estimated benefit pattern. Amortization of other finite-lived intangible assets is computed using the straight-line method. The estimated economic lives of acquired intangible assets with finite lives are as follows:

Contract backlog	0.17-1 year
Customer base and relationship	3-10 years
Non-compete agreement	2-5 years
Software technology	2 years
Tradename	Indefinite

Intangible assets with an indefinite useful life are not amortized. Intangible assets with indefinite lives including Tradename of $5,193 are carried at cost without amortization recognized.

The impairment test for intangible assets not subject to amortization consists of a comparison of the fair value of the intangible assets with their carrying value. If the carrying value of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. The estimates of fair value of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets. The Group did not incur any impairment loss on intangible assets not subject to amortization for the years ended December 31, 2009, 2010 or 2011.

Land use right

All land in the PRC is owned by the PRC government. The government in the PRC, according to the relevant PRC law, may grant the right to use the land for a specified period of time. Payment for acquiring land use right is stated at cost less accumulated amortization. Amortization is provided over the contractual term of the land use right on a straight-line basis.

Long-term investment

Long-term investment

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation in the investee’s Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Impairment of long-lived assets

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the excess of the carrying amount over the fair value of the long-lived assets.

Revenue recognition

Revenue recognition

Research and development outsourcing services and IT services

The majority of the contracts are for the provision of services performed on a time-and-material basis. For time-and-material contracts, the Group may render initial development and maintenance services, typically for a period of less than one year and are subject to the terms of the master agreement which fixes the billing rates for man-hours based on level of experience of the engineers regardless of the type of engaged services. The Group bills customers for related service performance based on pre-agreed charge rates. Customers may terminate contracts before completion and revenue is considered to be realizable and earned when all of the following criteria are met: persuasive evidence of a sales arrangement exists; delivery has occurred or services have been rendered; the price is fixed or determinable; and collectability is reasonably assured. Thus, the revenues from this type of contracts are recognized as the billable services are rendered. Software developed by the Group on behalf of its customers is transferred in its entirety to the customers.

The remaining revenues are earned from fixed-price service contracts. Revenue from fixed-price contracts require the Group to perform services throughout the contractual period, which is generally less than one year. Revenues from fixed-price contracts are generally recognized as per the proportional performance method using an output measure determined by achievement of milestones which include planning documentation and testing reports. The Group estimates the man-hours involved in achieving each of these milestones and when the milestone is achieved the Group recognizes a proportion of the total revenue under the contract based on the hours incurred in achieving that milestone against its latest estimate of the total man-hours to be incurred in performing the contract.

Reimbursable out-of-pocket expenses and material costs are recognized as revenues when billed.

The discount terms in the Group’s arrangements with customers generally entitle the customer to discounts if the customer completes a specified cumulative level of revenue transactions. The discounts are passed to the customer either as cash payments or as a reduction of payments due from the customer. The Group has recorded its revenue rebate as reduction in revenues appropriately at the time of sales.

Other solutions

The Group derives revenues from providing system integration solutions, which normally include the procurement of hardware on behalf of customers and customized software licenses, implementation of the software and hardware, and post contract customer supports (“PCS”) including telephone supports and on-site supports.

The Group has established the vender-specific objective evidence (“VSOE”) of fair value of the PCS based on standalone sales on regular basis and therefore treats the arrangements as two units of accounting, which are (1) hardware and software implementation and (2) PCS. Revenues of the hardware and software implementation are primarily recognized using percentage-of-completion method measured based on the relationship of costs already incurred to the total estimated costs to be incurred. The Group considers labor costs and other direct contract costs in calculating the percentage of completion. Revenues of the PCS are recognized ratably over the PCS period.

In addition, the Group, through certain subsidiary, performed a few other projects which involved IT services, software resale, and maintenance service which is considered PCS. Since the Group has not established the VSOE of the fair value of any element of these projects, the contract amounts were recognized as revenues ratably over the period of PCS, which was the last undelivered element in the arrangements.

Revenue recognized in excess of billings is recorded as unbilled receivables and is included in accounts receivable. Amounts billed but not yet collected are recorded as billed receivables and are included in accounts receivable. All billed and unbilled amounts are expected to be collected within one year.

The breakdown of net revenues by types of contracts is as follows.

	For the years ended December 31,
	2009	2010	2011

Time-and-material contracts	105,385	130,937	187,953
Fixed-price contracts	39,496	76,221	92,395
Others	3,185	4,392	2,789

Total	148,066	211,550	283,137

Business tax

Business tax

The Group’s PRC subsidiaries are subject to business tax at rate of 5% of total revenues for certain types of contracts. Certain services contracts are exempted from business tax in accordance with the PRC tax laws. Business tax is recorded as a reduction in revenues when incurred.

Government subsidies

Government subsidies

Government subsidies include amounts granted by local government authorities to encourage the employment of new college graduates and other purposes. Government subsidies are recorded as receivables when the approval is obtained from the local government authorities and the Group has the right to receive the subsidies, when historically the expenses that the subsidies intended to compensate normally have incurred by the Company. Historically the Group reported all government subsidies as other operating income, and beginning 2011, the government subsidies to encourage employment of new college graduates are reported as deductions to the cost of revenues in the statements of operations. The Group has retrospectively adjusted the financial information of comparative periods for consistent presentation. Subsidies for other purposes are recognized as other operating income because the subsidies are not intended to compensate for specific expenditure. For the years ended December 31, 2009, 2010 and 2011, the Group recognized government subsidies as a reduction to costs of revenues of $1,341, $2,948 and $5,508, respectively, and as other operating income of $192, $1,631, and $2,052 respectively.

Operating leases

Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing companies are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Income taxes

Income taxes

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant tax authorities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. The Group classifies interest and penalties, if any, as a component of its income tax provision.

Foreign currency translation

Foreign currency translation

The functional and reporting currency of VanceInfo, VanceInfo BVI and VanceInfo Financial Solutions is the United States dollar (“U.S. dollar”). The financial records of the Group’s other subsidiaries are maintained in their local currencies, which are the functional currencies of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

The Group’s entities with functional currency other than U.S. dollar translate their operating results and financial position into the U.S. dollar, the Group’s reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

Comprehensive income

Comprehensive income

Comprehensive income includes net income, unrealized gains on foreign currency forward exchange contracts for effective portion and foreign currency translation adjustments. Comprehensive income is reported in the consolidated statements of operations and comprehensive income.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Group places their cash and cash equivalents with authorized financial institutions, which refer to (i) banks incorporated in China, which are all authorized to operate banking business by China Banking Regulatory Commission and other relevant agencies, and (ii) overseas financial institutions regulated by competent regulatory authorities in their relevant jurisdictions such as Hong Kong. The credit risk on cash and cash equivalents is limited because the counterparties are banks with high credit ratings.

Details of customers accounting for 10% or more of total revenues are as follows:

	For the years ended December 31,
	2009	2010	2011
	%	%	%

Customer
A	23	26	25
B	13	12	12
C	11	9	8

Details of customers accounting for 10% or more of accounts receivable are as follows:

	As of December 31,
	2010	2011
	%	%

Customer
A	46	44

Share-based payments

Share-based payments

Share-based payment transactions with employees and non-employee directors are measured based on the grant date fair value of the equity instrument issued and recognized as compensation expense net of a forfeiture rate over the requisite service period based on a graded vesting attribution method, with a corresponding impact reflected in additional paid-in capital. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures are recognized through a cumulative catch-up adjustment in the period of change.

Net income per share

Net income per share

Basic net income per share is computed by dividing net income attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares outstanding during the year.

The Group had stock options, nonvested shares, and ordinary shares to be issued contingent upon the satisfaction of certain conditions in connection with business acquisitions, which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted income per share, the effect of stock options and nonvested shares is computed using the treasury stock method. Ordinary shares to be issued contingent upon the attainment of specified earnings levels in future periods by the acquired businesses are recorded when the contingency is resolved and additional share consideration is issuable.

Treasury stock	Treasury stock The Group purchased treasury stock in the form of ADS in the open market, and accounted for the repurchase of ordinary shares under the cost method.
Recently issued accounting standards

Recently issued accounting standards

In May 2011, the Financial Accounting Standards Board (FASB) issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

•

Highest-and-best-use and valuation-premise concepts for nonfinancial assets—the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

•

Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk—the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

•

Premiums or discounts in fair value measure—the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

•

Fair value of an instrument classified in a reporting entity’s stockholders’ equity—the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

•	Disclosures about fair value measurements—the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

(i) For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii) The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Group does not expect the adoption of this guidance to have a significant effect on its consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011. The Group early adopted this guidance on January 1, 2009 and reported the total of comprehensive income, the components of net income and other comprehensive income in the consolidated statements of operations and comprehensive income. It did not have a significant effect on its consolidated financial statements.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The Group does not expect the adoption of this pronouncement to have a significant effect on its consolidated financial statements.

In December 2011, the FASB has issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group is in the process of evaluating the effect of adoption of this guidance on its consolidated financial statements.

ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2011
Group's Subsidaries

As of December 31, 2011, the Group’s subsidiaries were as follows:

Subsidiaries	Date of acquisition/ incorporation	Place of establishment/ incorporation	Percentage of beneficial ownership

VanceInfo Creative Software Technology Ltd. (“VanceInfo Beijing”)	July 2, 2004	PRC	100%
VanceInfo Creative Software Technology Ltd. (“VanceInfo BVI”)	August 6, 2004	BVI	100%
VanceInfo Japan Inc. (“VanceInfo Japan”)	November 25, 2004	Japan	99.9%
VanceInfo Technologies Inc. (“VanceInfo US”)	November 29, 2005	United States of America (“US”)	100%
VanceInfo Technologies Limited (“VanceInfo Hong Kong”)	March 27, 2007	Hong Kong	100%
Shanghai VanceInfo Technologies Limited (“VanceInfo Shanghai”, formerly name “Shanghai Solutions Software Co., Ltd.” )	May 29, 2007	PRC	100%
Beijing Chosen Technology Co., Ltd. (“Chosen”)	July 31, 2007	PRC	100%
VanceInfo Technologies Limited (“VanceInfo Tianjin”)	November 15, 2007	PRC	100%
Shanghai VanceInfo Creative Software Technology Limited (“VanceInfo Shanghai Creative”)	September 9, 2008	PRC	100%
VanceInfo Malaysia Inc. Sdn. Bhd	October 9, 2008	Malaysia	100%
Shenzhen VanceInfo Creative Software Technology Limited (“VanceInfo Shenzhen”)	October 28, 2008	PRC	100%
Nanjing VanceInfo Creative Software Technology Limited (“VanceInfo Nanjing”)	December 19, 2008	PRC	100%
TP Teleservices Limited (“TP Teleservices”)	July 2, 2009	Hong Kong	100%
TP (Hong Kong) Limited (“TP Hong Kong”)	July 2, 2009	Hong Kong	100%
TP Consultants Limited (“TP Consultants”)	July 2, 2009	Hong Kong	100%
TP (Taiwan) Limited (“TP Taiwan”)	July 2, 2009	Hong Kong	100%
TP Software Technology (Shanghai) Co., Ltd. (“TP Shanghai”)	July 2, 2009	PRC	100%
VanceInfo Financial Service Limited (“VanceInfo Financial Service”, formerly named “Link Result Limited”)	July 2, 2010	Hong Kong	100%
VanceInfo Data Service (Shanghai) Co., Ltd. (“VanceInfo Data”, formerly named “A-IT (Shanghai) Software Services Co., Ltd.”)	July 2, 2010	PRC	100%
Beijing Viatt Information Technology Co., Ltd. (“Beijing Viatt”)	January 4, 2011	PRC	100%
Lifewood Technology Limited (“Lifewood Technology”)	April 1, 2011	Hong Kong	100%
Lifewood Data Technology Limited (“Lifewood Data)	April 1, 2011	Hong Kong	100%
Lifewood Data Technology (Shenzhen) Limited (“Lifewood Shenzhen”)	April 1, 2011	PRC	100%
Lifewood Data Technology (Dongguan) Limited (“Lifewood Dongguan”)	April 1, 2011	PRC	100%
VanceInfo Technologies Australia Pty. Ltd. (“VanceInfo Australia”, formerly named “Salsatec Corporation Pty. Ltd.” )	July 1, 2011	Australia	100%
Beijing Data Pioneer Information Technology Co., Ltd. (“Beijing DPC”)	August 1, 2011	PRC	100%
Beijing Kang Pu Wei Century Information Technology Co., Ltd. (“Beijing KPW”)	August 1, 2011	PRC	100%
VanceInfo Singapore Pte. Ltd. (“VanceInfo Singapore)	August 12, 2011	Singapore	100%
VanceInfo Financial Solutions Limited. (“VanceInfo Financial Solutions”)	September 9, 2011	BVI	100%
Nanjing VanceInfo Technologies Training Center (“Nanjing Training Center”)	November 11, 2011	PRC	100%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2011
Estimated Useful Lives

Depreciation and amortization are provided using the straight-line method over the following estimated useful lives:

Furniture and office equipment	5 years
Motor vehicles	5 years
Computers and software	3-5 years
Leasehold improvements	Shorter of the term of the lease or the estimated useful lives of the assets

Estimated Economic Lives of Acquired Intangible Assets

finite-lived intangible assets is computed using the straight-line method. The estimated economic lives of acquired intangible assets with finite lives are as follows:

Contract backlog	0.17-1 year
Customer base and relationship	3-10 years
Non-compete agreement	2-5 years
Software technology	2 years
Tradename	Indefinite

Breakdown of Net Revenues by Types of Contracts

The breakdown of net revenues by types of contracts is as follows.

	For the years ended December 31,
	2009	2010	2011

Time-and-material contracts	105,385	130,937	187,953
Fixed-price contracts	39,496	76,221	92,395
Others	3,185	4,392	2,789

Total	148,066	211,550	283,137

Customers Accounting for 10% or More of Total Revenue	Details of customers accounting for 10% or more of total revenues are as follows:

	For the years ended December 31,
	2009	2010	2011
	%	%	%

Customer
A	23	26	25
B	13	12	12
C	11	9	8

Customers Accounting for 10% or More of Accounts Receivable	Details of customers accounting for 10% or more of accounts receivable are as follows:

	As of December 31,
	2010	2011
	%	%

Customer
A	46	44

SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
Long-lived Assets and Net Revenues in Different Geographic Locations

The following tables summarize the Group’s long-lived assets and net revenues in different geographic locations:

Long-lived assets

	As of December 31,
	2010	2011

Greater China	73,046	117,372
US	2,228	8,636
Others	573	5,288

Total	75,847	131,296

Net revenues (1\)

	For the years ended December 31,
	2009	2010	2011
Greater China	59,373	95,481	132,721
US	56,634	70,955	95,324
Europe	23,148	32,178	42,433
Japan	8,466	9,889	9,500
Others	445	3,047	3,159

Total	148,066	211,550	283,137

(1)	Based on the countries in which the customers’ headquarters are located. In determining the geographic information, customers under common control, such as subsidiary and its parent entity, are treated as a single customer.

Net Revenues By Service Lines

The following table summarizes the Group’s net revenues by service lines:

	For the years ended December 31,
	2009	2010	2011
Research and Development Outsourcing Services:
Research & development services	90,581	124,181	141,251
Globalization & localization	5,118	6,060	7,312
IT Services:
Enterprise solutions	14,429	19,725	25,236
Application development & maintenance	26,373	43,825	75,543
Quality assurance & testing	7,807	13,003	22,548
Other Solutions and Services	3,758	4,756	11,247

Total	148,066	211,550	283,137

ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2011
Tp Corporation Limited
Estimated Purchase Price	The estimated purchase price of $8,644 consisted of the following:

Fair value of consideration:
Cash consideration	4,856
Fair value of equity consideration	3,788

Total	8,644

Purchase Price Allocation

The purchase price was allocated as follows:

		Amortization period
Cash	1,730
Other current assets	2,926
Property and equipment	248
Rental deposits	82
Intangible assets:
Customer base and relationship	2,163	5 years
Tradename	1,645	indefinite
Non-compete agreement	332	5 years
Contract backlog	743	1.5 years
Software technology	323	2 years
Goodwill	6,277
Deferred tax assets - non-current	43
Current liabilities	(4,607)
Deferred tax liabilities	(875)
Short term loan	(2,386)

Total	8,644

Summary of Unaudited Pro Forma Information

The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

For the year ended December 31,
2009
(unaudited)
Pro forma net revenues	151,068
Pro forma net income	21,869
Pro forma net income per ordinary share-basic	0.57
Pro forma net income per ordinary share-diluted	0.53

VanceInfo Financial Service Limited
Estimated Purchase Price

The estimated purchase price of $5,759 consisted of the following:

Initial cash payment	670
Fair value of contingent consideration:
Cash consideration	1,555
Fair value of equity consideration	1,834
Fair value of the 33% equity interest:
Carrying amount	1,088
Gain on re-measurement of fair value of non-controlling equity investment	612

Total	5,759

Purchase Price Allocation

The purchase price was allocated as follows:

		Amortization period
Cash	824
Other current assets	1,997
Property and equipment	80
Rental deposits	7
Intangible assets:
Customer base and relationship	926	5.5 years
Non-compete agreement	40	2 years
Goodwill	2,490
Current liabilities	(401)
Deferred tax liabilities	(204)

Total	5,759

Summary of Unaudited Pro Forma Information

The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	For the years ended December 31,
	2009	2010
	(unaudited)	(unaudited)

Pro forma net revenues	151,308	214,717
Pro forma net income	21,720	30,383
Pro forma net income per ordinary share-basic	0.57	0.75
Pro forma net income per ordinary share-diluted	0.52	0.70

Beijing Viatt Information Technology Co Ltd
Estimated Purchase Price

The estimated fair value of Beijing Viatt as of the acquisition date consisted of the following:

Initial cash payment	1,542
Fair value of contingent consideration:
Cash consideration	1,484
Fair value of equity consideration	1,661
Fair value of the 20% equity interest:
Carrying amount	483
Gain on re-measurement of fair value of non-controlling equity investment	514

Total	5,684

Purchase Price Allocation

The purchase price was allocated as follows:

		Amortization period
Cash	267
Other current assets	484
Property and equipment	74
Intangible assets:
Customer base and relationship	386	5 years
Contract backlog	16	1years
Trade name	177	indefinite
Non-compete agreement	583	4 years
Goodwill	4,454
Current liabilities	(466)
Deferred tax liabilities	(291)

Total	5,684

Summary of Unaudited Pro Forma Information

The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

For the year ended December 31,
2010
(unaudited)

Pro forma net revenues	212,682
Pro forma net income	29,511
Pro forma net income per ordinary share-basic	0.73
Pro forma net income per ordinary share-diluted	0.68

Lifewood
Estimated Purchase Price

The estimated purchase price of $10,798 consisted of the following:

Initial payment:
Cash consideration	3,961
Fair value of equity consideration	1,669
Fair value of contingent consideration:
Cash consideration	2,561
Fair value of equity consideration	2,607

Total	10,798

Purchase Price Allocation

The purchase price was allocated as follows:

		Amortization period
Cash	219
Other current assets	435
Property and equipment	203
Rental Deposit	14
Intangible assets:
Customer base and relationship	2,571	6.75 years
Tradename	2,571	indefinite
Non-compete agreement	257	4.75 years
Software technology	257	3 years
Goodwill	6,386
Deferred tax assets – non -current	13
Current liabilities	(1,195)
Deferred tax liabilities	(933)

Total	10,798

Summary of Unaudited Pro Forma Information

The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	For the years ended December 31,
	2010	2011
	(unaudited)	(unaudited)

Pro forma net revenues	216,296	283,857
Pro forma net income	29,046	21,979
Pro forma net income per ordinary share-basic	0.72	0.51
Pro forma net income per ordinary share-diluted	0.67	0.49

Oracle Consulting and Implementation Services
Estimated Purchase Price

The estimated purchase price of $2,036 consisted of the following:

Initial payment:
Cash consideration	254
Fair value of equity consideration	217
Fair value of contingent consideration:
Cash consideration	953
Fair value of equity consideration	612

Total	2,036

Purchase Price Allocation

The purchase price was allocated as follows:

		Amortization period
Current assets	381
Property and equipment	4
Intangible assets:
Customer base and relationship	525	5 years
Non-compete agreement	175	5 years
Goodwill	1,056
Deferred tax liabilities	(105)

Total	2,036

VanceInfo Technology Australia Pty Ltd
Estimated Purchase Price

The estimated fair value of VanceInfo Australia as of the acquisition date consisted of the following:

Initial cash consideration:	478
Fair value of contingent consideration:
Cash consideration	1,573
Fair value of equity consideration	1,997
Fair value of the 20% equity interest:
Carrying amount	159
Gain on re-measurement of fair value of non-controlling equity investment	701

Total	4,908

Purchase Price Allocation

The purchase price was allocated as follows:

		Amortization period
Cash	276
Other current assets	287
Property and equipment	93
Intangible assets:
Customer base and relationship	700	5 years
Non-compete agreement	715	5 years
Goodwill	3,661
Current liabilities	(400)
Deferred tax liabilities	(424)

Total	4,908

Summary of Unaudited Pro Forma Information

The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	For the years ended December 31,
	2010	2011
	(unaudited)	(unaudited)

Pro forma net revenues	211,815	283,622
Pro forma net income	29,844	21,825
Pro forma net income per ordinary share-basic	0.74	0.51
Pro forma net income per ordinary share-diluted	0.69	0.48

Beijing Data Pioneer Technology Co Ltd
Estimated Purchase Price

The estimated purchase price of $4,387 consisted of the following:

Initial cash payment	1,863
Fair value of contingent consideration:
Cash consideration	1,400
Fair value of equity consideration	1,124

Total	4,387

Purchase Price Allocation

The purchase price was allocated as follows:

		Amortization period
Cash	1,060
Other current assets	705
Property and equipment and other long-term assets	50
Intangible assets:
Customer base and relationship	1,003	5 years
Contract backlog	248	1 years
Non-compete agreement	201	5 years
Goodwill	2,362
Current liabilities	(879)
Deferred tax liabilities	(363)

Total	4,387

Summary of Unaudited Pro Forma Information

The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	For the years ended December 31,
	2010	2011
	(unaudited)	(unaudited)

Pro forma net revenues	214,310	284,399
Pro forma net income	29,880	21,875
Pro forma net income per ordinary share-basic	0.74	0.51
Pro forma net income per ordinary share-diluted	0.69	0.48

US Based IT Services Company
Estimated Purchase Price	The estimated purchase price of $5,913 consisted of the following:

Initial cash payment	3,000
Fair value of contingent consideration:
Cash consideration	2,913

Total	5,913

Purchase Price Allocation

The purchase price was allocated as follows:

		Amortization period

Other current assets	358
Property and equipment	71
Intangible assets:
Customer base and relationship	1,488	5 years
Non-compete agreement	308	3 years
Goodwill	4,815
Current liabilities	(358)
Deferred tax liabilities	(769)

Total	5,913

HELD-TO-MATURITY SECURITIES (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Held To Maturity Securities

The Company held the following held-to-maturity securities:

	As of December 31 2010	As of December 31 2011

Current:
Corporate notes	13,208	9,401

Sub -total	13,208	9,401

Non-current:
Corporate notes	1,558	—

Total	14,766	9,401

ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2011
SUMMARY OF ACCOUNTS RECEIVABLE

Accounts receivable consists of:

	As of December 31,
	2010	2011

Billed accounts receivable	27,052	48,615
Unbilled accounts receivable	60,341	79,974
Less: allowance for doubtful accounts	(1,956)	(2,200)

Total accounts receivable, net	85,437	126,389

Movements of Allowance for Doubtful Accounts

Movement of allowance for doubtful accounts is as follows:

	As of December 31,
	2010	2011

Balance at beginning of the year	1,018	1,956
Charge to expenses	685	27
Write off	(335)	(312)
Provision in connection with the losses caused by an employee (Note 20)	537	—
Provision in connection with the acquisitions	—	441

Exchange difference	51	88

Balance at end of the year	1,956	2,200

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
COMPONENTS OF PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

	As of December 31,
	2010	2011

Prepaid for building construction project	—	6,197
Prepaid rentals	1,195	1,705
Advances to employees	790	397
Performance security deposit	757	105
Option exercise receivable	642	43
Interests receivable	347	801
Advance to suppliers	136	323
Prepaid insurance premium	85	708
Prepaid for income tax	—	616
Other prepaid expenses	908	1,970

Total	4,860	12,865

FOREIGN CURRENCY FORWARD EXCHANGE CONTRACT (Tables)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income

During the year 2011, the Group recorded following losses in other comprehensive income related to the contract:

For the year ended December 31, 2011

Unrealized losses recognized for effective portion	(247)
Losses transfer to statements of operations	319

Total	72

Loss in the Exchange Difference for Account in the Consolidated Statement of Operations

During the year 2011, the Group recorded following loss in the exchange difference account in the consolidated statement of operations related to the contract:

For the year ended December 31, 2011

Loss transfer from other comprehensive income	(319)
Loss recognized due to changes in spot-forward difference	(14)

Total	(333)

PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2011
COMPONENTS OF PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2010	2011

Furniture and office equipment	5,230	5,430
Motor vehicles	1,403	1,799
Computers and software	16,019	21,693
Leasehold improvements	11,314	12,454
Construction in progress	—	15,412

	33,966	56,788
Less: Accumulated depreciation and amortization	(13,622)	(20,208)

Property and equipment, net	20,344	36,580

INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2011
Costs and Accumulated Amortization of these Acquired Intangible Assets

The costs and accumulated amortization of these acquired intangible assets are as follows:

	As of December 31,
	2010	2011

Intangible assets not subject to amortization:
Tradename	2,393	5,193
Intangible assets subject to amortization:
Contract backlog	902	1,182
Customer base and relationship	7,821	14,888
Non-compete agreement	1,036	3,322
Software technology	321	579

	12,473	25,164

Less: Accumulated amortization
Contract backlog	(902)	(1,052)
Customer base and relationship	(3,806)	(6,777)
Non-compete agreement	(688)	(1,227)
Software technology	(241)	(362)

	(5,637)	(9,418)

Acquired intangible assets, net	6,836	15,746

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2011
Movement Of Goodwill

The movement of the goodwill for the years ended December 31, 2010 and 2011 is as follows:

	As of December 31,
	2010	2011

Balance at beginning of the year	24,783	28,072
Goodwill acquired in acquisition of businesses	2,695	22,849
Exchange differences	594	1,140

Balance at end of the year	28,072	52,061

ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2011
COMPONENTS OF ACCRUED EXPENSES AND OTHER PAYABLES

	As of December 31,
	2010	2011

Payable for business acquisition-current	3,919	11,205
Accrued payroll and employee welfare	6,069	10,384
Accrued bonus	8,693	10,470
Accrued subcontract costs and reimbursable operating costs	8,203	8,249
Business tax payable	2,782	3,706
Other taxes payable	1,252	1,546
Proceeds from discounted nonvested shares granted, net of forfeiture	—	910
Professional fee	1,184	884
Advance from customer	1,173	3,410
Payable for purchase of property and equipment	925	1,497
Foreign currency forward exchange contract	332	253
Other accrued liabilities	1,845	2,466

Total	36,377	54,980

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
Income (loss) Before Income Taxes and Earning (Loss) in Equity Method Investment

Income (loss) before income taxes and earning (loss) in equity method investment:

	For the years ended December 31,
	2009	2010	2011

PRC	24,857	33,266	29,876
Other countries	(1,329)	(1,036)	(6,573)

Total	23,258	32,230	23,303

Income Tax Expenses

Income tax expenses are as follows:

	For the years ended December 31,
	2009	2010	2011

Income taxes expenses:
Current:
PRC	3,267	3,263	2,256
Other countries	266	509	73

Deferred:
PRC	(1,292)	(1,057)	(923)
Other countries	(152)	(197)	(331)

Total	2,089	2,518	1,075

Analysis Of Deffered Tax Balances for Financial Reporting Purposes

The following is the analysis of the deferred tax balances for financial reporting purposes:

	As of December 31,
	2010	2011

Current deferred tax assets:
Allowance for doubtful accounts	227	304
Accrued compensation expenses	2,214	2,873
Net operating loss carry forwards	—	—

Total current deferred tax assets	2,441	3,177

Non-current deferred tax assets:
Net operating loss carry forwards	100	351
Property and equipment	42	7
Valuation allowance	(100)	(347)

Net non-current deferred tax assets	42	11

Non-current deferred tax liabilities:
Intangible assets acquired in business acquisitions	(1,217)	(3,313)
Property and equipment	(3)	(100)

Non-current deferred tax liabilities, net	(1,220)	(3,413)

Reconciliation Between the Statutory PRC Enterprise Income Tax Rate and the Effective Tax Rate

A reconciliation between the statutory PRC enterprise income tax rate and the effective tax rate is as follows:

	For the years ended December 31,
	2009	2010	2011
	%	%	%

Statutory tax rate in PRC	25.00	25.00	25.00
Changes in valuation allowances	(0.20)	(0.22)	1.06
Effect of income tax rate differences of subsidiaries operating with different tax jurisdictions	(8.57)	(8.34)	(10.68)
Effect of tax holidays enjoyed by PRC subsidiaries	(7.38)	(8.63)	(10.77)

Effective tax rate	8.85	7.81	4.61

Income Tax Expense and Net Income Per Share Amounts If Company's Subsidiaries in PRC were neither in Tax Holiday Period nor had they been Specifically Allowed Special Tax Concessions

During the years ended December 31, 2009, 2010 and 2011, if the Company’s subsidiaries in the PRC were neither in the tax holiday period nor had they been specifically allowed special tax concessions, income tax expense and net income per share amounts would be as follows:

	For the years ended December 31,
	2009	2010	2011

Increase in income tax expense	1,735	2,780	2,510
Decrease in net income per ordinary share-basic	(0.04)	(0.07)	(0.06)
Decrease in net income per ordinary share-diluted	(0.04)	(0.07)	(0.06)

NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2011
Calculation of Net Income

The calculation of the net income per share is as follows:

	For the years ended December 31,
	2009		2010		2011

Net income attributable to holders of ordinary shares (numerator)	21,508		29,863		22,193

Shares (denominator):
Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic	38,389,495	(i)	40,298,060	(i)	43,103,190	(i)

Weighted average ordinary shares outstanding used in computing net income per ordinary share-diluted	41,576,217	(ii)	43,406,080	(ii)	45,248,469	(ii)

Net income per ordinary share-basic	0.56		0.74		0.51

Net income per ordinary share-diluted	0.52		0.69		0.49

(i)	In 2010, the Company issued 2,140,148 ordinary shares for future delivery to employees and non-employees upon exercise of vested stock options or grant of nonvested shares. 1,211,897, 1,824,660 and 441,386 shares were transferred to the relevant employees in 2009, 2010 and 2011, respectively. Accordingly, the remaining shares outstanding during the years were excluded in computation of basic net income per share in 2009, 2010 and 2011.

SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Stock Options Granted

The following table summarizes information regarding the stock options granted:

Quarter ended	Options granted	Weighted average exercise price per option	Weighted average fair value per option at the grant dates	Weighted average intrinsic value per option at the grant dates

March 31, 2009	48,000	4.58	1.60	—
June 30, 2009	15,000	5.00	1.74	—
September 30, 2009	39,500	11.00	3.83	—
December 31, 2009	43,500	14.69	5.30	—
March 31, 2010	123,000	16.90	6.09	—
June 30, 2010	97,500	21.70	7.83	—
December 31, 2010	555,840	34.50	12.09	—
March 31, 2011	221,400	29.29	9.90	—
September 30, 2011	1,078,405	9.50	3.30	—
December 31, 2011	61,000	8.71	4.63	—

Total	2,283,145

	Number of options	Weighted average exercise price per option	Weighted average fair value per option at the grant dates

Outstanding as of January 1, 2011	3,322,628	10.13	3.32
Granted	1,360,805	12.69	4.44
Forfeited	(112,460)	18.59	6.22
Exercised	(317,942)	4.34	1.28

Outstanding as of December 31, 2011	4,253,031	11.16	3.75

Summary of Stock Options Outstanding and Exercisable

The following table summarizes information with respect to stock options outstanding as of December 31, 2011:

		Options outstanding			Options exercisable
	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price per option	Aggregate intrinsic value as of December 31, 2011	Number exercisable	Weighted average exercise price per option	Aggregate intrinsic value as of December 31, 2011

Ordinary shares	4,253,031	3.83	11.16	12,925	2,177,784	6.17	10,654

Range Of Fair Value Of The Options As Of Respective Grant Dates	The range of fair value of the options as of their respective grant dates is as follows:

	For the years ended December 31,
	2009	2010	2011

Options	1.60-5.30	6.09-12.13	2.42-10.05

Fair Value Assumptions of Options

The fair value of each option granted was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions used for grants during the applicable periods.

For the years ended December 31,
	2009	2010	2011

Volatility	40.8%-44.7%	41.5%-44.7%	41.41%-69.0%
Risk-free interest rate of return	2.62%-3.62%	1.89%-2.62%	1.54%-1.89%
Expected term	3.61 years	3.61-4.11 years	3.61-4.11 years
Dividend yield	—	—	—

Summary of Nonvested Shares

A summary of the nonvested shares activity is as follows:

	Weighted number of nonvested shares	Weighted average fair value per ordinary share at the grant dates

Outstanding as of January 1, 2011	357,907	21.06
Granted	286,916	22.96
Vested	(123,444)	18.27
Forfeited	(73,428)	24.57

Outstanding as of December 31, 2011	447,951	22.47

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Group's Financial Assets/(Liabilities) Measured at Faire Value on Recurring Basis

The following table summarizes the Group’s financial assets/(liabilities) measured at fair value on recurring basis.

		Fair Value Measurement at Reporting Date Using
Description	December, 2010	Quoted Prices in Active Market for Identical Liabilities	Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)

Available-for-sale investment	1,302	—	—	1,302
Contingent consideration	(3,269)	—	—	(3,269)
Forward contract	(332)	—	(332)	—

Total	(2,299)	—	(332)	(1,967)

		Fair Value Measurement at Reporting Date Using
Description	December, 2011	Quoted Prices in Active Market for Identical Liabilities	Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)

Available-for-sale investment	—	—	—	—
Contingent consideration	(18,236)	—	—	(18,236)
Forward contract	(253)	—	(253)	—

Total	(18,489)	—	(253)	(18,236)

Summary of Movement of Balances of Group's Financial Assets/(Liabilities) Measured at Faire Value on Recurring Basis

The following table summarizes the movement of the balances of the Group’s financial assets/(liabilities) measured at fair value on a recurring basis based on Level 3 inputs:

Amounts

Balance as of January 1, 2011	(1,967)
Initial recognition of contingent consideration in connection with business acquisitions	(19,446)
Change in fair value of contingent considerations	920
Transfer of contingent consideration to payable	3,269
Settlement of contingent consideration	709
Transfer of available-for-sale in connection with acquiring Beijing Viatt (Note 6)	(1,302)
Exchange difference	(419)

Balance as of December 31, 2011	(18,236)

COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Future Minimum Lease Payments	Future minimum lease payments under such non-cancelable leases as of December 31, 2011 are as follows:

2012	11,701
2013	6,766
2014	2,924
2015	2,601
2016	609

24,601

Group's Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2011
VanceInfo Beijing
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Jul 2, 2004
Place of establishment/ incorporation	PRC
Percentage of beneficial ownership	100.00%
VanceInfo Creative Software Technology Ltd
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Aug 6, 2004
Place of establishment/ incorporation	BVI
Percentage of beneficial ownership	100.00%
VanceInfo Japan Inc
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Nov 25, 2004
Place of establishment/ incorporation	Japan
Percentage of beneficial ownership	99.90%
VanceInfo Technologies Inc, US
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Nov 29, 2005
Place of establishment/ incorporation	United States of America ("US")
Percentage of beneficial ownership	100.00%
VanceInfo Technologies Limited, Hong Kong
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Mar 27, 2007
Place of establishment/ incorporation	Hong Kong
Percentage of beneficial ownership	100.00%
Shanghai VanceInfo Technologies Limited
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	May 29, 2007
Place of establishment/ incorporation	PRC
Percentage of beneficial ownership	100.00%
Beijing Chosen Technology Co, Ltd
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Jul 31, 2007
Place of establishment/ incorporation	PRC
Percentage of beneficial ownership	100.00%
VanceInfo Technologies Limited, PRC
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Nov 15, 2007
Place of establishment/ incorporation	PRC
Percentage of beneficial ownership	100.00%
Shanghai VanceInfo Creative Software Technology Limited
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Sep 9, 2008
Place of establishment/ incorporation	PRC
Percentage of beneficial ownership	100.00%
VanceInfo Malaysia Inc Sdn Bhd
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Oct 9, 2008
Place of establishment/ incorporation	Malaysia
Percentage of beneficial ownership	100.00%
Shenzhen VanceInfo Creative Software Technology Limited
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Oct 28, 2008
Place of establishment/ incorporation	PRC
Percentage of beneficial ownership	100.00%
Nanjing VanceInfo Creative Software Technology Limited
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Dec 19, 2008
Place of establishment/ incorporation	PRC
Percentage of beneficial ownership	100.00%
TP Teleservices Limited
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Jul 2, 2009
Place of establishment/ incorporation	Hong Kong
Percentage of beneficial ownership	100.00%
TP (Hong Kong) Limited
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Jul 2, 2009
Place of establishment/ incorporation	Hong Kong
Percentage of beneficial ownership	100.00%
TP Consultants Limited
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Jul 2, 2009
Place of establishment/ incorporation	Hong Kong
Percentage of beneficial ownership	100.00%
TP (Taiwan) Limited
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Jul 2, 2009
Place of establishment/ incorporation	Hong Kong
Percentage of beneficial ownership	100.00%
TP Software Technology (Shanghai) Co, Ltd
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Jul 2, 2009
Place of establishment/ incorporation	PRC
Percentage of beneficial ownership	100.00%
VanceInfo Financial Service Limited
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Jul 2, 2010
Place of establishment/ incorporation	Hong Kong
Percentage of beneficial ownership	100.00%
VanceInfo Data Service Shanghai Co Ltd
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Jul 2, 2010
Place of establishment/ incorporation	PRC
Percentage of beneficial ownership	100.00%
Beijing Viatt Information Technology Co Ltd
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Jan 4, 2011
Place of establishment/ incorporation	PRC
Percentage of beneficial ownership	100.00%
Lifewood Technology Hong Kong Limited
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Apr 1, 2011
Place of establishment/ incorporation	Hong Kong
Percentage of beneficial ownership	100.00%
Lifewood Data Technology Hong Kong Limited
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Apr 1, 2011
Place of establishment/ incorporation	Hong Kong
Percentage of beneficial ownership	100.00%
Lifewood Technology Shenzhen Limited
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Apr 1, 2011
Place of establishment/ incorporation	PRC
Percentage of beneficial ownership	100.00%
Lifewood Data Technology Dongguan Limited
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Apr 1, 2011
Place of establishment/ incorporation	PRC
Percentage of beneficial ownership	100.00%
VanceInfo Technology Australia Pty Ltd
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Jul 1, 2011
Place of establishment/ incorporation	Australia
Percentage of beneficial ownership	100.00%
Beijing Data Pioneer Technology Co Ltd
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Aug 1, 2011
Place of establishment/ incorporation	PRC
Percentage of beneficial ownership	100.00%
Beijing Kang Pu Wei Technology Co Ltd
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Aug 1, 2011
Place of establishment/ incorporation	PRC
Percentage of beneficial ownership	100.00%
VanceInfo Singapore Pty Ltd
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Aug 12, 2011
Place of establishment/ incorporation	Singapore
Percentage of beneficial ownership	100.00%
VanceInfo Financial Solutions Ltd
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Sep 9, 2011
Place of establishment/ incorporation	BVI
Percentage of beneficial ownership	100.00%
Nanjing VanceInfo Technologies Training Center
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of acquisition/ incorporation	Nov 11, 2011
Place of establishment/ incorporation	PRC
Percentage of beneficial ownership	100.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Period which cash is restricted for a term deposit pledged for a short-term loan	12 months
Period which amount of future cash flows associated with certain third-party sales are expected to occur	12 months
Collection period for billed and unbilled receivables	1 year
Business tax rate of total revenues for certain types of contracts	5.00%
Minimum
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Percentage which significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee	20.00%
Percentage needed for uncertain income tax position to be sustained	50.00%
Maximum
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Percentage which significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee	50.00%
Cost of Revenues
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Government subsidies	$ 5,508	$ 2,948	$ 1,341
Other Operating Income
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Government subsidies	2,052	1,631	192
Time and Material Contracts | Maximum
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Contractual period for contracts	1 year
Fixed Price Contracts | Maximum
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Contractual period for contracts	1 year
Tradename
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Intangible assets not subject to amortization	$ 5,193	$ 2,393

Estimated Useful Lives of Propert Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2011 Year
Furniture and office equipment
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Property and Equipment, useful life	5
Motor vehicles
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Property and Equipment, useful life	5
Computers and software
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Property and Equipment, minimum useful life	3
Property and Equipment, maximum useful life	5
Leasehold improvements
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Property and Equipment, useful life	Shorter of the term of the lease or the estimated useful lives of the assets

Estimated Economic Lives of Acquired Intangible Assets with Finite Lives (Detail)	12 Months Ended
Dec. 31, 2011 Year
Contract backlog
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite lived intangible assets, minimum useful lives	0.17
Acquired finite lived intangible assets, maximum useful lives	1
Customer base and relationship
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite lived intangible assets, minimum useful lives	3
Acquired finite lived intangible assets, maximum useful lives	10
Non-compete agreement
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite lived intangible assets, minimum useful lives	2
Acquired finite lived intangible assets, maximum useful lives	5
Software technology
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite lived intangible assets, useful lives	2
Tradename
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired indefinite lived intangible assets useful life	Indefinite

Breakdown of Revenues by Types of Contracts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Net revenues	$ 283,137	[1]	$ 211,550	[1]	$ 148,066	[1]
Time and Material Contracts
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Net revenues	187,953		130,937		105,385
Fixed Price Contracts
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Net revenues	92,395		76,221		39,496
Other
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Net revenues	$ 2,789		$ 4,392		$ 3,185

[1]	Based on the countries in which the customers' headquarters are located. In determining the geographic information, customers under common control, such as subsidiary and its parent entity, are treated as a single customer.

Customers Accounting for 10% or more of Revenues (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Customer A
Concentration Risk [Line Items]
Percentage of total revenues	25.00%	26.00%	23.00%
Customer B
Concentration Risk [Line Items]
Percentage of total revenues	12.00%	12.00%	13.00%
Customer C
Concentration Risk [Line Items]
Percentage of total revenues	8.00%	9.00%	11.00%

Customers Accounting for 10% or more of Accounts Receivable (Detail) (Customer A)	Dec. 31, 2011	Dec. 31, 2010
Customer A
Concentration Risk [Line Items]
Percentage of accounts receivable	44.00%	46.00%

Long-lived Assets and Net Revenues in Different Geographic Locations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Long-lived assets	$ 131,296		$ 75,847
Net revenues	283,137	[1]	211,550	[1]	148,066	[1]
Greater China
Segment Reporting Information [Line Items]
Long-lived assets	117,372		73,046
Net revenues	132,721	[1]	95,481	[1]	59,373	[1]
US
Segment Reporting Information [Line Items]
Long-lived assets	8,636		2,228
Net revenues	95,324	[1]	70,955	[1]	56,634	[1]
Others
Segment Reporting Information [Line Items]
Long-lived assets	5,288		573
Net revenues	3,159	[1]	3,047	[1]	445	[1]
Europe
Segment Reporting Information [Line Items]
Net revenues	42,433	[1]	32,178	[1]	23,148	[1]
JAPAN
Segment Reporting Information [Line Items]
Net revenues	$ 9,500	[1]	$ 9,889	[1]	$ 8,466	[1]

[1]	Based on the countries in which the customers' headquarters are located. In determining the geographic information, customers under common control, such as subsidiary and its parent entity, are treated as a single customer.

Net Revenues by Service Lines (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	$ 283,137	[1]	$ 211,550	[1]	$ 148,066	[1]
Research and Development Outsourcing Services | Research & development services
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	141,251		124,181		90,581
Research and Development Outsourcing Services | Globalization & localization
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	7,312		6,060		5,118
IT Services | Enterprise solutions
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	25,236		19,725		14,429
IT Services | Application development & maintenance
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	75,543		43,825		26,373
IT Services | Quality assurance & testing
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	22,548		13,003		7,807
Other Solutions and Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	$ 11,247		$ 4,756		$ 3,758

[1]	Based on the countries in which the customers' headquarters are located. In determining the geographic information, customers under common control, such as subsidiary and its parent entity, are treated as a single customer.

ACQUISITIONS - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended							12 Months Ended		12 Months Ended			12 Months Ended				1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Tp Corporation Limited	Dec. 31, 2010 Tp Corporation Limited	Dec. 31, 2009 Tp Corporation Limited	Jul. 02, 2009 Tp Corporation Limited	Dec. 31, 2010 Tp Corporation Limited First Potential Contingent Consideration	Dec. 31, 2009 Tp Corporation Limited First Potential Contingent Consideration	Dec. 31, 2011 Tp Corporation Limited Second Potential Contingent Consideration	Dec. 31, 2010 Tp Corporation Limited Second Potential Contingent Consideration	Dec. 31, 2011 Tp Corporation Limited Final Potential Contingent Consideration	Dec. 31, 2011 VanceInfo Financial Service Limited	Dec. 31, 2010 VanceInfo Financial Service Limited	Jul. 31, 2010 VanceInfo Financial Service Limited	Oct. 01, 2008 VanceInfo Financial Service Limited	Jan. 31, 2011 Beijing Viatt Information Technology Co Ltd	Feb. 28, 2010 Beijing Viatt Information Technology Co Ltd	Dec. 31, 2011 Beijing Viatt Information Technology Co Ltd	Dec. 31, 2010 Beijing Viatt Information Technology Co Ltd	Mar. 31, 2011 Lifewood	Dec. 31, 2011 Lifewood	Dec. 31, 2011 Oracle Consulting and Implementation Services	Apr. 30, 2011 Oracle Consulting and Implementation Services	Apr. 30, 2011 Oracle Consulting and Implementation Services Initial Payment	Sep. 30, 2010 VanceInfo Technology Australia Pty Ltd	Dec. 31, 2011 VanceInfo Technology Australia Pty Ltd	Jul. 31, 2011 VanceInfo Technology Australia Pty Ltd	Dec. 31, 2011 Beijing Data Pioneer Technology Co Ltd	Jul. 31, 2011 Beijing Data Pioneer Technology Co Ltd	Dec. 31, 2011 US Based IT Services Company	Oct. 31, 2011 US Based IT Services Company
Business Acquisition, Acquisition Related Costs [Line Items]
Equity ownership percentage acquired							100.00%								67.00%	33.00%	80.00%				100.00%					20.00%		80.00%		100.00%
Business acquisition purchase price							$ 8,644								$ 5,759	$ 841	$ 5,684				$ 10,798			$ 2,036		$ 200		$ 4,908		$ 4,387		$ 5,913
Contingent consideration									1,337		3,993	3,275		3,144
Cash paid								817		2,015			1,565		670	330	1,542				3,961				254			478		1,863		3,000
Fair value of equity consideration	1,849	1,616	549				3,788	520		1,978		1,271	1,579		1,834		1,661				1,669				217			1,997		1,124
Shares of equity consideration								26,442		55,944			44,642								50,746				6,721
Fair value per share of equity consideration								$ 19.66		$ 35.36			$ 35.36
Cash consideration												2,004
Change in fair value of the contingent consideration	920	221	(62)		80	(62)							89	141					897			224	(70)				(105)		(69)		(43)
Indefinite-lived interest-free loan considered in acquisition																495
Acquisition costs																16
Investment principal amount																		440
Interest rate																		8.00%
Maturity term																		2 years
Convertible equity interest percentage																		20.00%								20.00%
Unrecognized gains on available-for-sale investment		494																		494
Business acquisition contingent consideration payment period																	24 months
Cash for an equity interest		$ 200																								$ 200
Remaining equity ownership percentage to be acquired within the next 12 months																										80.00%

Estimated Purchase Price (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 02, 2009 Tp Corporation Limited	Dec. 31, 2011 VanceInfo Financial Service Limited	Jul. 31, 2010 VanceInfo Financial Service Limited	Oct. 01, 2008 VanceInfo Financial Service Limited	Jan. 31, 2011 Beijing Viatt Information Technology Co Ltd	Apr. 30, 2011 Oracle Consulting and Implementation Services	Apr. 30, 2011 Oracle Consulting and Implementation Services Initial Payment	Apr. 30, 2011 Oracle Consulting and Implementation Services Second Contingent Consideration	Jul. 31, 2011 VanceInfo Technology Australia Pty Ltd	Sep. 30, 2010 VanceInfo Technology Australia Pty Ltd	Mar. 31, 2011 Lifewood	Mar. 31, 2011 Lifewood Second Contingent Consideration	Jul. 31, 2011 Beijing Data Pioneer Technology Co Ltd	Oct. 31, 2011 US Based IT Services Company
Business Acquisition [Line Items]
Cash paid					$ 1,565	$ 670	$ 330	$ 1,542		$ 254		$ 478		$ 3,961		$ 1,863	$ 3,000
Cash consideration				4,856		1,555		1,484	953			1,573		2,561		1,400	2,913
Fair value of equity consideration	1,849	1,616	549	3,788	1,579	1,834		1,661		217	612	1,997		1,669	2,607	1,124
Carrying amount						1,088		483				159
Gain on re-measurement of fair value of non-controlling equity investment						612		514				701
Total estimated purchase price				$ 8,644		$ 5,759	$ 841	$ 5,684	$ 2,036			$ 4,908	$ 200	$ 10,798		$ 4,387	$ 5,913

Purchase Price Allocation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended						1 Months Ended			1 Months Ended				1 Months Ended		1 Months Ended			1 Months Ended			1 Months Ended		1 Months Ended			1 Months Ended					1 Months Ended
	Dec. 31, 2011 Tradename	Jul. 02, 2009 Tp Corporation Limited	Jul. 02, 2009 Tp Corporation Limited Customer base and relationship Year	Jul. 02, 2009 Tp Corporation Limited Tradename	Jul. 02, 2009 Tp Corporation Limited Non-compete agreement Year	Jul. 02, 2009 Tp Corporation Limited Contract backlog Year	Jul. 02, 2009 Tp Corporation Limited Software technology Year	Jul. 31, 2010 VanceInfo Financial Service Limited	Jul. 31, 2010 VanceInfo Financial Service Limited Customer base and relationship Year	Jul. 31, 2010 VanceInfo Financial Service Limited Non-compete agreement Year	Jan. 31, 2011 Beijing Viatt Information Technology Co Ltd	Jan. 31, 2011 Beijing Viatt Information Technology Co Ltd Customer base and relationship Year	Jan. 31, 2011 Beijing Viatt Information Technology Co Ltd Tradename	Jan. 31, 2011 Beijing Viatt Information Technology Co Ltd Non-compete agreement Year	Jan. 31, 2011 Beijing Viatt Information Technology Co Ltd Contract backlog	Jan. 31, 2011 Beijing Viatt Information Technology Co Ltd Customer Contracts [Member] Year	Apr. 30, 2011 Oracle Consulting and Implementation Services	Apr. 30, 2011 Oracle Consulting and Implementation Services Customer base and relationship Year	Apr. 30, 2011 Oracle Consulting and Implementation Services Non-compete agreement Year	Jul. 31, 2011 Beijing Data Pioneer Technology Co Ltd	Jul. 31, 2011 Beijing Data Pioneer Technology Co Ltd Customer base and relationship Year	Jul. 31, 2011 Beijing Data Pioneer Technology Co Ltd Non-compete agreement Year	Jul. 31, 2011 Beijing Data Pioneer Technology Co Ltd Contract backlog	Jul. 31, 2011 Beijing Data Pioneer Technology Co Ltd Customer Contracts [Member] Year	Oct. 31, 2011 US Based IT Services Company	Oct. 31, 2011 US Based IT Services Company Customer base and relationship Year	Oct. 31, 2011 US Based IT Services Company Non-compete agreement Year	Mar. 31, 2011 Lifewood	Mar. 31, 2011 Lifewood Customer base and relationship Year	Mar. 31, 2011 Lifewood Tradename	Mar. 31, 2011 Lifewood Non-compete agreement Year	Mar. 31, 2011 Lifewood Software technology Year	Jul. 31, 2011 VanceInfo Technology Australia Pty Ltd	Jul. 31, 2011 VanceInfo Technology Australia Pty Ltd Customer base and relationship Year	Jul. 31, 2011 VanceInfo Technology Australia Pty Ltd Non-compete agreement Year
Business Acquisition [Line Items]
Cash		$ 1,730						$ 824			$ 267									$ 1,060								$ 219					$ 276
Current assets																	381
Other current assets		2,926						1,997			484									705					358			435					287
Property and equipment and other long-term assets																				50
Property and equipment		248						80			74						4								71			203					93
Rental deposits		82						7																				14
Intangible assets amortizable			2,163		332	743	323		926	40		386		583	16			525	175		1,003	201	248			1,488	308		2,571		257	257		700	715
Intangible assets not amortizable				1,645									177																	2,571
Goodwill		6,277						2,490			4,454						1,056			2,362					4,815			6,386					3,661
Deferred tax assets - non -current		43																										13
Current liabilities		(4,607)						(401)			(466)									(879)					(358)			(1,195)					(400)
Deferred tax liabilities		(875)						(204)			(291)						(105)			(363)					(769)			(933)					(424)
Short term loan		(2,386)
Net business acquisition purchase price allocated to assets acquired and liabilities assumed		$ 8,644						$ 5,759			$ 5,684						$ 2,036			$ 4,387					$ 5,913			$ 10,798					$ 4,908
Finite lived intangible asset amortization period			5		5	1.5	2		5.5	2		5		4		1		5	5		5	5		1		5	3		6.75		4.75	3		5	5
Indefinite lived intangible asset amortization period	Indefinite			indefinite									indefinite																	indefinite

Summary of Unaudited Pro Forma Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2009 Tp Corporation Limited	Dec. 31, 2010 VanceInfo Financial Service Limited	Dec. 31, 2009 VanceInfo Financial Service Limited	Dec. 31, 2011 Lifewood	Dec. 31, 2010 Lifewood	Dec. 31, 2011 VanceInfo Technology Australia Pty Ltd	Dec. 31, 2010 VanceInfo Technology Australia Pty Ltd	Dec. 31, 2010 Beijing Viatt Information Technology Co Ltd	Dec. 31, 2011 Beijing Data Pioneer Technology Co Ltd	Dec. 31, 2010 Beijing Data Pioneer Technology Co Ltd
Business acquisition pro forma information
Pro forma net revenues	$ 151,068	$ 214,717	$ 151,308	$ 283,857	$ 216,296	$ 283,622	$ 211,815	$ 212,682	$ 284,399	$ 214,310
Pro forma net income	$ 21,869	$ 30,383	$ 21,720	$ 21,979	$ 29,046	$ 21,825	$ 29,844	$ 29,511	$ 21,875	$ 29,880
Pro forma net income per ordinary share-basic	$ 0.57	$ 0.75	$ 0.57	$ 0.51	$ 0.72	$ 0.51	$ 0.74	$ 0.73	$ 0.51	$ 0.74
Pro forma net income per ordinary share-diluted	$ 0.53	$ 0.7	$ 0.52	$ 0.49	$ 0.67	$ 0.48	$ 0.69	$ 0.68	$ 0.48	$ 0.69

Estimated Purchase Price (Parenthetical) (Detail)	Jul. 31, 2010 VanceInfo Financial Service Limited	Jan. 31, 2011 Beijing Viatt Information Technology Co Ltd	Jul. 31, 2011 VanceInfo Technology Australia Pty Ltd
Business Acquisition [Line Items]
Ownership interest before acquisition	33.00%	20.00%	20.00%

Summary of Held to Maturity Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Held-to-maturity
Held-to-maturity securities-current	$ 9,401	$ 13,208
Held-to-maturity securities, non-current		1,558
Held-to-maturity securities	9,401	14,766
Corporate notes
Held-to-maturity
Held-to-maturity securities-current	9,401	13,208
Held-to-maturity securities, non-current		$ 1,558

HELD-TO-MATURITY SECURITIES - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Held-to-maturity Securities [Line Items]
Interest income	$ 2,295	$ 782	$ 856
Held-to-maturity Security
Schedule of Held-to-maturity Securities [Line Items]
Interest income	$ 261	$ 269	$ 193
Minimum
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, debt maturities, date	Apr 9, 2012
Maximum
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, debt maturities, date	Aug 27, 2012

AVAILABLE-FOR-SALE INVESTMENT - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended					1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Beijing Viatt Information Technology Co Ltd loan carries 8% annual interest rate with two-year term and is convertible into a 20% equity interest	Feb. 28, 2010 Beijing Viatt Information Technology Co Ltd loan carries 8% annual interest rate with two-year term and is convertible into a 20% equity interest	Feb. 28, 2010 Beijing Viatt Information Technology Co Ltd loan carries 8% annual interest rate with two-year term and is convertible into a 20% equity interest Available-for-sale Securities	Dec. 31, 2010 Beijing Viatt Information Technology Co Ltd loan carries 8% annual interest rate with two-year term and is convertible into a 20% equity interest Available-for-sale Securities	Sep. 30, 2010 Beijing Viatt Information Technology Co Ltd loan carried a 12% annual interest rate	Sep. 30, 2010 Beijing Viatt Information Technology Co Ltd loan carried a 12% annual interest rate Available-for-sale Securities	Dec. 31, 2010 Beijing Viatt Information Technology Co Ltd loan carried a 12% annual interest rate Available-for-sale Securities
Schedule of Available-for-sale Securities [Line Items]
Investment principal amount					$ 440			$ 221
Interest rate						8.00%			12.00%
Maturity term						2 years
Convertible equity interest percentage						20.00%
Interest income	2,295	782	856				32			9
Unrecognized gains on available-for-sale investment		$ 494		$ 494

Summary of Accounts Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Billed accounts receivable	$ 48,615	$ 27,052
Unbilled accounts receivable	79,974	60,341
Less: allowance for doubtful accounts	(2,200)	(1,956)
Total accounts receivable, net	$ 126,389	$ 85,437

Movements of Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of the year	$ 1,956	$ 1,018
Charge to expenses	27	685
Write off	(312)	(335)
Provision in connection with the losses caused by an employee (Note 20)		537
Provision in connection with the acquisitions	441
Exchange difference	88	51
Balance at end of the year	$ 2,200	$ 1,956

Components of Prepaid Expenses and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Assets and Other Liabilities [Line Items]
Prepaid for building construction project	$ 6,197
Prepaid rentals	1,705	1,195
Advances to employees	397	790
Performance security deposit	105	757
Option exercise receivable	43	642
Interests receivable	801	347
Advance to suppliers	323	136
Prepaid insurance premium	708	85
Prepaid for income tax	616
Other prepaid expenses	1,970	908
Total	$ 12,865	$ 4,860

FOREIGN CURRENCY FORWARD EXCHANGE CONTRACT - Addtitional Information (Detail)	12 Months Ended		1 Months Ended							1 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jul. 10, 2010 Contract, One USD ($)	Jul. 10, 2010 Contract, One JPY (¥)	Mar. 31, 2011 Contract, One JPY (¥)	Dec. 31, 2010 Contract, One JPY (¥)	Sep. 30, 2010 Contract, One JPY (¥)	Jun. 30, 2010 Contract, One JPY (¥)	Dec. 31, 2010 Contract, One Fair Value, Inputs, Level 2 USD ($)	Jul. 06, 2011 Contract, Two USD ($)	Jul. 06, 2011 Contract, Two JPY (¥)	Dec. 31, 2011 Contract, Two JPY (¥)	Sep. 30, 2011 Contract, Two JPY (¥)	Dec. 31, 2011 Contract, Two March 31, 2012 JPY (¥)	Dec. 31, 2011 Contract, Two June 30, 2012 JPY (¥)	Dec. 31, 2011 Contract, Two Fair Value, Inputs, Level 2 USD ($)
Derivative [Line Items]
Derivative forward contracts purchased			$ 5,000,000							$ 5,000,000
Derivative forward contracts sold				432,500,000							403,350,000
Derivative maturity date			Jul 11, 2011	Jul 11, 2011						Jul 9, 2012	Jul 9, 2012
Derivative maturity term			1 year	1 year						1 year	1 year
Notional amount of forward contracts designated as cash flow hedge					129,750,000	129,750,000	43,250,000	129,750,000				100,840,000	100,840,000	100,840,000	100,840,000
Liabilities forward contract									332,000							253,000
Unrealized loss for forward contract effective portion	123,000	195,000
Payment for settlement of foreign currency forward exchange contracts	$ 339,000	$ 388,000

Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative [Line Items]
Unrealized losses recognized for effective portion	$ (247)	$ (506)	$ 145
Losses transfer to statements of operations	319	202	(36)
Total	$ 72

Loss in Exchange Difference for Account in Consolidated Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative [Line Items]
Loss transfer from other comprehensive income	$ (319)	$ (202)	$ 36
Loss recognized due to changes in spot-forward difference	(14)
Total	$ (333)

Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, Plant, and Equipment Disclosure [Line Items]
Furniture and office equipment	$ 5,430	$ 5,230
Motor vehicles	1,799	1,403
Computers and software	21,693	16,019
Leasehold improvements	12,454	11,314
Construction in progress	15,412
Property, Plant and Equipment, Gross, Total	56,788	33,966
Less: Accumulated depreciation and amortization	(20,208)	(13,622)
Property and equipment, net	$ 36,580	$ 20,344

PROPERTY AND EQUIPMENT, NET - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant, and Equipment Disclosure [Line Items]
Depreciation and amortization expenses of property and equipment	$ 7,057	$ 6,397	$ 4,078
Direct costs related to headquarters building construction capitalized as construction in progress	$ 15,412

Costs and Accumulated Amortization of these Acquired Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets gross	$ 25,164	$ 12,473
Accumulated amortization	(9,418)	(5,637)
Acquired intangible assets, net	15,746	6,836
Contract backlog
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization	1,182	902
Accumulated amortization	(1,052)	(902)
Customer base and relationship
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization	14,888	7,821
Accumulated amortization	(6,777)	(3,806)
Non-compete agreement
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization	3,322	1,036
Accumulated amortization	(1,227)	(688)
Software technology
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization	579	321
Accumulated amortization	(362)	(241)
Tradename
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets not subject to amortization	$ 5,193	$ 2,393

INTANGIBLE ASSETS, NET - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intangible Assets by Major Class [Line Items]
Amortization of intangible assets	$ 3,549	$ 2,023	$ 1,668
Future amortization expense, 2012	3,687
Future amortization expense, 2013	2,917
Future amortization expense, 2014	2,195
Future amortization expense, 2015	1,135
Future amortization expense, Thereafter	$ 619

Movement of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Balance at beginning of the year	$ 28,072	$ 24,783
Goodwill acquired in acquisition of businesses	22,849	2,695
Exchange differences	1,140	594
Balance at end of the year	$ 52,061	$ 28,072

GOODWILL - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill [Line Items]
Goodwill impairment	$ 0	$ 0	$ 0

LONG-TERM INVESTMENT - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Investment	Dec. 31, 2010 Investment	Dec. 31, 2009 Investment	Jul. 31, 2011 VanceInfo Technology Australia Pty Ltd	Sep. 30, 2010 VanceInfo Technology Australia Pty Ltd	Jul. 31, 2010 VanceInfo Financial Service Limited	Oct. 01, 2008 VanceInfo Financial Service Limited
Schedule of Equity Method Investments [Line Items]
Equity ownership percentage acquired				80.00%	20.00%	67.00%	33.00%
Business acquisition purchase price				$ 4,908	$ 200	$ 5,759	$ 841
Remaining equity ownership percentage to be acquired within the next 12 months					80.00%
Number of equity method investments included in earnings	1	2	1
Earnings from equity method investments	$ (35)	$ 151	$ 69

LAND USE RIGHTS - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended			12 Months Ended
	Sep. 30, 2011	Jul. 31, 2011	Aug. 01, 2011	Dec. 31, 2011	Dec. 31, 2009 Property	Dec. 31, 2010
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Land use right				$ 23,884		$ 18,009
Amortization expenses				220
Land Use Rights
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Pieces of land to be acquired					2
Land use right						18,009
Acquired land use right term		50 years
Additional consideration paid to acquire land use right			5,025
Local levy paid related to acquisition of land use right	151
Aggregate amount of the consideration paid				24,105
Exchange rate effect on consideration paid to acquire land use right				920
Amortization expenses				$ 220

SHORT-TERM BANK LOAN- Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Short-term bank loan	$ 1,587	$ 3,020
Restricted cash	$ 1,587	$ 679
Short-term bank loan
Debt Instrument [Line Items]
Debt, interest rate	5.47%	5.31%
Debt, maturity period	2012-09

Components of Accrued Expenses and Other Payables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts Payable and Accrued Liabilities [Line Items]
Payable for business acquisition-current	$ 11,205	$ 3,919
Accrued payroll and employee welfare	10,384	6,069
Accrued bonus	10,470	8,693
Accrued subcontract costs and reimbursable operating costs	8,249	8,203
Business tax payable	3,706	2,782
Other taxes payable	1,546	1,252
Proceeds from discounted nonvested shares granted, net of forfeiture	910
Professional fee	884	1,184
Advance from customer	3,410	1,173
Payable for purchase of property and equipment	1,497	925
Foreign currency forward exchange contract	253	332
Other accrued liabilities	2,466	1,845
Total	$ 54,980	$ 36,377

INCOME TAXES - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			48 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended						12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2011 US	Dec. 31, 2010 US	Dec. 31, 2011 Countries other than the PRC	Dec. 31, 2010 Countries other than the PRC	Jan. 31, 2008 High and New Technology Enterprises	Jan. 31, 2008 Qualified Software Enterprise	Dec. 31, 2011 Minimum	Dec. 31, 2011 Maximum	Dec. 31, 2011 Other PRC subsidiaries	Dec. 31, 2010 Other PRC subsidiaries	Dec. 31, 2009 Other PRC subsidiaries	Dec. 31, 2011 Subsidiaries Greater China	Dec. 31, 2011 VanceInfo Japan Inc	Dec. 31, 2010 VanceInfo Japan Inc	Dec. 31, 2009 VanceInfo Japan Inc	Dec. 31, 2011 VanceInfo Technologies Inc, US	Dec. 31, 2010 VanceInfo Technologies Inc, US	Dec. 31, 2009 VanceInfo Technologies Inc, US	Dec. 31, 2011 VanceInfo Technologies Inc, US Minimum	Dec. 31, 2010 VanceInfo Technologies Inc, US Minimum	Dec. 31, 2009 VanceInfo Technologies Inc, US Minimum	Dec. 31, 2011 VanceInfo Technologies Inc, US Maximum	Dec. 31, 2010 VanceInfo Technologies Inc, US Maximum	Dec. 31, 2009 VanceInfo Technologies Inc, US Maximum	Dec. 31, 2010 Wireless Info Tech, Ltd	Dec. 31, 2009 Wireless Info Tech, Ltd	Dec. 31, 2010 Wireless Info Tech, Ltd Minimum	Dec. 31, 2009 Wireless Info Tech, Ltd Minimum	Dec. 31, 2010 Wireless Info Tech, Ltd Maximum	Dec. 31, 2009 Wireless Info Tech, Ltd Maximum	Dec. 31, 2011 VanceInfo Technology Australia Pty Ltd	Dec. 31, 2011 VanceInfo Malaysia Inc Sdn Bhd	Dec. 31, 2010 VanceInfo Malaysia Inc Sdn Bhd	Dec. 31, 2009 VanceInfo Malaysia Inc Sdn Bhd	Dec. 31, 2011 VanceInfo Singapore Pty Ltd	Dec. 31, 2011 VanceInfo Technologies Limited, Hong Kong	Dec. 31, 2010 VanceInfo Technologies Limited, Hong Kong	Dec. 31, 2009 VanceInfo Technologies Limited, Hong Kong	Dec. 31, 2011 TP (Hong Kong) Limited	Dec. 31, 2010 TP (Hong Kong) Limited	Dec. 31, 2009 TP (Hong Kong) Limited	Dec. 31, 2011 TP (Taiwan) Limited	Dec. 31, 2010 TP (Taiwan) Limited	Dec. 31, 2009 TP (Taiwan) Limited	Dec. 31, 2011 TP Consultants Limited	Dec. 31, 2010 TP Consultants Limited	Dec. 31, 2009 TP Consultants Limited	Dec. 31, 2011 TP Teleservices Limited	Dec. 31, 2010 TP Teleservices Limited	Dec. 31, 2009 TP Teleservices Limited	Dec. 31, 2011 VanceInfo Financial Service Limited	Dec. 31, 2010 VanceInfo Financial Service Limited	Dec. 31, 2011 Lifewood Technology Hong Kong Limited	Dec. 31, 2011 Lifewood Data Technology Hong Kong Limited	Dec. 31, 2011 VanceInfo Beijing High and New Technology Enterprises	Dec. 31, 2010 VanceInfo Beijing High and New Technology Enterprises	Dec. 31, 2009 VanceInfo Beijing High and New Technology Enterprises	Dec. 31, 2008 VanceInfo Beijing High and New Technology Enterprises	Dec. 31, 2011 Shanghai VanceInfo Technologies Limited High and New Technology Enterprises	Dec. 31, 2010 Shanghai VanceInfo Technologies Limited High and New Technology Enterprises	Dec. 31, 2009 Shanghai VanceInfo Technologies Limited High and New Technology Enterprises	Dec. 31, 2008 Shanghai VanceInfo Technologies Limited High and New Technology Enterprises	Dec. 31, 2010 TP Software Technology (Shanghai) Co, Ltd High and New Technology Enterprises	Dec. 31, 2009 TP Software Technology (Shanghai) Co, Ltd High and New Technology Enterprises	Dec. 31, 2011 Nanjing VanceInfo Creative Software Technology Limited 2011	Dec. 31, 2011 Nanjing VanceInfo Creative Software Technology Limited 2012	Dec. 31, 2011 Nanjing VanceInfo Creative Software Technology Limited 2013	Dec. 31, 2011 VanceInfo Data Service Shanghai Co Ltd	Dec. 31, 2010 VanceInfo Data Service Shanghai Co Ltd	Dec. 31, 2009 VanceInfo Data Service Shanghai Co Ltd	Dec. 31, 2011 Shenzhen VanceInfo Creative Software New Setup Software Enterprise 2012	Dec. 31, 2011 Shenzhen VanceInfo Creative Software New Setup Software Enterprise 2013	Dec. 31, 2011 Shenzhen VanceInfo Creative Software New Setup Software Enterprise 2014
Income Taxes [Line Items]
Income tax expense	$ 1,075	$ 2,518	$ 2,089														$ 20	$ 5	$ 1
Progressive federal income tax rate																							15.00%	15.00%	15.00%	35.00%	35.00%	35.00%			15.00%	15.00%	35.00%	35.00%
State income tax rate																				8.84%	8.84%	8.84%							8.84%	8.84%
EIT uniform rate	25.00%												25.00%	25.00%	25.00%																				30.00%	28.00%	28.00%	28.00%	17.00%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
Preferential tax rate	15.00%																																																										15.00%	7.50%	7.50%	7.50%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	12.50%	12.50%	12.50%	12.00%	11.00%	10.00%	12.50%	12.50%	12.50%
Percentage reduction for effective income tax rate																																																																					50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Preferential tax rate period									3 years
Additional tax rate period for qualified enterprises										3 years
Net deferred tax assets	1,327			1,327
Net deferred tax liabilities	93			93
Withholding tax rate				10.00%
Aggregate undistributed earnings																114,373
Percentage of net revenue					5.00%	3.00%	7.00%	11.00%
Percentage of income before income taxes								3.00%
Net operating losses	$ 1,417	$ 399		$ 1,417
Net operating losses, tax expiration period	Expiring on various dates throughout 2016	Expiring on various dates throughout 2015
Net operating losses, tax expiration year	2016	2015
Open tax years in various tax jurisdictions	various tax years from 2005 to 2011 which remain open in various tax jurisdictions
Open tax year in various tax jurisdictions open for examination											2005	2011

Income (Loss) Before Income Taxes and Earning (Loss) in Equity Method Investment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Income (loss) before income taxes and earning (loss) in equity method investment	$ 23,303	$ 32,230	$ 23,528
Greater China
Income Taxes [Line Items]
Income (loss) before income taxes and earning (loss) in equity method investment	29,876	33,266	24,857
Countries other than the PRC
Income Taxes [Line Items]
Income (loss) before income taxes and earning (loss) in equity method investment	$ (6,573)	$ (1,036)	$ (1,329)

Income Tax Expenses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred:
Total	$ 1,075	$ 2,518	$ 2,089
Greater China
Current:
Current	2,256	3,263	3,267
Deferred:
Deferred	(923)	(1,057)	(1,292)
Countries other than the PRC
Current:
Current	73	509	266
Deferred:
Deferred	$ (331)	$ (197)	$ (152)

Principal Components of Deferred Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current deferred tax assets:
Total current deferred tax assets	$ 3,177	$ 2,441
Non-current deferred tax assets:
Net non-current deferred tax assets	11	42
Non-current deferred tax liabilities:
Non-current deferred tax liabilities, net	(3,413)	(1,220)
Deferred Income Taxes
Current deferred tax assets:
Allowance for doubtful accounts	304	227
Accrued compensation expenses	2,873	2,214
Net operating loss carry forwards
Total current deferred tax assets	3,177	2,441
Non-current deferred tax assets:
Net operating loss carry forwards	351	100
Property and equipment	7	42
Valuation allowance	(347)	(100)
Net non-current deferred tax assets	11	42
Non-current deferred tax liabilities:
Intangible assets acquired in business acquisitions	(3,313)	(1,217)
Property and equipment	(100)	(3)
Non-current deferred tax liabilities, net	$ (3,413)	$ (1,220)

Reconciliation Between the Statutory PRC Enterprise Income Tax Rate and the Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory tax rate in PRC	25.00%	25.00%	25.00%
Changes in valuation allowances	1.06%	(0.22%)	(0.20%)
Effect of income tax rate differences of subsidiaries operating with different tax jurisdictions	(10.68%)	(8.34%)	(8.57%)
Effect of tax holidays enjoyed by PRC subsidiaries	(10.77%)	(8.63%)	(7.38%)
Effective tax rate	4.61%	7.81%	8.85%

Income Tax Expense and Net Income Per Share Amounts if Company's Subsidiaries in the PRC were neither in Tax Holiday Period nor had they been Specifically Allowed Special Tax Concessions (Detail) (USD $)
In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Increase in income tax expense	$ 2,510	$ 2,780	$ 1,735
Decrease in net income per ordinary share-basic	$ (0.06)	$ (0.07)	$ (0.04)
Decrease in net income per ordinary share-diluted	$ (0.06)	$ (0.07)	$ (0.04)

Calculation of Net Income (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Earnings Per Share Disclosure [Line Items]
Net income attributable to holders of ordinary shares (numerator)	$ 22,193		$ 29,863		$ 21,508
Shares (denominator):
Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic	43,103,190	[1]	40,298,060	[1]	38,389,495	[1]
Weighted average ordinary shares outstanding used in computing net income per ordinary share-diluted	45,248,469	[2]	43,406,080	[2]	41,576,217	[2]
Net income per ordinary share-basic	$ 0.51		$ 0.74		$ 0.56
Net income per ordinary share-diluted	$ 0.49		$ 0.69		$ 0.52

[1]	In 2010, the Company issued 2,140,148 ordinary shares for future delivery to employees and non-employees upon exercise of vested stock options or grant of nonvested shares. 1,211,897, 1,824,660 and 441,386 shares were transferred to the relevant employees in 2009, 2010 and 2011, respectively. Accordingly, the remaining shares outstanding during the years were excluded in computation of basic net income per share in 2009, 2010 and 2011.
[2]	The Group had securities outstanding which could potentially dilute basic net income per share in the future, but which were excluded from the computation of diluted net income per share in the years ended December 31, 2009, 2010 and 2011 as their effects would have been anti-dilutive. For the years of 2009, 2010 and 2011, such outstanding securities consisted of stock options of a weighted average number of 661,234, 91,684 and 1,237,975, respectively.

Calculation of Net Income (Parenthetical) (Detail)	1 Months Ended			12 Months Ended
	Nov. 30, 2010	Jul. 31, 2010	Jun. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share Disclosure [Line Items]
Ordinary shares issued for share-based compensation	1,000,000	1,089,064	51,084		2,140,148
Shares transferred to relevant employees				441,386	1,824,660	1,211,897
Stock Options
Earnings Per Share Disclosure [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount				1,237,975	91,684	661,234

NET INCOME PER SHARE - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share Disclosure [Line Items]
Weighted average number of contingently issuable ordinary and nonvested shares	269,275	146,344	36,493
Weighted average number of ordinary shares from stock options and nonvested shares	2,677,598	3,677,197	4,406,820
Incremental weighted average number of ordinary shares from the assumed conversion of stock options and nonvested shares using the treasury stock method	1,876,004	2,961,677	3,150,229

SHARES-BASED COMPENSATION- Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		3 Months Ended										12 Months Ended			36 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended									1 Months Ended				12 Months Ended				1 Months Ended															1 Months Ended										1 Months Ended
	Aug. 30, 2006	May 31, 2006	Dec. 31, 2011	Sep. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Jun. 30, 2007	Nov. 03, 2005	Jun. 30, 2007 Options and Nonvested shares Vesting on the First Anniversary of the Date of Grant	Jun. 30, 2007 Options and Nonvested shares Vesting on Each of the Quarterly Anniversaries From the First Vesting Date	Dec. 31, 2011 VanceInfo Financial Solutions Ltd	Dec. 31, 2010 Restricted Stock Units (RSUs)	Dec. 31, 2011 Restricted Stock Units (RSUs) Year	Dec. 31, 2010 Restricted Stock Units (RSUs)	Dec. 31, 2009 Restricted Stock Units (RSUs)	Dec. 31, 2011 Restricted Stock Units (RSUs) Nonvested Shares Vesting on the First Anniversary of the Vesting Commencement Date	Dec. 31, 2010 Restricted Stock Units (RSUs) Nonvested Shares Vesting on the First Anniversary of the Vesting Commencement Date	Dec. 31, 2009 Restricted Stock Units (RSUs) Nonvested Shares Vesting on the First Anniversary of the Vesting Commencement Date	Dec. 31, 2011 Restricted Stock Units (RSUs) Nonvested Shares Vesting on a Pro-rata Basis After the Expiration of Each of the 12 Quarters After the First Vesting Date	Dec. 31, 2010 Restricted Stock Units (RSUs) Nonvested Shares Vesting on a Pro-rata Basis After the Expiration of Each of the 12 Quarters After the First Vesting Date	Dec. 31, 2009 Restricted Stock Units (RSUs) Nonvested Shares Vesting on a Pro-rata Basis After the Expiration of Each of the 12 Quarters After the First Vesting Date	Dec. 31, 2010 Restricted Stock Units (RSUs) First Anniversary Of Grant Date	Dec. 31, 2010 Restricted Stock Units (RSUs) Other	Nov. 30, 2011 Restricted Stock Units (RSUs) VanceInfo Financial Solutions Ltd	Sep. 30, 2011 Restricted Stock Units (RSUs) VanceInfo Financial Solutions Ltd	Dec. 31, 2011 Restricted Stock Units (RSUs) VanceInfo Financial Solutions Ltd Year	Dec. 31, 2011 Employee Stock Option Year	Dec. 31, 2010 Employee Stock Option	Dec. 31, 2009 Employee Stock Option	Aug. 30, 2006 Employee Stock Option Options Vesting on a Date Specified in the Option Award Agreement, Which is Usually a Date Approximately 9 Months or One Year From the Date of Grant	May 31, 2006 Employee Stock Option Options Vesting on a Date Specified in the Option Award Agreement, Which is Usually a Date Approximately 9 Months or One Year From the Date of Grant	Nov. 03, 2005 Employee Stock Option Options Vesting on a Date Specified in the Option Award Agreement, Which is Usually a Date Approximately 9 Months or One Year From the Date of Grant	Aug. 30, 2006 Employee Stock Option Options Vesting on Each of the Monthly Anniversaries From the First Vesting Date	May 31, 2006 Employee Stock Option Options Vesting on Each of the Monthly Anniversaries From the First Vesting Date	Nov. 03, 2005 Employee Stock Option Options Vesting on Each of the Monthly Anniversaries From the First Vesting Date	Aug. 30, 2006 Employee Stock Option Options Vesting on Each of the Quarterly Anniversaries From the First Vesting Date	May 31, 2006 Employee Stock Option Options Vesting on Each of the Quarterly Anniversaries From the First Vesting Date	Nov. 03, 2005 Employee Stock Option Options Vesting on Each of the Quarterly Anniversaries From the First Vesting Date	Dec. 31, 2011 Minimum	Dec. 31, 2010 Minimum	Dec. 31, 2009 Minimum	Dec. 31, 2011 Minimum Restricted Stock Units (RSUs)	Dec. 31, 2010 Minimum Restricted Stock Units (RSUs)	Dec. 31, 2009 Minimum Restricted Stock Units (RSUs)	Aug. 30, 2006 Minimum Employee Stock Option	May 31, 2006 Minimum Employee Stock Option	Nov. 03, 2005 Minimum Employee Stock Option	Jun. 30, 2007 Maximum	Dec. 31, 2011 Maximum	Dec. 31, 2010 Maximum	Dec. 31, 2009 Maximum	Dec. 31, 2011 Maximum Restricted Stock Units (RSUs)	Dec. 31, 2010 Maximum Restricted Stock Units (RSUs)	Dec. 31, 2009 Maximum Restricted Stock Units (RSUs)	Jun. 30, 2007 Maximum Employee Stock Option	Aug. 30, 2006 Maximum Employee Stock Option	May 31, 2006 Maximum Employee Stock Option	Nov. 03, 2005 Maximum Employee Stock Option
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares available for purchase																	1,100,000	1,867,500
Additional shares authorized for purchase	2,400,000	2,400,000
Expiration period																																																																	10 years	10 years	10 years	10 years
Shares vesting																			0.25	0.0625						0.25	0.25	0.25	0.75	0.75	0.75									0.25	0.25	0.25	0.0208	0.0208	0.0208	0.0625	0.0625	0.0625
Vesting period																			12 months	3 months						1 year	1 year	1 year	P12Q	P12Q	P12Q	1 year	P12Q																						9 months	9 months	9 months									1 year	1 year	1 year
Annual percentage increase of number of ordinary shares outstanding as of the first day of each year beginning 2008																																																										3.00%
Period for termination of stock options if the grantee ceases to be employed by or ceases to provide services to the Group													30 days
Options granted			61,000	1,078,405	221,400	555,840	97,500	123,000	43,500	39,500	15,000	48,000	1,360,805	776,340	146,000	2,283,145
Weighted average exercise price per option			$ 8.71	$ 9.5	$ 29.29	$ 34.5	$ 21.7	$ 16.9	$ 14.69	$ 11	$ 5	$ 4.58	$ 8.71	$ 34.5	$ 14.69	$ 8.71																																	$ 6.73	$ 16.9	$ 4.58								$ 29.74	$ 35.5	$ 14.69
Closing stock price			$ 9.07										$ 9.07			$ 9.07						$ 34.13		$ 34.13
Total intrinsic value of options exercised													$ 6,593	$ 47,703	$ 12,760
Share-based compensation													8,444	3,247	1,565						75		3,958	1,765	254												4,411	1,482	1,311
Total unrecognized compensation expense																							5,538													826	11,421
Total unrecognized compensation expense, weighted-average period																							2.95													1.84	1.72
Nonvested shares granted													286,916									85,000	286,916	298,874	89,874									790,000
Discounted purchase price for shares granted for certain executives																						$ 22		$ 22
Discount per share from market price																						$ 12.13		$ 12.13
Vesting percentage for equity instruments other than options																																25.00%	6.25%
Total purchase price																						1,210
Total fair value of nonvested shares vested													$ 2,777	$ 959	$ 128
Weighted average fair value per ordinary share at grant date																																				$ 1.14																$ 4.75	$ 4.75	$ 4.75								$ 35.5	$ 35.5	$ 35.5
Percentage of equity interest to be granted																																			33.30%
Number of ordinary shares to be granted																																			1,000,000
Percentage of share vested																																		50.00%
Remaining non vested shares vesting date																																		Nov 1, 2012

Summary of Stock Options Granted (Detail) (USD $)	3 Months Ended										12 Months Ended			36 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	61,000	1,078,405	221,400	555,840	97,500	123,000	43,500	39,500	15,000	48,000	1,360,805	776,340	146,000	2,283,145
Weighted average exercise price per option	$ 8.71	$ 9.5	$ 29.29	$ 34.5	$ 21.7	$ 16.9	$ 14.69	$ 11	$ 5	$ 4.58	$ 8.71	$ 34.5	$ 14.69	$ 8.71
Weighted average fair value per ordinary share at the grant dates	$ 4.63	$ 3.3	$ 9.9	$ 12.09	$ 7.83	$ 6.09	$ 5.3	$ 3.83	$ 1.74	$ 1.6	$ 4.44
Weighted average intrinsic value per option at the grant dates

Summary of Stock Options Activity (Detail) (USD $)	3 Months Ended										12 Months Ended			36 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Number of options
Outstanding, beginning of period			3,322,628								3,322,628
Granted	61,000	1,078,405	221,400	555,840	97,500	123,000	43,500	39,500	15,000	48,000	1,360,805	776,340	146,000	2,283,145
Forfeited											(112,460)
Exercised											(317,942)
Outstanding, end of period	4,253,031			3,322,628							4,253,031	3,322,628		4,253,031
Weighted average exercise price per option
Outstanding, beginning of period			$ 10.13								$ 10.13
Granted											$ 12.69
Forfeited	$ 18.59										$ 18.59			$ 18.59
Exercised	$ 4.34										$ 4.34			$ 4.34
Outstanding, end of period	$ 11.16			$ 10.13							$ 11.16	$ 10.13		$ 11.16
Weighted average fair value per ordinary share at the grant dates
Outstanding, beginning of period			$ 3.32								$ 3.32
Granted	$ 4.63	$ 3.3	$ 9.9	$ 12.09	$ 7.83	$ 6.09	$ 5.3	$ 3.83	$ 1.74	$ 1.6	$ 4.44
Forfeited											$ 6.22
Exercised											$ 1.28
Outstanding, end of period	$ 3.75			$ 3.32							$ 3.75	$ 3.32		$ 3.75

Summary of Stock Options Outstanding and Exercisable (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 Year	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding -Number outstanding	4,253,031	3,322,628
Options outstanding -Weighted average remaining contractual life	3.83
Options outstanding - Weighted average exercise price per option	$ 11.16	$ 10.13
Options outstanding - Aggregate intrinsic value at end of period	$ 12,925
Options exercisable - Number exercisable	2,177,784
Options exercisable - Weighted average exercise price per option	$ 6.17
Options exercisable - Aggregate intrinsic value at end of period	$ 10,654

Fair Value of Options (Detail) (USD $)	3 Months Ended										12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2011 Stock Options Minimum	Dec. 31, 2010 Stock Options Minimum	Dec. 31, 2009 Stock Options Minimum	Dec. 31, 2011 Stock Options Maximum	Dec. 31, 2010 Stock Options Maximum	Dec. 31, 2009 Stock Options Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options	$ 4.63	$ 3.3	$ 9.9	$ 12.09	$ 7.83	$ 6.09	$ 5.3	$ 3.83	$ 1.74	$ 1.6	$ 4.44	$ 2.42	$ 6.09	$ 1.6	$ 10.05	$ 12.13	$ 5.3

Fair Value Assumptions of Options (Detail)	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010 Year	Dec. 31, 2009 Year
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Volatility, minimum	41.41%	41.50%	40.80%
Volatility, maximum	69.00%	44.70%	44.70%
Risk-free interest rate of return, minimum	1.54%	1.89%	2.62%
Risk-free interest rate of return, maximum	1.89%	2.62%	3.62%
Expected term, minimum	3.61	3.61	3.61
Expected term, maximum	4.11	4.11
Dividend yield

Summary of Nonvested Shares (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Weighted number of nonvested shares
Outstanding, beginning of period	357,907
Granted	286,916
Vested	(123,444)
Forfeited	(73,428)
Outstanding, end of period	447,951
Weighted average fair value per ordinary share at the grant dates
Outstanding, beginning of period	$ 21.06
Granted	$ 22.96
Vested	$ 18.27
Forfeited	$ 24.57
Outstanding, end of period	$ 22.47

ORDINARY SHARES ISSUANCE - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended						12 Months Ended	1 Months Ended
	Nov. 30, 2010	Jul. 31, 2010	Jun. 30, 2010	Mar. 31, 2010	Jan. 31, 2010 Person	Jul. 31, 2009	Dec. 31, 2010	Nov. 30, 2011 Tp Corporation Limited	Nov. 30, 2010 Tp Corporation Limited	Oct. 31, 2009 Guangzhou Kernel Technology Limited [Member]	Nov. 30, 2011 VanceInfo Financial Service	Nov. 30, 2011 Lifewood	Nov. 30, 2011 Oracle Consulting and Implementation Services	Oct. 31, 2009 Cypress Hill Holdings Limited	Oct. 31, 2009 Fortune Sea International Limited	Oct. 31, 2009 Million International Limited	Oct. 31, 2009 Wireless Info Tech, Ltd
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Issuance of ordinary shares upon share offering, shares	2,530,000					345,000
Proceeds from issuance of ordinary shares upon share offering	$ 89,226					$ 3,624
Payment for issuance costs in connection with share offering	590					976
Issuance of ordinary shares in connection with business acquisitions								55,944	26,442	6,163	44,642	50,746	6,721	106,820	106,820	106,820	95,590
Number of employees terminated					1
Ordinary shares returned from an employee (in shares)				27,772
Ordinary shares returned from an employee				537			537
Provision in connection with the losses caused by an employee				$ 537
Ordinary shares issued for share-based compensation, shares	1,000,000	1,089,064	51,084				2,140,148

Stock Repurchase Program - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended			12 Months Ended
	Mar. 21, 2011	Mar. 31, 2009	Feb. 21, 2009	Dec. 31, 2011
Share Repurchases [Line Items]
Share repurchase program maximum authorized amount	$ 40,000		$ 10,000
Number of shares repurchased		2,800		2,394,573
Shares repurchased amount		$ 13		$ 34,791
Stock Repurchase Program, Expiration Date				Mar 20, 2012

Summary of Group's Financial Assets/(Liabilities) Measured at Fair Value on a Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale investment		$ 1,302
Contingent consideration	(18,236)	(3,269)
Forward contract	(253)	(332)
Total	(18,489)	(2,299)
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Forward contract	(253)	(332)
Total	(253)	(332)
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale investment		1,302
Contingent consideration	(18,236)	(3,269)
Total	$ (18,236)	$ (1,967)

Summary of Movement of Balances of Group's Financial Assets/(Liabilities) Measured at Fair Value on a Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of period	$ (1,967)
Initial recognition of contingent consideration in connection with business acquisitions	(19,446)
Change in fair value of contingent considerations	920
Transfer of contingent consideration to payable	3,269
Settlement of contingent consideration	709
Transfer of available-for-sale in connection with acquiring Beijing Viatt (Note 6)	(1,302)
Exchange difference	(419)
Balance at end of period	$ (18,236)

EMPLOYEE BENEFIT PLAN - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Employee benefits	$ 18,362	$ 11,258	$ 7,219

STATUTORY RESERVES AND RESTRICTED NET ASSETS - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stockholders Equity Note [Line Items]
Required appropriations percentage of after-tax profit for the general reserve fund	10.00%	10.00%	10.00%
Maximum appropriations of after-tax profit to the registered capital	50.00%	50.00%	50.00%
Provision for statutory reserve	$ 2,895	$ 1,171	$ 991
Aggregate amounts of capital and statutory reserves restricted	$ 85,102	$ 81,735

Litigation Threat Against The Company - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended				1 Months Ended
	Jun. 28, 2011	Dec. 03, 2007 Entity	Dec. 31, 2011 Minimum	Dec. 03, 2007 Octiga, Inc	Jan. 21, 2011 Octiga, Inc Mr. Jonathan Jianguo Jiang	Jan. 21, 2011 Octiga, Inc Minimum	Jan. 21, 2011 Beijing Heteng Software Technology Co, Ltd	Dec. 03, 2007 Beijing Heteng Software Technology Co, Ltd	Aug. 31, 2004 Long March Launch Vehicle Technology Co, Ltd
Number of subsidiaries included letter		2
Ownership percentage			20.00%	40.00%		30.00%	95.00%	100.00%	70.00%
Number of shares which compensation was not appropriately provided					220,000
Action taken by defendant	In order to avoid further distraction of management attention, our Chairman and Chief Executive Officer, Chris Shuning Chen, personally made a payment of $75 to settle this litigation.
Settlement of litigation	$ 75
Date lawsuit dismissed with prejudice	Mar 1, 2012

COMMITMENTS - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Leases Disclosure [Line Items]
Lease expiration year	2016
Rental expense under operating leases	$ 13,340	$ 8,889	$ 6,573
Contractual commitments for purchases of equipment and leasehold improvements	13,478
Contractual commitments for purchases of equipment and leasehold improvements to be paid in 2012	13,475
Contractual commitments for purchases of equipment and leasehold improvements to be paid in 2013	$ 3

Future Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Schedule of Operating Leases [Line Items]
2012	$ 11,701
2013	6,766
2014	2,924
2015	2,601
2016	609
Operating Leases, Future Minimum Payments Due, Total	$ 24,601

SUBSEQUENT EVENTS - Additional Information (Detail) (Acquisition, USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended
Feb. 29, 2012 Person
Beijing Sunwin Technology Co Ltd
Subsequent Event [Line Items]
Equity ownership percentage acquired	100.00%
Cash paid	$ 2,371
Fair value of equity consideration	1,152
Number of professionals who joined the Company	90
Additional contingent considerations period based on specific earnings objectives	3 years
Beijing Yunxiang Weiye Information Technology Co Ltd
Subsequent Event [Line Items]
Percentage of Equity interest owned	50.00%

Financial Information of Parent Company Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 96,170	$ 161,265	$ 64,057	$ 79,963
Term deposit	5,000	5,000
Held-to-maturity securities - current	9,401	13,208
Prepaid expenses and other current assets	12,865	4,860
Total current assets	254,589	274,192
Held-to-maturity securities - non-current		1,558
Total assets	385,896	351,639
Current liabilities:
Accrued expenses and other payables	54,980	36,377
Deferred income-current	478	462
Total current liabilities	66,438	49,678
Deferred income-non-current	2,384	1,305
Total liabilities	82,452	55,472
Equity:
Ordinary shares ($0.001 par value, 70,000,000 shares authorized; 44,556,910 and 44,714,963 shares issued as of December 31, 2010 and 2011, respectively; 44,556,910 and 42,320,390 shares outstanding as of December 31, 2010 and 2011, respectively)	45	45
Additional paid-in capital	223,707	208,431
Treasury stock, in the form of ADS at cost (nil and 2,394,573 shares as of December 31, 2010 and 2011, respectively)	(34,791)
Shares issuable in connection with business acquisitions		3,594
Accumulated other comprehensive income	17,029	8,836
Retained earnings	91,081	71,783
Total equity	303,444	296,167	162,562	131,503
Total liabilities and equity	385,896	351,639
Parent Company
Current assets:
Cash and cash equivalents	1,202	102,832	42,277	56,592
Term deposit	5,000	5,000
Held-to-maturity securities - current	9,401	13,208
Prepaid expenses and other current assets	338	602
Amount due from related parties	111,352	35,802
Total current assets	127,293	157,444
Held-to-maturity securities - non-current		1,558
Investment in subsidiaries	181,781	143,426
Total assets	309,074	302,428
Current liabilities:
Amount due to related parties	956	3,775
Accrued expenses and other payables	1,812	719
Deferred income-current	478	462
Total current liabilities	3,246	4,956
Deferred income-non-current	2,384	1,305
Total liabilities	5,630	6,261
Equity:
Ordinary shares ($0.001 par value, 70,000,000 shares authorized; 44,556,910 and 44,714,963 shares issued as of December 31, 2010 and 2011, respectively; 44,556,910 and 42,320,390 shares outstanding as of December 31, 2010 and 2011, respectively)	45	45
Additional paid-in capital	223,707	208,431
Treasury stock, in the form of ADS at cost (nil and 2,394,573 shares as of December 31, 2010 and 2011, respectively)	(34,791)
Shares issuable in connection with business acquisitions		3,594
Accumulated other comprehensive income	17,029	8,836
Retained earnings	97,454	75,261
Total equity	303,444	296,167	162,562	131,503
Total liabilities and equity	$ 309,074	$ 302,428

Financial Information of Parent Company Balance Sheet (Parenthetical) (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	70,000,000	70,000,000
Ordinary shares, shares issued	44,714,963	44,556,910
Ordinary shares, shares outstanding	42,320,390	44,556,910
Treasury stock, in the form of ADS at cost, shares	2,394,573
Parent Company
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	70,000,000	70,000,000
Ordinary shares, shares issued	44,714,963	44,556,910
Ordinary shares, shares outstanding	42,320,390	44,556,910
Treasury stock, in the form of ADS at cost, shares	2,394,573

Financial Information of Parent Company Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Cost of revenues (including share-based compensation of $313, $492 and $762 in 2009, 2010 and 2011, respectively)	$ (184,518)	$ (130,035)	$ (90,830)
Selling, general and administrative expenses (including share-based compensation of $1,252, $2,755 and $7,682 in 2009, 2010 and 2011, respectively)	(81,848)	(51,901)	(34,710)
Other operating income	3,172	2,036	413
Income (Loss) from operations	20,863	31,871	22,877
Earnings (loss) in equity method investment	(35)	151	69
Interest income	2,295	782	856
Exchange differences	(949)	(950)	(119)
Net income	22,193	29,863	21,508
Income attributable to VanceInfo Technologies Inc. shareholders	22,193	29,863	21,508
Net income	22,193	29,863	21,508
Other comprehensive income, net of tax:
Foreign currency translation adjustments	8,615	3,722	(48)
Unrealized gain (loss) on foreign currency exchange forward contract	(247)	(506)	145
(Gain) loss on foreign currency exchange forward contract transfer to statements of operations	319	202	(36)
Transfer to the statements of operations of realized gain on available- for-sale investment, net tax effect of $87	(494)
Net unrealized gain on available-for-sale investment, net tax effect of ($87)		494
Total other comprehensive income, net of tax	8,193	3,912	61
Comprehensive income	30,386	33,775	21,569
Comprehensive income attributable to VanceInfo Technologies Inc. Shareholders	30,386	33,775	21,569
Parent Company
Condensed Financial Statements, Captions [Line Items]
Cost of revenues (including share-based compensation of $313, $492 and $762 in 2009, 2010 and 2011, respectively)	(762)	(492)	(313)
Selling, general and administrative expenses (including share-based compensation of $1,252, $2,755 and $7,682 in 2009, 2010 and 2011, respectively)	(8,100)	(3,073)	(1,853)
Other operating income	445	331	196
Income (Loss) from operations	(8,417)	(3,234)	(1,970)
Earnings (loss) in equity method investment	30,106	33,139	22,755
Interest income	457	432	672
Exchange differences	47	(474)	51
Net income	22,193	29,863	21,508
Income attributable to VanceInfo Technologies Inc. shareholders	22,193	29,863	21,508
Net income	22,193	29,863	21,508
Other comprehensive income, net of tax:
Foreign currency translation adjustments	8,615	3,722	(48)
Unrealized gain (loss) on foreign currency exchange forward contract	(247)	(506)	145
(Gain) loss on foreign currency exchange forward contract transfer to statements of operations	319	202	(36)
Transfer to the statements of operations of realized gain on available- for-sale investment, net tax effect of $87	(494)
Net unrealized gain on available-for-sale investment, net tax effect of ($87)		494
Total other comprehensive income, net of tax	8,193	3,912	61
Comprehensive income	30,386	33,775	21,569
Comprehensive income attributable to VanceInfo Technologies Inc. Shareholders	$ 30,386	$ 33,775	$ 21,569

Financial Information of Parent Company Statement of Operations (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Share-based compensation	$ 8,444	$ 3,247	$ 1,565
Transfer to the statements of operations of realized gain on available-for-sale investment, tax effect	87
Net unrealized gain on available-for-sale investment, tax effect		(87)
Cost of Revenues
Condensed Financial Statements, Captions [Line Items]
Share-based compensation	762	492	313
Selling, General and Administrative Expense
Condensed Financial Statements, Captions [Line Items]
Share-based compensation	7,682	2,755	1,252
Parent Company
Condensed Financial Statements, Captions [Line Items]
Share-based compensation	8,444	3,247	1,565
Transfer to the statements of operations of realized gain on available-for-sale investment, tax effect	87
Net unrealized gain on available-for-sale investment, tax effect		(87)
Parent Company | Cost of Revenues
Condensed Financial Statements, Captions [Line Items]
Share-based compensation	762	492	313
Parent Company | Selling, General and Administrative Expense
Condensed Financial Statements, Captions [Line Items]
Share-based compensation	$ 7,682	$ 2,755	$ 1,252

Financial Information of Parent Company Statements of Change in Equity and Comprehensive Income (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended					12 Months Ended			1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended
	Nov. 30, 2010	Jul. 31, 2010	Jun. 30, 2010	Mar. 31, 2010	Jul. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 30, 2011 Tp Corporation Limited	Nov. 30, 2010 Tp Corporation Limited	Dec. 31, 2010 Tp Corporation Limited	Dec. 31, 2009 Tp Corporation Limited	Nov. 30, 2011 VanceInfo Financial Service	Dec. 31, 2011 Parent Company	Dec. 31, 2010 Parent Company	Dec. 31, 2009 Parent Company	Dec. 31, 2010 Parent Company Tp Corporation Limited	Dec. 31, 2009 Parent Company Tp Corporation Limited	Dec. 31, 2010 Parent Company VanceInfo Financial Service	Dec. 31, 2011 Ordinary share	Dec. 31, 2010 Ordinary share	Dec. 31, 2009 Ordinary share	Dec. 31, 2011 Ordinary share Parent Company	Dec. 31, 2010 Ordinary share Parent Company	Dec. 31, 2009 Ordinary share Parent Company	Dec. 31, 2011 Additional paid-in capital	Dec. 31, 2010 Additional paid-in capital	Dec. 31, 2009 Additional paid-in capital	Dec. 31, 2011 Additional paid-in capital Parent Company	Dec. 31, 2010 Additional paid-in capital Parent Company	Dec. 31, 2009 Additional paid-in capital Parent Company	Dec. 31, 2011 Treasury stock	Dec. 31, 2011 Treasury stock Parent Company	Dec. 31, 2011 Shares issuable in connection with business acquisitions	Dec. 31, 2010 Shares issuable in connection with business acquisitions	Dec. 31, 2009 Shares issuable in connection with business acquisitions	Dec. 31, 2010 Shares issuable in connection with business acquisitions Tp Corporation Limited	Dec. 31, 2009 Shares issuable in connection with business acquisitions Tp Corporation Limited	Dec. 31, 2011 Shares issuable in connection with business acquisitions Parent Company	Dec. 31, 2010 Shares issuable in connection with business acquisitions Parent Company	Dec. 31, 2009 Shares issuable in connection with business acquisitions Parent Company	Dec. 31, 2010 Shares issuable in connection with business acquisitions Parent Company Tp Corporation Limited	Dec. 31, 2009 Shares issuable in connection with business acquisitions Parent Company Tp Corporation Limited	Dec. 31, 2010 Shares issuable in connection with business acquisitions Parent Company VanceInfo Financial Service	Dec. 31, 2011 Accumulated other comprehensive income	Dec. 31, 2010 Accumulated other comprehensive income	Dec. 31, 2009 Accumulated other comprehensive income	Dec. 31, 2011 Accumulated other comprehensive income Parent Company	Dec. 31, 2010 Accumulated other comprehensive income Parent Company	Dec. 31, 2009 Accumulated other comprehensive income Parent Company	Dec. 31, 2011 Retained earnings	Dec. 31, 2010 Retained earnings	Dec. 31, 2009 Retained earnings	Dec. 31, 2011 Retained earnings Parent Company	Dec. 31, 2010 Retained earnings Parent Company	Dec. 31, 2009 Retained earnings Parent Company
Condensed Financial Statements, Captions [Line Items]
Beginning Balance (in shares)																				44,556,910	39,888,092	39,120,879	44,556,910	39,888,092	39,120,879
Beginning Balance						$ 296,167	$ 162,562	$ 131,503						$ 296,167	$ 162,562	$ 131,503				$ 45	$ 40	$ 39	$ 45	$ 40	$ 39	$ 208,431	$ 111,680	$ 101,184	$ 208,431	$ 111,680	$ 101,184			$ 3,594	$ 520	$ 1,527			$ 3,594	$ 520	$ 1,527				$ 8,836	$ 4,924	$ 4,863	$ 8,836	$ 4,924	$ 4,863	$ 71,783	$ 43,091	$ 22,574	$ 75,261	$ 45,398	$ 23,890
Issuance of ordinary shares in connection with business acquisitions (in shares)									55,944	26,442			44,642							158,053	26,442	422,213	158,053	26,442	422,213
Issuance of ordinary shares in connection with business acquisitions						1,849		562						1,849		562						1			1	5,443	520	2,088	5,443	520	2,088			(3,594)	(520)	(1,527)			(3,594)	(520)	(1,527)
Repurchase of ordinary shares (in shares)																				(2,394,573)		(2,800)	(2,394,573)		(2,800)
Shares issuable in connection with acquisition											1,978	520					1,978	520	1,616																		1,978	520				1,978	520	1,616
Repurchase of ordinary share						(34,791)		(13)						(34,791)		(13)												(13)			(13)	(34,791)	(34,791)
Ordinary shares returned from an employee (Note 20) (in shares)				(27,772)																	(27,772)			(27,772)
Ordinary shares returned from an employee (Note 20)				(537)			(537)								(537)												(537)			(537)
Issuance of ordinary shares upon share offering (in shares)	2,530,000				345,000																2,530,000	345,000		2,530,000	345,000
Issuance of ordinary shares upon share offering							89,226	2,648							89,226	2,648					3			3			89,223	2,648		89,223	2,648
Ordinary shares issued for share-based compensation (in shares)	1,000,000	1,089,064	51,084				2,140,148														2,140,148	2,800		2,140,148	2,800
Ordinary shares issued for share-based compensation						1,678	4,510	4,208						1,678	4,516	4,208					2			2		1,678	4,508	4,208	1,678	4,514	4,208
Share-based compensation						8,155	3,037	1,565						8,155	3,031	1,565										8,155	3,037	1,565	8,155	3,031	1,565
Unrealized gain (loss)on foreign currency exchange forward contract														(247)	(507)	145																																(247)	(507)	145
(Gain) loss on foreign currency exchange forward contract transfer to statements of operations						319	202	(36)						319	202	(36)																													319	202	(36)	319	202	(36)
Net unrealized gain on available-for-sale investment, net tax effect of ($87)							494								494																															494			494
Transfer to the statement of operations of net unrealized gain on available-for-sale investment, net tax effect of $87						(494)								(494)																															(494)			(494)
Foreign currency translation adjustment														8,615	3,723	(48)																																8,615	3,723	(48)
Net income						22,193	29,863	21,508						22,193	29,863	21,508																																			22,193	29,863	21,508	22,193	29,863	21,508
Ending Balance (in shares)																				42,320,390	44,556,910	39,888,092	42,320,390	44,556,910	39,888,092
Ending Balance						$ 303,444	$ 296,167	$ 162,562						$ 303,444	$ 296,167	$ 162,562				$ 45	$ 45	$ 40	$ 45	$ 45	$ 40	$ 223,707	$ 208,431	$ 111,680	$ 223,707	$ 208,431	$ 111,680	$ (34,791)	$ (34,791)		$ 3,594	$ 520				$ 3,594	$ 520				$ 17,029	$ 8,836	$ 4,924	$ 17,029	$ 8,836	$ 4,924	$ 91,081	$ 71,783	$ 43,091	$ 97,454	$ 75,261	$ 45,398

Financial Information of Parent Company Statements of Change in Equity and Comprehensive Income (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net unrealized gain on available-for-sale investment, net tax effect		$ (87)
Transfer to the statement of operations of realized gain on available-for-sale investment, tax effect	87
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net unrealized gain on available-for-sale investment, net tax effect		(87)
Transfer to the statement of operations of realized gain on available-for-sale investment, tax effect	$ 87

Financial Information of Parent Company Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 22,193	$ 29,863	$ 21,508
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share-based compensation	8,444	3,247	1,565
(Earnings) loss in equity method investment	35	(151)	(69)
(Gain) loss on foreign currency exchange forward contracts transfer to statements of operations	333	578	(52)
Allowance for doubtful accounts	75	685	445
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(468)	945	(1,063)
Accrued expenses and other payables	5,541	8,810	7,016
Deferred income	1,094	(270)	757
Net cash provided by operating activities	2,877	11,554	11,925
Cash flows from investing activities:
Purchase of non-current investment-held-to-maturity securities	(6,079)	(1,560)
Purchase of current investment-held-to-maturity securities	(5,253)	(15,213)	(12,104)
Proceeds from maturity of held-to-maturity securities	16,826	13,648
Payment for settlement of foreign currency forward exchange contracts	(339)	(388)
Purchase of term deposit	(5,000)		(10,000)
Cash received upon maturity of term deposit	5,000	5,000	1,465
Net cash used in investing activities	(32,281)	(11,339)	(30,483)
Cash flows from financing activities:
Proceeds from exercise of options	1,434	5,011	3,625
Repurchase of ordinary shares	(34,791)		(13)
Net cash provided by (used in) financing activities	(37,650)	96,225	2,673
Net (decrease) increase in cash and cash equivalents	(67,054)	96,440	(15,885)
Cash and cash equivalents at beginning of year	161,265	64,057	79,963
Cash and cash equivalents at end of year	96,170	161,265	64,057
Parent Company
Cash flows from operating activities:
Net income	22,193	29,863	21,508
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share-based compensation	8,444	3,247	1,565
(Earnings) loss in equity method investment	(30,106)	(33,139)	(22,755)
(Gain) loss on foreign currency exchange forward contracts transfer to statements of operations	333	578	(52)
Allowance for doubtful accounts	15
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	66	1,188	(552)
Amounts due from related parties	(73,788)	12,666	(5,222)
Amounts due to related parties	(2,819)	(6,789)	5,865
Accrued expenses and other payables	(18)	(375)	151
Deferred income	1,094	(270)	757
Net cash provided by operating activities	(74,586)	6,969	1,265
Cash flows from investing activities:
Purchase of non-current investment-held-to-maturity securities	(6,079)	(1,560)
Purchase of current investment-held-to-maturity securities	(5,253)	(15,213)	(12,104)
Proceeds from maturity of held-to-maturity securities	16,826	13,648
Purchase of businesses and increased investment in subsidiaries		(42,001)
Payment for settlement of foreign currency forward exchange contracts	(339)	(388)
Purchase of term deposit	(5,000)		(10,000)
Cash received upon maturity of term deposit	5,000	5,000
Net cash used in investing activities	5,155	(40,514)	(22,104)
Cash flows from financing activities:
Proceeds from exercise of options	1,434	5,011	3,625
Repayment of advance received for option granted	1,210
Repurchase of ordinary shares	(34,791)		(13)
Proceeds from issuance of ordinary shares upon share offering in 2009			3,624
Payment for issuance costs in connection with share offering in 2009		(220)	(712)
Proceeds from issuance of ordinary shares upon share offering in 2010		89,816
Payment for issuance costs in connection with share offering in 2010	(52)	(507)
Net cash provided by (used in) financing activities	(32,199)	94,100	6,524
Net (decrease) increase in cash and cash equivalents	(101,630)	60,555	(14,315)
Cash and cash equivalents at beginning of year	102,832	42,277	56,592
Cash and cash equivalents at end of year	$ 1,202	$ 102,832	$ 42,277